UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-03422

Exact name of registrant as specified in charter:	The Prudential Variable Contract Account-11

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2005

Date of reporting period:	6/30/2005

Item 1 –	Reports to Stockholders – [ INSERT REPORT ]

Prudential MEDLEY Program

Semiannual Report to Participants

June 30, 2005

“Please note that inside is a Prospectus Supplement dated July 25, 2005. This document is applicable to your insurance contract and this document is separate from and not a part of the semiannual report.”

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3777

A Prudential Financial company

IFS-A105477

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus for The MEDLEY Program and current performance results. The performance results show historical investment performance after the deduction of investment management fees, investment-related expenses, and any product charges, including the maximum possible withdrawal charges.

The report is for the information of persons participating in The Prudential Variable Contract Account-10 (VCA-10), The Prudential Variable Contract Account-11 (VCA-11), and The Prudential Variable Contract Account-24 (VCA-24) of The MEDLEY Program. VCA-10, VCA-11, and VCA-24 are group annuity insurance products issued by The Prudential Insurance Company of America, 751 Broad Street, Newark, NJ, 07102-3777 and distributed by Prudential Investment Management Services LLC (PIMS), member SIPC, Three Gateway Center, 14th Floor, Newark, NJ 07102-4077. Both are Prudential Financial companies. Contract guarantees are based on the claims-paying ability of the issuing Company. Each company is solely responsible for its own respective financial conditions and contractual obligations. Prudential Financial and the Rock logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

This report includes the financial statements of the VCA-10, Capital Growth Account; VCA-11, Money Market Account; and The Prudential Series Fund, Inc. (the ”Funds”)

This report does not include separate account financials for the VCA-24 Subaccounts. If you would like separate account financial statements as of June 30, 2005, please call the telephone number on the inside back cover of this report.

Investors should consider the contract and the underlying portfolios’ investment objectives, risks, charges and expenses carefully before investing. This and other important information is contained in the prospectuses that can be obtained from your financial professional. You should read the prospectuses carefully before investing.

Annuity contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your plan sponsor or licensed financial professional can provide you with costs and complete details.

A description of the Funds’ proxy voting policies and procedures is available, without charge, upon request. MEDLEY participants should call 888-778-2888 to obtain a description of the Funds’ proxy voting policies and procedures. The description is also available on the website of the Securities and Exchange Commission (the ”Commission”) at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2005 is available on the website of the Commission, at www.sec.gov and on the Funds’ website at www.irrc.com/prudential.

Each Fund files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call 1-800-SEC-0330. MEDLEY participants may obtain copies of Form N-Q filings by calling 888-778-2888.

The Prudential MEDLEY Program

Semiannual Report

June 30, 2005

Table of Contents

Letter to Participants

VCA-10 CAPITAL GROWTH ACCOUNT

Financial Statements

VCA-11 MONEY MARKET ACCOUNT

Financial Statements

VCA-24 THE PRUDENTIAL SERIES FUND, INC. PORTFOLIOS

Conservative Balanced Portfolio

Diversified Bond Portfolio

Equity Portfolio

Flexible Managed Portfolio

Global Portfolio

Government Income Portfolio

Stock Index Portfolio

This report may include financial information pertaining to certain portfolios that are not available in the Program available to you. Please refer to your Program documents or contact your Program sponsor to determine which portfolios are available to you.

The Prudential MEDLEY Program

Semiannual Report

JUNE 30, 2005

Letter to Participants

■	DEAR PARTICIPANTS,

We hope that you find the semiannual report for the Prudential MEDLEY Program a valuable source of information about your investments. Your success is important to us.

With this in mind, we recommend that you periodically review your financial objectives with your investment professional. It is important to ensure that you have a diversified investment plan that reflects your reasons for investing, personal investment horizon, and risk tolerance. Diversification also can be a key to successful investing for retirement. By dividing your investments among a number of different investment options with varying behavior patterns, you may better position yourself for potential market fluctuations.

At Prudential, we are committed to helping you grow and protect your wealth by providing financial solutions that meet your needs—today and in the future. We thank you for your confidence in our products.

Sincerely,

David R. Odenath, Jr. President The Prudential Series Fund, Inc.	Judy A. Rice, President Variable Contract Accounts 10 & 11

July 29, 2005

FINANCIAL STATEMENTS OF VCA-10

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2005

LONG-TERM INVESTMENTS — 98.2%		Value (Note 2)
COMMON STOCKS	Shares
Aerospace/Defense — 1.2%
Lockheed Martin Corp.	47,700	$3,094,299

Beverages — 1.4%
PepsiCo, Inc.	68,100	3,672,633

Biotechnology — 3.9%
Amgen, Inc. (a)	54,800	3,313,208
Genentech Inc. (a)	53,100	4,262,868
Gilead Sciences, Inc. (a)	67,300	2,960,527

		10,536,603

Capital Markets — 4.1%
Bank of New York (The)	61,800	1,778,604
Charles Schwab Corp.	360,300	4,064,184
Goldman Sachs Group, Inc. (The)	25,100	2,560,702
Merrill Lynch & Co.	47,700	2,623,977

		11,027,467

Chemicals — 2.5%
Agrium, Inc.	197,500	3,872,975
Dupont EI. de Nemours	67,700	2,911,777

		6,784,752

Commercial Services & Supplies — 2.0%
Cendant Corp.	129,100	2,887,967
Waste Management, Inc.	90,400	2,561,936

		5,449,903

Communications Equipment — 1.6%
QualComm, Inc.	83,700	2,762,937
Nortel Networks Corp. (a)	619,800	1,617,678

		4,380,615

Consumer Finance — 1.9%
American Express Co.	95,900	5,104,757

Diversified Financial Services — 3.3%
J.P. Morgan & Chase Co.	117,736	4,158,436
PHH Corp. (a)	60,200	1,548,344
Principal Financial Group, Inc.	72,800	3,050,320

		8,757,100

Electronic Equipment & Instruments — 1.2%
Agilent Technologies, Inc. (a)	140,000	3,222,800

Electric Utilities Producers — 1.5%
Exelon Corp.	77,900	3,998,607

Energy Equipment & Services — 9.3%
BJ Services Co.	108,100	5,673,088
ENSCO International, Inc.	89,400	3,196,050
Global SantaFe Corp.	114,200	4,659,360
Schlumberger Ltd.	51,800	3,933,692
Smith International, Inc.	58,300	3,713,710
Weatherford International Ltd. (a)	67,000	3,884,660

		25,060,560

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Food & Staples Retailing — 1.6%
Kroger Co. (The) (a)	230,600	$4,388,318

Food Products — 1.5%
Cadbury Schweppes Spons. ADR (United Kingdom)	104,800	4,016,984

Health Care Equipment & Supplies — 1.4%
St. Jude Medical, Inc. (a)	83,300	3,632,713

Health Care Providers & Services — 2.9%
Caremark Rx, Inc. (a)	88,200	3,926,664
Wellpoint Inc. (a)	54,800	3,816,272

		7,742,936

Hotels, Restaurants & Leisure — 0.8%
Gtech Holdings	74,000	2,163,760

Independent Power Producers & Energy Traders — 2.5%
Constellation Energy Group, Inc.	65,800	3,796,002
TXU, Corp.	35,600	2,958,004

		6,754,006

Industrial Conglomerates — 4.6%
General Electric Company	240,000	8,316,000
Tyco International Ltd.	136,600	3,988,720

		12,304,720

Insurance — 3.9%
American International Group	95,500	5,548,550
Loews Corp.	61,800	4,789,500

		10,338,050

Internet & Catalog Retail — 1.1%
eBay, Inc. (a)	91,600	3,023,716

Internet Software & Services — 2.0%
Google Inc. Cl. A (a)	18,300	5,382,945

Media — 1.9%
Univision Communications, Inc. Cl. A (a)	97,000	2,672,350
Viacom, Inc. Cl. B	76,194	2,439,732

		5,112,082

Metals & Mining — 6.4%
Companhia Vale do Rio Doce ADR (Brazil)	208,600	6,107,808
Freeport-McMoRan Cooper & Gold, Inc. Cl. B	142,400	5,331,456
Newcrest Mining Ltd. ADR (Australia)	228,000	2,986,800
Phelps Dodge Corp.	29,300	2,710,250

		17,136,314

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-10

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2005

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Multiline Retail — 2.6%
Federated Department Stores, Inc.	45,600	$3,341,568
Target Corp.	67,700	3,683,557

		7,025,125

Office Electronics — 1.6%
Xerox Corp. (a)	320,600	4,421,074

Oil, Gas & Consumable Fuels — 8.7%
Apache Corp.	64,390	4,159,593
EOG Resources, Inc.	89,000	5,055,200
Nexen, Inc.	154,700	4,696,692
Suncor Energy, Inc.	196,600	9,303,112

		23,214,597

Pharmaceuticals — 7.4%
Eli Lilly & Co.	89,500	4,986,045
Novartis AG ADR (Switzerland)	94,400	4,478,336
Pfizer, Inc.	117,000	3,226,860
Roche Holdings Ltd. ADR (Switzerland)	69,300	4,387,037
Sanofi Aventis ADR (France)	64,900	2,660,251

		19,738,529

Semiconductors & Semiconductor Equipment — 3.2%
Applied Materials, Inc.	78,300	1,266,894
Intel, Corp.	171,500	4,469,290
Marvell Technology Group Ltd. (a)	74,500	2,833,980

		8,570,164

Software — 6.5%
Adobe Systems Incorporated	137,400	3,932,388
Computer Associates International, Inc.	573	15,746
Electronic Arts, Inc. (a)	64,700	3,662,667
Mercury Interactive Corp. (a)	69,600	2,669,856
Microsoft Corp.	208,400	5,176,656
Navteq Corp. (a)	56,100	2,085,798

		17,543,111

Specialty Retail — 1.0%
Bed, Bath & Beyond, Inc. (a)	63,900	2,669,742

Tobacco — 1.4%
Altria Group, Inc.	59,800	3,866,668

Wireless Telecommunication Services — 1.3%
Nextel Communications, Inc. Cl. A (a)	109,400	3,534,714

TOTAL LONG-TERM INVESTMENTS (Cost: $204,325,524)		$263,670,364

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
SHORT-TERM INVESTMENTS — 1.6%
MUTUAL FUND
Dryden Core Investment Fund- Taxable Money Market Series (b) (Cost: $4,265,777; Note 4)	4,265,777	$4,265,777

TOTAL INVESTMENTS — 99.8% (Cost: $208,591,301)		$267,936,141

OTHER ASSETS, LESS LIABILITIES — 0.2%
Cash		23
Receivable for Securities Sold		271,797
Dividends and Interest Receivable		258,216
Payable for Pending Capital Transactions		(22,868)
Payable for Securities Purchased		(81,554)

OTHER ASSETS IN EXCESS OF LIABILITIES		425,614

NET ASSETS — 100%		$268,361,755

NET ASSETS, representing:
Equity of Participants 34,248,125 Accumulation Units at an Accumulation Unit Value of $7.7885		266,740,571
Equity of Annuitants		1,621,184

		$268,361,755

(a)	Non-income producing security.

(b)	Prudential Investments LLC, the manager of the Account also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-10

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2005

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2005 were as follows:

Energy Equipment & Services	9.3%
Oil, Gas & Consumable Fuels	8.7
Pharmaceuticals	7.4
Software	6.5
Metals & Mining	6.4
Industrial Conglomerates	4.6
Capital Markets	4.1
Biotechnology	3.9
Insurance	3.9
Diversified Financial Services	3.3
Semiconductors & Semiconductor Equipment	3.2
Health Care Providers & Services	2.9
Multiline Retail	2.6
Chemicals	2.5
Independent Power Producers & Energy Traders	2.5
Commercial Services & Supplies	2.0
Internet Software & Services	2.0
Consumer Finance	1.9
Media	1.9
Communications Equipment	1.6
Food & Staples Retailing	1.6
Money Market Mutual Fund	1.6
Office Electronics	1.6
Electric Utilities Producers	1.5
Food Products	1.5
Health Care Equipment & Supplies	1.4
Beverages	1.4
Tobacco	1.4
Wireless Telecommunication Services	1.3
Aerospace/Defense	1.2
Electronic Equipment & Instruments	1.2
Internet & Catalog Retail	1.1
Specialty Retail	1.0
Hotels, Restaurants & Leisure	0.8

99.8
Other assets in excess of liabilities	0.2

100.0%

FINANCIAL STATEMENTS OF VCA-10

STATEMENT OF OPERATIONS (Unaudited)

Six Months Ended June 30, 2005

INVESTMENT INCOME
Unaffiliated dividend income (net of $39,671 foreign withholding tax)	$1,727,867
Affiliated interest income	52,219
Total Income	1,780,086
EXPENSES
Fees Charged to Participants for Investment Management Services	(326,190)
Fees Charged to Participants for Administrative Expenses	(980,916)
Total Expenses .	(1,307,106)
NET INVESTMENT INCOME	472,980
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain on Investment Transactions	10,439,001
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,924,540)
NET GAIN ON INVESTMENTS	8,514,461
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,987,441

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended June 30,	Year Ended December 31,
	2005	2004
NET OPERATIONS
Net Investment Income	$472,980	$1,881,112
Net Realized Gain on Investment Transactions	10,439,001	15,592,255
Net Change In Unrealized Appreciation (Depreciation) on Investments	(1,924,540)	6,760,509
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	8,987,441	24,233,876
CAPITAL TRANSACTIONS
Purchase Payments and Transfers In	5,086,597	12,770,789
Withdrawals and Transfers Out	(20,003,462)	(32,660,278)
Annual Account Charges Deducted from Participants’ Accounts	(6,081)	(52,543)
NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS	(14,922,946)	(19,942,032)
NET DECREASE IN NET ASSETS RESULTING FROM SURPLUS TRANSFERS	(79,527)	(6,252)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,015,032)	4,285,592
NET ASSETS
Beginning of period	274,376,787	270,091,195
End of period	$268,361,755	$274,376,787

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS FOR VCA-10

INCOME AND CAPITAL CHANGES PER ACCUMULATION UNIT* (Unaudited)

(For an Accumulation Unit outstanding throughout the period)

	Six Months Ended June 30,	Year Ended December 31,
	2005	2004	2003	2002	2001	2000
Investment Income	$.0502	$.1198	$.0827	$.0760	$.0963	$.1108
Expenses
Investment management fee	(.0093)	(.0170)	(.0142)	(.0143)	(.0172)	(.0173)
Administrative expenses	(.0278)	(.0522)	(.0424)	(.0429)	(.0511)	(.0515)
Net Investment Income	.0131	.0506	.0261	.0188	.0280	.0420
Capital Changes
Net realized gain (loss) on investment transactions	.2950	.4174	(.0999)	(.6619)	(.5812)	.4789
Net change in unrealized appreciation (depreciation) on investments	(.0428)	.1877	1.8517	(.8691)	(.2203)	.0322
Net Increase (Decrease) in Accumulation Unit Value	.2653	.6557	1.7779	(1.5122)	(.7735)	.5531
Accumulation Unit Value
Beginning of period	7.5232	6.8675	5.0896	6.6018	7.3753	6.8222
End of period	$7.7885	$7.5232	$6.8675	$5.0896	$6.6018	$7.3753
Total Return**	3.53%	9.55%	34.93%	(22.91)%	(10.49)%	8.10%
Ratio of Expenses To Average Net Assets***	1.00%†	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of Net Investment Income To Average Net Assets***	.34%†	.72%	.45%	.33%	.40%	.60%
Portfolio Turnover Rate	25%††	62%	63%	70%	79%	77%
Number of Accumulation Units Outstanding
For Participants at end of period (000’s omitted)	34,248	36,252	39,109	41,632	44,444	50,430

*	Calculated by accumulating the actual per unit amounts daily.
**	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total returns for periods of less then one full year are not annualized.
***	These calculations exclude Prudential’s equity in VCA-10.
†	Annualized.
††	Not Annualized.

The above table does not reflect the annual administration charge, which does not affect the Accumulation Unit Value. This charge is made by reducing Participants’ Accumulation Accounts by a number of Accumulation Units equal in value to the charge.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO THE FINANCIAL STATEMENTS OF

VCA-10 (Unaudited)

Note 1:	General

The Prudential Variable Contract Account-10 (“VCA-10” or the “Account”) was established on March 1, 1982 by The Prudential Insurance Company of America (“Prudential”) under the laws of the State of New Jersey and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. VCA-10 has been designed for use by employers (“Contract-holders”) in making retirement arrangements on behalf of their employees (“Participants”). The investment objective of the Account is long-term growth of capital. The Account’s investments are composed primarily of common stocks. Although variable annuity payments differ according to the investment performance of the Account, they are not affected by mortality or expense experience because Prudential assumes the expense risk and the mortality risk under the contracts.

Note 2:	Summary of Significant Accounting Policies

Securities Valuation:    Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser(s), to be over-the-counter, are valued by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Accounts’ Committee Members approved fair valuation procedures. Investments in mutual funds are valued at their net asset value.

Short-term investments which mature in more than 60 days are valued based on current market quotations. Short-term investments having maturities of 60 days or less are valued at amortized cost which approximates market value. Amortized cost is computed using the cost on the date of purchase, adjusted for constant accretion of discount or amortization of premium to maturity.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized and unrealized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Net investment income and realized and unrealized gain or losses (other than administrative fees) are allocated to the Participants and Prudential on a daily basis in proportion to their respective ownership in VCA-10.

Estimates:    The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Federal Income Taxes:    The operations of VCA-10 are part of, and are taxed with, the operations of Prudential. Under the current provisions of the Internal Revenue Code, Prudential does not expect to incur federal income taxes on earnings of VCA-10 to the extent the earnings are credited under the Contracts. As a result, the Unit Value of VCA-10 has not been reduced by federal income taxes.

Note 3:	Investment Management Agreement and Charges

The Account has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Account. PI pays for the services of Jennison.

A daily charge, at an effective annual rate of up to 1.00% of the current value of the Participant’s equity in VCA-10, is charged to the Account. Up to three quarters of the charge (0.75%) paid to Prudential, is for administrative expenses not provided by the annual account charge, and one quarter (0.25%), paid to PI, is for investment management services. Prudential may impose a reduced Administrative Fee where warranted by economies of scale and the expense characteristics of the employer, association or trust to which Prudential has issued a Contract.

Prudential, PI and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

An annual account charge of not more than $30 is deducted from the account of each Participant, if applicable, at the time of withdrawal of the value of all of the Participant’s accounts or at the end of the fiscal year by canceling Units.

A deferred sales charge is imposed upon that portion of certain withdrawals which represents a return of contributions. The charge is designed to compensate Prudential for sales and other marketing expenses. The maximum deferred sales charge is 7% on contributions withdrawn from an account during the first year of participation. After the first year of participation, the maximum deferred sales charge declines by 1% in each subsequent year until it reaches 0% after seven years. No deferred sales charge is imposed upon contributions withdrawn for any reason after seven years. For the six months ended June 30, 2005 and year ended December 31, 2004, Prudential has advised the Account that it has received deferred sales charges of $3,988 and $4,171 respectively, imposed upon certain withdrawals from the Account.

Note 4:	Purchases and Sales of Portfolio Securities

For the six months ended June 30, 2005, the aggregate cost of purchases and the proceeds from sales of securities, excluding short-term investments, were $65,948,884 and $67,940,109, respectively.

Investment in the Core Fund:    The Account invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 5:	Unit Transactions

The number of Accumulation Units issued and redeemed for the six months ended June 30, 2005 and year ended December 31, 2004, respectively, are as follows:

	Six Months Ended June 30,	Year Ended December 31,
	2005	2004
Units issued	678,564	1,829,366
Units redeemed	(2,682,810)	(4,686,356)
Net decrease	(2,004,246)	(2,856,990)

Note 6:	Net Increase (Decrease) In Net Assets Resulting from Surplus Transfers

The increase (decrease) in net assets resulting from surplus transfers represents the net increase to/(reductions from) Prudential’s investment in the Account. This increase (decrease) includes reserve adjustments for mortality and expense risks assumed by Prudential.

Note 7:	Participant Loans

Loans are considered to be withdrawals from the Account from which the loan amount was deducted, though they are not considered a withdrawal from the MEDLEY Program. Therefore, no deferred sales charge is imposed upon them. The principal portion of any loan repayment, however, will be treated as a contribution to the receiving Account for purposes of calculating any deferred sales charge imposed upon any subsequent withdrawal. If the Participant defaults on the loan, for example by failing to make required payments, the outstanding balance of the loan will be treated as a withdrawal for purposes of the deferred sales charge. The deferred sales charge will be withdrawn from the same Accumulation Accounts, and in the same proportions, as the loan amount was withdrawn. If sufficient funds do not remain in those Accumulation Accounts, the deferred sales charge will be withdrawn from the Participant’s other Accumulation Accounts as well.

Withdrawals, transfers and loans from VCA-10 are considered to be withdrawals of contributions until all of the Participant’s contributions to the Account have been withdrawn, transferred or borrowed. No deferred sales charge is imposed upon withdrawals of any amount in excess of contributions.

For the six months ended June 30, 2005, $365,714 in participant loans were withdrawn from VCA-10 and $203,654 of principal and interest was repaid to VCA-10. For the year ended December 31, 2004, $692,692 in participant loans were withdrawn from VCA-10 and $445,537 of principal and interest was repaid to VCA-10. Loan repayments are invested in Participant’s account(s) as chosen by the Participant, which may not necessarily be VCA-10. The initial loan proceeds which are being repaid may not necessarily have originated solely from VCA-10. During the six months ended June 30, 2005, Prudential has advised the Account that it received $2,782 in loan origination fees. The participant loan principal and interest repayments are included in purchase payments and transfers in within the Statement of Changes in Net Assets.

FINANCIAL STATEMENTS OF VCA-11

STATEMENT OF NET ASSETS (Unaudited)

As of June 30, 2005

SHORT-TERM INVESTMENTS — 101.0%	Principal Amount	Value (Note 2)
Certificates of Deposit — 15.0%
Canadian Imperial Bank of Commerce, 3.20%, 7/12/2005	$1,000	$1,000,018
Deutsche Bank AG 3.11%, 7/25/2005	1,500	1,499,953
Greenwich Capital Markets,
3.17%, 11/14/2005	2,900	2,900,000
Skandinaviska Enskilda Bank AB, 144A
3.27%, 7/18/2006	2,000	2,000,000
Suntrust Bank,
2.13%, 1/30/2006	1,100	1,089,881
3.20%, 5/12/2006	2,000	1,999,858

		10,489,710

Commercial Paper — 48.5%
Bank of Ireland, 144A 3.36%, 8/22/2005	2,950	2,935,407
Cafco, 144A
3.41%, 9/20/2005	1,000	992,233
3.16%, 7/26/2005	2,297	2,286,314
Depfa Bank PLC, 144A 3.16%, 8/11/2005	1,000	991,924
Edison Asset Sec. LLC,
3.20%, 8/5/2005	2,000	1,989,689
3.16%, 9/12/2005	1,000	984,112
Hewlett-Packard Company, 144A 3.11%, 7/25/2005	3,310	3,286,552
ING Funding LLC,
3.25%, 8/5/2005	1,200	1,194,583
3.20%, 8/29/2005	1,625	1,603,189
KFW International Finance, Inc., 144A 2.83%, 7/15/2005	2,150	2,120,930
Market St. Fund Corp., 144A 3.25%, 7/19/2005	1,000	997,472
Norddeutsche Landesbank Lux., 144A,
3.07%, 7/6/2005	1,324	1,315,871
3.22%, 8/17/2005	2,000	1,986,583
Park Granada, LLC., 144A
3.40%, 8/29/2005	1,000	994,333
Prudential PLC, 144A,
3.17%, 8/9/2005	2,000	1,984,150
3.26%, 8/29/2005	1,500	1,487,911
Swiss Re Financial Products, 144A,
2.81%, 7/13/2005	1,592	1,570,129
3.30%, 7/19/2005	1,000	998,258
UBS Finance,
3.10%, 7/22/2005	1,100	1,092,517
U.S. Bank NA,
2.22%, 7/18/2005	1,000	999,564
Windmill Funding Corp., 144A
3.11%, 7/20/2005	1,175	1,167,692
3.29%, 8/1/2005	1,063	1,059,600

		34,039,013

SHORT-TERM INVESTMENTS
(Continued)	Principal Amount	Value (Note 2)
Other Corporate Obligations — 32.8%
American Express Centurion,
3.18%, 8/9/2005	$1,000	$1,000,000
3.20%, Medium Term Note, 3/16/2006	1,000	999,894
American Express Credit Corp., 3.23%, Medium Term Note, 7/5/2006 (b)	1,000	1,000,000
Bank One NA., Medium Term Note 3.25%, 4/18/2006	1,000	1,001,102
Caterpillar Financial Services,
3.15%, Medium Term Note, 4/7/2006 (b)	1,000	1,000,185
General Electric Capital Assurance Corp.,
3.36%, 7/22/2005 (b)	1,000	1,000,000
3.28%, 6/9/2006 (b)	1,000	1,000,000
Household Finance Corp., 6.50%, 1/24/2006 (b)	3,000	3,046,190
Irish Life & Permanent PLC, 144A, 3.27%, Medium Term Note, 6/22/2006	2,000	1,999,786
Merrill Lynch & Co. 3.41%, Medium Term Note, 7/11/2006 (b)	1,000	1,000,000
3.59%, Medium Term Note, 1/13/2006	1,000	1,002,521
MetLife Funding, Inc., 3.19%, 10/3/2005	2,000	2,000,000
Morgan Stanley, 3.13%, Medium Term Note, 7/3/2006 (b)	2,000	2,000,000
National City Bank
3.16%, 2/6/2006, Medium Term Note	1,000	999,830
3.26%, 10/3/2005, Medium Term Note	1,000	999,917
3.31%, 7/26/2006 (b)	1,000	1,000,361
Pacific Life Insurance Co., 3.53%, 7/14/2006	1,000	1,000,000
Royal Bank of Canada, 3.20%, Medium Term Note, 6/9/2006 (b)	1,000	1,000,000

		23,049,786

U.S. Government Agencies — 0.8%
Federal Home Loan Bank, Notes,
Zero Coupon, Coupon Issue, 8/8/2005	575	568,472

Repurchase Agreement (a) — 3.9%
Greenwich Capital Markets, 3.45%, dated 6/30/05, due 7/1/05 in the amount of $2,702,259 (cost $2,702,000; the value of the collateral including accrued interest was $2,759,506.) Repurchase agreements are collateralized by Federal Agency Obligation. 3.45%, 8/1/2005	2,702	2,702,000

TOTAL INVESTMENTS — 101.0% (Cost: $70,848,981)		$70,848,981

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-11

STATEMENT OF NET ASSETS (Unaudited)

As of June 30, 2005

Value (Note 2)
LIABILITIES, LESS OTHER ASSETS — (1.0)%
Cash	$776
Interest Receivable	343,803
Receivable for Pending Capital Transactions	(60,250)
Payable for Securities Purchased	(1,000,729)

LIABILITIES IN EXCESS OF OTHER ASSETS	(716,400)

NET ASSETS — 100%	$70,132,581

NET ASSETS, representing:
Equity of Participants — 23,255,021 Accumulation Units at an Accumulation Unit Value of $2.9836	69,383,658
Equity of The Prudential Insurance Company of America	748,923

$70,132,581

144A	Security was purchased pursuant to Rule 144A under the Security Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	Repurchase agreements are collateralized by Federal Agency obligations.
(b)	Variable rate instrument. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2005 were as follows:

Commercial Banks	57.0%
Asset Backed Securities	14.9
Insurance	14.3
Personal Credit Institutions	4.3
Repurchase Agreement	3.9
Foreign Government Securities	3.0
Oil & Gas	1.4
Short Term Business Credit	1.4
Federal Credit Agencies	0.8

101.0
Liabilities in excess of other assets	(1.0)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-11

STATEMENT OF OPERATIONS (Unaudited)

Six Months Ended June 30, 2005

INVESTMENT INCOME
Unaffiliated Interest Income	$978,674
Realized Gain on Investment Transactions	1,450
Total	980,124
EXPENSES
Fees Charged to Participants for Investment Management Services	(86,662)
Fees Charged to Participants for Administrative Expenses	(260,540)
Total Expenses	(347,202)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$632,922

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2005	Year Ended December 31, 2004

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$632,922	$349,191
CAPITAL TRANSACTIONS
Purchase Payments and Transfers In	7,982,671	17,560,984
Withdrawals and Transfers Out	(11,075,343)	(24,285,371)
Annual Account Charges Deducted from Participants’ Accounts	(2,767)	(42,660)
NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS	(3,095,439)	(6,767,047)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SURPLUS TRANSFERS	7,210	(11,654)
TOTAL DECREASE IN NET ASSETS	(2,455,307)	(6,429,510)
NET ASSETS
Beginning of period	72,587,888	79,017,398
End of period	$70,132,581	$72,587,888

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS FOR VCA-11

INCOME PER ACCUMULATION UNIT* (Unaudited)

(For an Accumulation Unit outstanding throughout the year)

	Six Months Ended June 30,	Year Ended December 31,
	2005	2004	2003	2002	2001	2000
Investment Income	$.0409	$.0431	$.0374	$.0566	$.1255	$.1772
Expenses
Investment management fee	(.0035)	(.0072)	(.0073)	(.0072)	(.0072)	(.0068)
Administrative expenses	(.0110)	(.0221)	(.0220)	(.0218)	(.0214)	(.0204)
Net Increase in Accumulation Unit Value	.0264	.0138	.0081	.0276	.0969	.1500
Accumulation Unit Value
Beginning of period	2.9572	2.9434	2.9353	2.9077	2.8108	2.6608
End of period	$2.9836	$2.9572	$2.9434	$2.9353	$2.9077	$2.8108
Total Return**	0.89%	0.47%	0.28%	0.95%	3.45%	5.63%
Ratio of Expenses To Average Net Assets***	1.00%†	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of Net Investment Income To Average Net Assets***	1.78%†	0.46%	0.28%	0.94%	3.38%	5.53%
Number of Accumulation Units Outstanding
For Participants at end of period (000’s omitted)	23,255	24,298	26,594	30,128	27,387	28,305

*	Calculated by accumulating the actual per unit amounts daily.
**	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total returns for periods of less then one full year are not annualized.
***	These calculations exclude Prudential’s equity in VCA-11.
†	Annualized.

The above table does not reflect the annual administration charge, which does not affect the Accumulation Unit Value. This charge is made by reducing Participants’ Accumulation Accounts by a number of Units equal in value to the charge.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO THE FINANCIAL STATEMENTS OF

VCA-11 (Unaudited)

Note 1:	General

The Prudential Variable Contract Account-11 (VCA-11 or the Account) was established on March 1, 1982 by The Prudential Insurance Company of America (“Prudential”) under the laws of the State of New Jersey and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. VCA-11 has been designed for use by employers (Contract-holders) in making retirement arrangements on behalf of their employees (Participants). The investment objective of the Account is to realize a high level of current income as is consistent with the preservation of capital and liquidity. Its investments are primarily composed of short-term securities. The ability of the issuers of the securities held by the Account to meet their obligations may be affected by economic developments in a specific state, industry or region. Although variable annuity payments differ according to the investment performance of the Account, they are not affected by mortality or expense experience because Prudential assumes the expense risk and the mortality risk under the contracts.

Note 2:	Summary of Significant Accounting Policies

Securities Valuation:    Portfolio securities of VCA-11 are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Accounts’ Committee Members.

Securities Transactions and Investment Income:    Securities transactions are recorded on the trade date. Realized gains or losses from security transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Net investment income (other than administration fees) is allocated to the Participants and Prudential on a daily basis in proportion to their respective ownership or investment in VCA-11.

Estimates:    The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those amounts.

Federal Income Taxes:    The operations of VCA-11 are part of, and are taxed with, the operations of Prudential. Under the current provisions of the Internal Revenue Code, Prudential does not expect to incur federal income taxes on earnings of VCA-11 to the extent the earnings are credited under the Contracts. As a result, the Unit Value of VCA-11 has not been reduced by federal income taxes.

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States Financial Institutions, it is the Account’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of collateral is marked-to-market on a daily basis to ensure adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Account may be delayed or limited.

Note 3:	Investment Management Agreement and Charges

The Account has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with management of the Account. PI pays for the services of PIM.

A daily charge, at an effective annual rate of up to 1.00% of the current value of the Participant’s equity in VCA-11, is charged to the Account. Up to three quarters of the charge (0.75%), paid to Prudential, is for administrative expenses not provided by the annual account charge, and one quarter (0.25%), paid to PI, is for investment management services. Prudential may impose a reduced Administrative Fee where warranted by economies of scale and the expense characteristics of the employer, association or trust to which Prudential has issued a contract.

Prudential, PI and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

An annual account charge of not more than $30 is deducted from the account of each Participant, if applicable, at the time of withdrawal of the value of all of the Participant’s accounts or at the end of the fiscal year by cancelling Units.

A deferred sales charge is imposed upon that portion of certain withdrawals which represents a return of contributions. The charge is designed to compensate Prudential for sales and other marketing expenses. The maximum deferred sales charge is 7% on contributions withdrawn from an account during the first year of participation. After the first year of participation, the maximum deferred sales charge declines by 1% in each subsequent year until it reaches 0% after seven years. No deferred sales charge is imposed upon contributions withdrawn for any reason after seven years. For the six months ended June 30, 2005 and year ended December 31, 2004, Prudential has advised the Account that it received deferred sales charges of $741 and $4,101, respectively, imposed upon certain withdrawals from the Account.

Note 4:	Unit Transactions

The number of Accumulation Units issued and redeemed for the six months ended June 30, 2005 and year ended December 31, 2004, are as follows:

	Six Months Ended June 30,	Year Ended December 31,
	2005	2004
Units issued	2,689,799	5,961,494
Units redeemed	(3,733,275)	(8,257,356)
Net decrease	(1,043,476)	(2,295,862)

Note 5:	Net Increase (Decrease) In Net Assets Resulting From Surplus Transfers

The increase (decrease) in net assets from surplus transfers represents the net increases to/(reductions from) Prudential’s investment in the Account. This increase (decrease) includes reserve adjustments for mortality and expense risks assumed by Prudential.

Note 6:	Participant Loans

Loans are considered to be withdrawals from the Account from which the loan amount was deducted, though they are not considered a withdrawal from the MEDLEY Program. Therefore, no deferred sales charge is imposed upon them. The principal portion of any loan repayment, however, will be treated as a contribution to the receiving Account for purposes of calculating any deferred sales charge imposed upon any subsequent withdrawal. If the Participant defaults on the loan, for example by failing to make required payments, the outstanding balance of the loan will be treated as a withdrawal for purposes of the deferred sales charge. The deferred sales charge will be withdrawn from the same Accumulation Accounts, and in the same proportions, as the loan amount was withdrawn. If sufficient funds do not remain in those Accumulation Accounts, the deferred sales charge will be withdrawn from the Participant’s other Accumulation Accounts as well.

Withdrawals, transfers and loans from VCA-11 are considered to be withdrawals of contributions until all of the Participant’s contributions to the Account have been withdrawn, transferred or borrowed. No deferred sales charge is imposed upon withdrawals of any amount in excess of contributions.

For the six months ended June 30, 2005, $159,322 in participant loans were withdrawn from VCA-11 and $124,455 of principal and interest was repaid to VCA-11. For the year ended December 31, 2004, $302,635 in participant loans were withdrawn from VCA-11 and $292,867 of principal and interest was repaid to VCA-11. Loan repayments are invested in Participant’s account(s) as chosen by the Participant, which may not necessarily be VCA-11. The initial loan proceeds which are being repaid may not necessarily have originated solely from VCA-11. During the six months ended June 30, 2005, Prudential has advised the Account that it received $4,246 in loan origination fees. The participant loan principal and interest repayments are included in purchase payments and transfers in within the Statement of Changes in Net Assets.

VCA 10 & VCA 11

Semiannual Report

June 30, 2005

Committee Members

David E. A. Carson

Formerly Director, Chairman,

CEO and President of People’s

Bank

Robert E. La Blanc

President of Robert E. La Blanc

Associates, Inc.

Douglass H. McCorkindale

Chairman, CEO and President of

Gannett Co. Inc.

Richard A. Redeker

Management Consultant

Robin B. Smith

Chairman of the Board of

Publishers Clearing House

Stephen D. Stoneburn

President and CEO of

Quadrant Media Corp.

Clay T. Whitehead

President of National

Exchange Inc.

Judy A. Rice

President, CEO, COO and

Officer-in-Charge of

Prudential Investments LLC

Robert F. Gunia

Executive Vice President,

Chief Administrative Officer,

Prudential Investments LLC

Linda W. Bynoe

President and Chief Executive

Officer, Telemat Ltd.

The Prudential Variable Contract Account - 11

The Members of the Committee (the “Committee”) of The Prudential Variable Contract Account – 11 oversee the management of The Prudential Variable Contract Account – 11 (the “Fund”), and, as required by law, determine annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Committee, including a majority of the Independent Committee Members, met on May 24, 2005 and June 23, 2005, and approved the renewal of the agreements through July 31, 2006, after concluding that renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meeting, the Committee received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. In approving the agreements, the Committee, including the Independent Committee Members advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Committee Members did not identify any single factor that was dispositive and each Committee Member attributed different weights to the various factors. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Committee meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on May 24, 2005 and June 23, 2005.

The Committee Members determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Committee Members considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Committee Members’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, quality and extent of services

The Committee received and considered information regarding the nature and extent of services provided to the Fund by PI and PIM. The Committee considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund accounting, recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Committee noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Committee also considered that PI pays the salaries of all of the officers and non-independent Committee Members. The Committee also considered the investment subadvisory services provided by PIM, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures.

The Committee reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also reviewed the qualifications, backgrounds and responsibilities of PIM portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Committee was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Committee also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (CCO) as to both PI and PIM. The Committee noted that PIM is affiliated with PI.

The Committee concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PIM, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Performance of The Prudential Variable Contract Account - 11

The Board received and considered information about the Fund’s historical performance, noting that the Fund had achieved performance that was in the third quartile over one-year, three-year and five-year periods ending December 31 in relation to the group of comparable mutual funds in a peer universe (the “Peer Universe”). The Committtee noted that the Fund’s relatively high net expense ratio depressed the Fund’s returns The Committee noted that the Fund had outperformed its benchmark index over the same time periods.

The Committee determined that the Fund’s performance was satisfactory.

The funds included in the Peer Universe are objectively determined solely by Lipper Inc., independent provider of investment company data.

Fees and Expenses

The Committee considered the management fee for the Fund as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds provided by Lipper Inc.

The Fund’s management fee of 0.250% ranked in the second quartile in its Lipper 15(c) Peer Group while the Fund’s net total expense ratio of 1.00% ranked in the fourth quartile in its Lipper 15(c) Peer Group. The Fund’s net total expense ratio represents the actual expense ratio incurred by Fund shareholders. The Committee noted that the Fund’s high relative expense ranking was the result of the Fund’s relatively low average net assets and correspondingly higher costs of doing business. In light of the Fund’s performance record, the Committee concluded that the management and subadvisory fees are reasonable.

Costs of Services and Profits Realized by PI

The Committee was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Committee discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Committee recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Committee did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Committee concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Committee noted that the advisory fee schedule for the Fund does not contain breakpoints that reduce the fee rate on assets above specified levels. The Committee received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. In light of the Fund’s current size and expense structure, the Committee concluded that the absence of breakpoints in the Fund’s fee schedule is acceptable at this time.

Other Benefits to PI and Jennison

The Committee considered potential ancillary benefits that might be received by PI and Jennison and their affiliates as a result of their relationship with the Fund. The Committee concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, as well as reputational or other intangible benefits resulting from PI’s association with the Fund. The Committee concluded that the potential benefits to be derived by Jennison included the ability to use soft dollar credits, brokerage commissions received by affiliates of Jennison, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and reputational benefits. The Committee concluded that the benefits derived by PI and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

The Prudential Series Fund, Inc.

The following pages represent information on The Prudential Series Fund, Inc. Portfolios. Returns are at the Portfolio level, not at the Subaccount level.

Each Subaccount of VCA-24 will invest in the corresponding portfolio of The Prudential Series Fund, Inc. (the “Fund”). Of the portfolios comprising the Fund, seven portfolios are presently available to The MEDLEY Program. The Diversified Bond Subaccount invests in the Diversified Bond Portfolio, the Government Income Subaccount in the Government Income Portfolio, the Conservative Balanced Subaccount in the Conservative Balanced Portfolio, the Flexible Managed Subaccount in the Flexible Managed Portfolio, the Stock Index Subaccount in the Stock Index Portfolio, the Equity Subaccount invests in the Equity Portfolio, and the Global Subaccount in the Global Portfolio.

There is no assurance that the investment objective of the portfolios will be attained, nor is there any guarantee that the amount available to a Participant will equal or exceed the total contributions made on that Participant’s behalf. The value of the investments held in each account may fluctuate daily and is subject to the risks of both changing economic conditions and the selection of investments necessary to meet the Subaccounts’ or Portfolios’ objectives.

Important Note

This information supplements the financial statements and other information included in this Report to Participants in The MEDLEY Program. It highlights the investment performance of the seven portfolios of The Prudential Series Fund, Inc., which are available through the Prudential Variable Contract Account-24. The rates of return quoted on the following pages reflect deduction of investment management fees and portfolio expenses, but not product charges. They reflect the reinvestment of dividend and capital gains distributions. They are not an estimate or a guarantee of future performance.

Contract unit values increase or decrease based on the performance of the portfolio and when redeemed, may be worth more or less than original cost. Changes in contract values depend not only on the investment performance of the Portfolio but also on the insurance, administrative charges and applicable sales charges, if any, under a contract. These contract charges effectively reduce the dollar amount of any net gains and increase the dollar amount of any net losses.

Fees and Expenses (Unaudited)

As a contract owner investing in Portfolios of the Fund through a variable annuity or variable life contract, you incur ongoing costs, including management fees, distribution and service (12b-1) fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2005 through June 30, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fee and charges were included, your costs would have been higher.

Prudential Series Fund Portfolios		Beginning Portfolio Value January 1, 2005	Ending Portfolio Value June 30, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Conservative Balanced (Class I)	Actual	$1,000.00	$1,002.78	0.59%	$2.93
	Hypothetical	$1,000.00	$1,021.87	0.59%	$2.96

Diversified Bond (Class I)	Actual	$1,000.00	$1,029.21	0.45%	$2.26
	Hypothetical	$1,000.00	$1,022.56	0.45%	$2.26

Equity (Class I)	Actual	$1,000.00	$1,001.09	0.49%	$2.43
	Hypothetical	$1,000.00	$1,022.36	0.49%	$2.46

Equity (Class II)	Actual	$1,000.00	$999.60	0.89%	$4.41
	Hypothetical	$1,000.00	$1,020.38	0.89%	$4.46

Flexible Managed (Class I)	Actual	$1,000.00	$1,003.42	0.63%	$3.13
	Hypothetical	$1,000.00	$1,021.67	0.63%	$3.16

Global (Class I)	Actual	$1,000.00	$991.02	0.83%	$4.10
	Hypothetical	$1,000.00	$1,020.68	0.83%	$4.16

Government Income (Class I)	Actual	$1,000.00	$1,028.22	0.45%	$2.26
	Hypothetical	$1,000.00	$1,022.56	0.45%	$2.26

High Yield (Class I)	Actual	$1,000.00	$1,011.50	0.58%	$2.89
	Hypothetical	$1,000.00	$1,021.92	0.58%	$2.91

Jennison (Class I)	Actual	$1,000.00	$1,005.70	0.63%	$3.13
	Hypothetical	$1,000.00	$1,021.67	0.63%	$3.16

Prudential Series Fund Portfolios		Beginning Portfolio Value January 1, 2005	Ending Portfolio Value June 30, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Jennison (Class II)	Actual	$1,000.00	$1,003.92	1.03%	$5.12
	Hypothetical	$1,000.00	$1,019.69	1.03%	$5.16

Money Market (Class I)	Actual	$1,000.00	$1,011.80	0.45%	$2.24
	Hypothetical	$1,000.00	$1,022.56	0.45%	$2.26

Natural Resources (Class I)**	Actual	$1,000.00	$1,173.21	0.50%	$2.69
	Hypothetical	$1,000.00	$1,022.32	0.50%	$2.51

Small Capitalization (Class I)	Actual	$1,000.00	$1,016.22	0.47%	$2.35
	Hypothetical	$1,000.00	$1,022.46	0.47%	$2.36

Stock Index (Class I)	Actual	$1,000.00	$989.88	0.38%	$1.87
	Hypothetical	$1,000.00	$1,022.91	0.38%	$1.91

Value (Class I)	Actual	$1,000.00	$1,042.70	0.43%	$2.18
	Hypothetical	$1,000.00	$1,022.66	0.43%	$2.16

Value (Class II)	Actual	$1,000.00	$1,040.61	0.83%	$4.20
	Hypothetical	$1,000.00	$1,020.68	0.83%	$4.16

Zero Coupon Bond 2005 (Class I)	Actual	$1,000.00	$1,007.79	0.65%	$3.24
	Hypothetical	$1,000.00	$1,021.57	0.65%	$3.26

* Portfolio expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2005, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2005 (to reflect the six-month period).

** Natural Resources (Class II) has been in existence for less than six months, therefore no expenses are presented for Class II. Class II commenced April 28, 2005.

CONSERVATIVE BALANCED PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2005

ASSETS
Investments, at value including securities on loan of $397,073,484:
Unaffiliated investments (cost $2,620,767,389)	$2,675,258,927
Affiliated investments (cost $685,791,762)	685,791,762
Receivable for investments sold	58,652,077
Dividends and interest receivable	10,701,666
Receivable for capital stock sold	54,623
Prepaid expenses	26,327

Total Assets	3,430,485,382

LIABILITIES
Collateral for securities on loan	414,484,601
Payable for investments purchased	221,540,743
Management fee payable	1,272,001
Payable for capital stock repurchased	537,533
Accrued expenses and other liabilities	495,804
Due to broker—variation margin	200,120
Payable to custodian	6,325
Transfer agent fee payable	155

Total Liabilities	638,537,282

NET ASSETS	$2,791,948,100

Net assets were comprised of:
Common stock, at $0.01 par value	$1,908,780
Paid-in capital in excess of par	2,673,837,848

2,675,746,628
Undistributed net investment income	33,326,080
Accumulated net realized gain on investments	28,910,396
Net unrealized appreciation on investments	53,964,996

Net assets, June 30, 2005	$2,791,948,100

Net asset value and redemption price per share, $2,791,948,100 / 190,877,953 outstanding shares of common stock (authorized 525,000,000 shares)	$14.63

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2005

INVESTMENT INCOME
Interest	$23,195,114
Affiliated dividend income	3,172,554
Unaffiliated dividends	14,793,292
Affiliated income from securities loaned, net	353,051

41,514,011

EXPENSES
Management fee	7,681,742
Custodian’s fees and expenses	254,000
Shareholders’ reports	154,000
Insurance expenses	42,000
Directors’ fees	23,000
Commitment fee on syndicated credit agreement	15,000
Audit fee	9,700
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expenses of $870)	900
Miscellaneous	4,901

Total expenses	8,190,243
Less: custodian fee credit	(2,311)

Net expenses	8,187,932

NET INVESTMENT INCOME	33,326,079

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investments	30,018,477
Futures	1,287,068

31,305,545

Net change in unrealized appreciation (depreciation) on:
Investments	(55,367,285)
Futures	(2,042,265)

(57,409,550)

NET LOSS ON INVESTMENTS	(26,104,005)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,222,074

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$33,326,079	$64,495,046
Net realized gain on investments	31,305,545	34,664,562
Net change in unrealized appreciation (depreciation) on investments	(57,409,550)	120,028,247

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	7,222,074	219,187,855

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(65,771,642)	(55,941,153)
Distributions from net realized capital gains	(28,275,553)	(16,740,774)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(94,047,195)	(72,681,927)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [1,210,112 and 2,640,900 shares, respectively]	17,799,061	37,781,509
Capital stock issued in reinvestment of dividends and distributions [6,595,175 and 5,151,093 shares, respectively]	94,047,195	72,681,927
Capital stock repurchased [8,615,642 and 17,999,367 shares, respectively]	(126,636,091)	(258,377,816)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	(14,789,835)	(147,914,380)

TOTAL DECREASE IN NET ASSETS	(101,614,956)	(1,408,452)
NET ASSETS:
Beginning of period	2,893,563,056	2,894,971,508

End of period (a)	$2,791,948,100	$2,893,563,056

(a) Includes undistributed net investment income of:	$33,326,080	$65,771,642

SEE NOTES TO FINANCIAL STATEMENTS.

A1

DIVERSIFIED BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2005

ASSETS
Investments, at value including securities on loan of $72,423,624:
Unaffiliated investments (cost $1,160,608,421)	$1,178,873,239
Affiliated investments (cost $167,129,489)	167,129,489
Foreign currency, at value (cost $1,152)	1,145
Receivable for investments sold	81,543,567
Interest receivable	11,727,121
Due from broker—variation margin	419,270
Receivable for capital stock sold	319,599
Unrealized appreciation on interest rate swaps	206,383
Unrealized appreciation on forward foreign currency contracts	100,836
Prepaid expenses	11,807
Interest receivable on swap agreement	6,644

Total Assets	1,440,339,100

LIABILITIES
Payable for investments purchased	170,960,975
Collateral for securities on loan	74,571,588
Payable to custodian	994,126
Management fee payable	396,061
Payable for capital stock repurchased	368,804
Accrued expenses and other liabilities	281,700
Deferred directors’ fees	8,165
Unrealized depreciation on forward foreign currency contracts	3,884
Withholding tax payable	2,544
Transfer agent fee payable	219

Total Liabilities	247,588,066

NET ASSETS	$1,192,751,034

Net assets were comprised of:
Common stock, at $0.01 par value	$1,064,443
Paid-in capital in excess of par	1,157,010,300

1,158,074,743
Undistributed net investment income	1,151,089
Accumulated net realized gain on investments	13,550,747
Net unrealized appreciation on investments and foreign currencies	19,974,455

Net assets, June 30, 2005	$1,192,751,034

Net asset value and redemption price per share, $1,192,751,034 / 106,444,266 outstanding shares of common stock (authorized 275,000,000 shares)	$11.21

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2005

INVESTMENT INCOME
Interest (net of foreign withholding taxes of $19,978)	$31,537,357
Affiliated dividend income	725,590
Affiliated income from securities loaned, net	131,668

32,394,615

EXPENSES
Management fees	2,442,142
Custodian’s fees and expenses	141,000
Shareholders’ reports	124,000
Directors’ fees	19,000
Insurance expenses	20,000
Audit fee	9,700
Commitment fee on syndicated credit agreement	7,400
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,200)	1,200
Miscellaneous	4,024

Total expenses	2,773,466
Less: custodian fee credit	(6,551)

Net expenses	2,766,915

NET INVESTMENT INCOME	29,627,700

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investments	7,480,634
Futures transactions	6,568,100
Foreign currency transactions	577,986
Swaps	169,619

14,796,339

Net change in unrealized appreciation (depreciation) on:
Investments	(10,845,686)
Futures	280,620
Foreign currencies	599,841
Interest rate swaps	(111,076)

(10,076,301)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	4,720,038

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$34,347,738

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$29,627,700	$62,388,239
Net realized gain on investments and foreign currencies	14,796,339	23,636,787
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(10,076,301)	(12,479,909)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	34,347,738	73,545,117

DIVIDENDS:
Dividends from net investment income	(33,187,702)	(59,934,775)
Distributions from net realized capital gains	(8,967,165)	—

TOTAL DIVIDENDS AND DISTRIBUTIONS	(42,154,867)	(59,934,775)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [2,309,493 and 4,067,619 shares, respectively]	25,972,283	45,699,435
Capital stock issued in reinvestment of dividends and distributions [3,824,726 and 5,347,081 shares, respectively]	42,154,867	59,934,775
Capital stock repurchased [13,485,526 and 22,539,459 shares, respectively]	(151,238,554)	(253,550,802)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	(83,111,404)	(147,916,592)

TOTAL DECREASE IN NET ASSETS	(90,918,533)	(134,306,250)
NET ASSETS:
Beginning of period	1,283,669,567	1,417,975,817

End of period (a)	$1,192,751,034	$1,283,669,567

(a) Includes undistributed net investment income of:	$1,151,089	$4,711,091

SEE NOTES TO FINANCIAL STATEMENTS.

A2

EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

as of June 30, 2005

ASSETS
Investments, at value including securities on loan of $358,414,247:
Unaffiliated investments (cost $3,451,667,597)	$3,956,449,542
Affiliated investments (cost $421,716,309)	421,716,309
Foreign currency, at value (cost $35,160)	35,340
Receivable for investments sold	14,749,330
Dividends and interest receivable	4,225,709
Tax reclaim recievable	115,383
Prepaid expenses	36,916
Receivable for capital stock sold	19,227

Total Assets	4,397,347,756

LIABILITIES
Collateral for securities on loan	374,830,438
Payable for investments purchased	16,567,802
Management fee payable	1,490,532
Accrued expenses and other liabilities	1,316,647
Payable for capital stock repurchased	939,397
Due to broker—variation margin	6,880
Transfer agent fee payable	439
Distribution fee payable	290
Administration fee payable	174
Payable to custodian	25

Total Liabilities	395,152,624

NET ASSETS	$4,002,195,132

Net assets were comprised of:
Common stock, at $0.01 par value	$1,791,863
Paid-in capital in excess of par	4,070,813,597

4,072,605,460
Undistributed net investment income	19,886,544
Accumulated net realized loss on investments	(595,068,228)
Net unrealized appreciation on investments and foreign currencies	504,771,356

Net assets, June 30, 2005	$4,002,195,132

Class I:
Net asset value and redemption price per share, $4,000,791,049 / 179,123,376 outstanding shares of common stock (authorized 525,000,000 shares)	$22.34

Class II:
Net asset value and redemption price per share, $1,404,083 / 62,877 outstanding shares of common stock (authorized 50,000,000 shares)	$22.33

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2005

INVESTMENT INCOME
Dividends (net of $631,049 foreign withholding tax)	$28,452,932
Affiliated dividend income	533,523
Interest	325,517
Affiliated income from securities loaned, net	227,355

29,539,327

EXPENSES
Management fee	8,880,981
Shareholders’ reports	365,000
Custodian’s fees and expenses	212,000
Insurance expenses	59,000
Legal fees and expenses	52,000
Directors’ fees	27,000
Commitment fee on syndicated credit agreement	25,000
Audit fee	25,000
Miscellaneous	6,237
Transfer agent’s fees and expenses (including affiliated expenses of $2,500)	3,000
Distribution fee—Class II	1,501
Administration fee—Class II	901

Total operating expenses	9,657,620
Less: custodian fee credit	(5,631)

Net expenses	9,651,989

NET INVESTMENT INCOME	19,887,338

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investments	197,981,737
Futures transactions	(48,753)
Foreign currency transactions	(61,159)

197,871,825

Net change in unrealized appreciation (depreciation) on:
Investments	(214,543,446)
Futures	(6,600)
Foreign currencies	(7)

(214,550,053)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(16,678,228)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,209,110

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$19,887,338	$51,028,928
Net realized gain (loss) on investments and foreign currencies	197,871,825	137,366,918
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(214,550,053)	188,905,252

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	3,209,110	377,301,098

DIVIDENDS:
Dividends from net investment income
Class I	(901,423)	(50,405,570)
Class II	—	(9,198)

TOTAL DIVIDENDS	(901,423)	(50,414,768)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [1,654,532 and 4,902,308 shares, respectively]	36,077,095	102,414,548
Net asset value of shares issued in merger (1,320,590 and 0 shares, respectively)	28,041,417	—
Capital stock issued in reinvestment of dividends [41,888 and 2,300,828 shares, respectively]	901,423	50,414,768
Capital stock repurchased [9,245,049 and 17,031,464 shares, respectively]	(201,986,013)	(356,013,098)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	(136,966,078)	(203,183,782)

TOTAL DECREASE IN NET ASSETS	(134,658,391)	123,702,548
NET ASSETS:
Beginning of period	4,136,853,523	4,013,150,975

End of period (a)	$4,002,195,132	$4,136,853,523

(a) Includes undistributed net investment income of:	$19,886,544	$900,629

SEE NOTES TO FINANCIAL STATEMENTS.

A3

FLEXIBLE MANAGED PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2005

ASSETS
Investments, at value including securities on loan of $540,944,707:
Unaffiliated investments (cost $3,208,722,657)	$3,393,850,651
Affiliated investments (cost $807,336,310)	807,336,310
Receivable for investments sold	53,438,982
Dividends and interest receivable	10,517,785
Due from broker—variation margin	54,041
Prepaid expenses	33,327
Receivable for capital stock sold	8,814

Total Assets	4,265,239,910

LIABILITIES
Collateral for securities on loan	564,697,497
Payable for investments purchased	181,868,004
Management fee payable	1,746,777
Accrued expenses and other liabilities	507,479
Payable for capital stock repurchased	474,628
Transfer agent fee payable	604
Payable to custodian	87

Total Liabilities	749,295,076

NET ASSETS	$3,515,944,834

Net assets were comprised of:
Common stock, at $0.01 par value	$2,156,211
Paid-in capital in excess of par	3,323,086,363

3,325,242,574
Undistributed net investment income	32,963,997
Accumulated net realized loss on investments	(27,540,757)
Net unrealized appreciation on investments	185,279,020

Net assets, June 30, 2005	$3,515,944,834

Net asset value and redemption price per share, $3,515,944,834 / 215,621,097 outstanding shares of common stock (authorized 600,000,000 shares)	$16.31

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2005

INVESTMENT INCOME
Unaffiliated dividends (net of $1,668 foreign withholding tax)	$21,856,441
Interest	18,518,985
Affiliated dividend income	3,315,803
Affiliated income from securities loaned, net	500,695

44,191,924

EXPENSES
Management fee	10,724,261
Custodian’s fees and expenses	275,000
Shareholders’ reports	106,000
Insurance expenses	55,000
Directors’ fees	29,000
Commitment fee on syndicated credit agreement	16,000
Audit fee	12,000
Interest	11,000
Legal fees and expenses	3,600
Transfer agent’s fees and expenses (including affiliated expense of $900)	900
Miscellaneous	1,845

Total expenses	11,234,606
Less: custodian fee credit	(6,679)

Net expenses	11,227,927

NET INVESTMENT INCOME	32,963,997

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investments	128,139,671
Futures transactions	2,991,092

131,130,763

Net change in unrealized appreciation (depreciation) on:
Investments	(151,181,887)
Futures	(3,506,193)

(154,688,080)

NET LOSS ON INVESTMENTS	(23,557,317)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,406,680

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$32,963,997	$67,692,398
Net realized gain on investments	131,130,763	277,834,444
Net change in unrealized appreciation (depreciation) on investments	(154,688,080)	37,872,941

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	9,406,680	383,399,783

DIVIDENDS:
Dividends from net investment income	(68,680,004)	(52,897,054)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [1,277,949 and 2,576,492 shares, respectively]	20,803,675	39,870,970
Capital stock issued in reinvestment of dividends and distributions [4,311,362 and 3,496,170 shares, respectively]	68,680,004	52,897,054
Capital stock repurchased [24,163,434 and 15,095,754 shares, respectively]	(397,746,023)	(233,366,733)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	(308,262,344)	(140,598,709)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(367,535,668)	189,904,020
NET ASSETS:
Beginning of period	3,883,480,502	3,693,576,482

End of period (a)	$3,515,944,834	$3,883,480,502

(a) Includes undistributed net investment income of:	$32,963,997	$68,680,004

SEE NOTES TO FINANCIAL STATEMENTS.

A4

GLOBAL PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2005

ASSETS
Investments, at value including securities on loan of $77,437,343:
Unaffiliated investments (cost $634,762,819)	$698,177,858
Affiliated investments (cost $80,881,626)	80,881,626
Foreign currency, at value (cost $14,159,627)	14,352,023
Dividends and interest receivable	802,306
Receivable for investments sold	245,040
Foreign tax reclaim receivable	100,415
Receivable for capital stock sold	29,422
Prepaid expenses	6,459

Total assets	794,595,149

LIABILITIES
Collateral for securities on loan	80,881,626
Management fee payable	442,465
Accrued expenses and other liabilities	417,192
Payable to custodian	236,023
Payable for capital stock repurchased	207,880
Payable for investments purchased	192,272
Transfer agent fee payable	1,568

Total liabilities	82,379,026

NET ASSETS	$712,216,123

Net assets were comprised of:
Common stock, at $0.01 par value	$440,129
Paid-in capital in excess of par	840,649,131

841,089,260
Undistributed net investment income	4,002,765
Accumulated net realized loss on investments	(196,467,942)
Net unrealized appreciation on investments and foreign currencies	63,592,040

Net assets, June 30, 2005	$712,216,123

Net asset value and redemption price per share, $712,216,123 / 44,012,892 outstanding shares of common stock (authorized 125,000,000 shares)	$16.18

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2005

INVESTMENT INCOME
Unaffiliated dividends (net of $736,219 foreign withholding tax)	$6,671,378
Affiliated income from securities loaned, net	174,481
Affiliated dividend income	74,847
Interest	5,381

6,926,087

EXPENSES
Management fee	2,625,101
Custodian’s fees and expenses	175,000
Shareholders’ reports	68,000
Directors’ fees	10,000
Insurance expenses	9,700
Audit fee	7,400
Legal fees and expenses	4,000
Commitment fee on syndicated credit agreement	2,700
Transfer agent’s fees and expenses (including affiliated expenses of $2,400)	2,500
Miscellaneous	3,677

Total operating expenses	2,908,078
Less: custodian fee credit	(1,379)

Net expenses	2,906,699

NET INVESTMENT INCOME	4,019,388

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investments	28,595,450
Foreign currency transactions	(687,038)

27,908,412

Net change in unrealized appreciation (depreciation) on:
Investments	(38,582,951)
Foreign currencies	(121,059)

(38,704,010)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(10,795,598)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,776,210)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$4,019,388	$4,416,437
Net realized gain on investments and foreign currencies	27,908,412	49,426,072
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(38,704,010)	6,753,293

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(6,776,210)	60,595,802

DIVIDENDS:
Dividends from net investment income	(4,467,100)	(6,503,370)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [4,207,706 and 4,388,836 shares, respectively]	68,621,904	67,022,905
Capital stock issued in reinvestment of dividends [279,893 and 428,700 shares, respectively]	4,467,100	6,503,370
Capital stock repurchased [2,528,080 and 6,721,998 shares, respectively]	(40,716,285)	(102,162,355)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	32,372,719	(28,636,080)

TOTAL INCREASE IN NET ASSETS	21,129,409	25,456,352
NET ASSETS:
Beginning of period	691,086,714	665,630,362

End of period (a)	$712,216,123	$691,086,714

(a)Includes undistributed net investment income of:	$4,002,765	$4,450,477

SEE NOTES TO FINANCIAL STATEMENTS.

A5

GOVERNMENT INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2005

ASSETS
Investments, at value including securities on loan of $8,454,947:
Unaffiliated investments (cost $383,255,323)	$388,309,540
Affiliated investments (cost $81,043,062)	81,043,062
Receivable for investments sold	60,520,357
Interest receivable	2,975,125
Due from broker—variation margin	70,387
Receivable for capital stock sold	20,460
Unrealized appreciation on interest rate swaps	7,734
Interest receivable on swap agreements	7,618
Prepaid assets	3,938

Total Assets	532,958,221

LIABILITIES
Payable for investments purchased	119,835,266
Collateral for securities on loan	8,787,585
Management fee payable	134,276
Payable for capital stock repurchased	59,756
Accrued expenses and other liabilities	41,576
Interest payable on swap agreements	6,005
Payable to custodian	3,701
Deferred directors’ fees	3,528
Transfer agent fee payable	102

Total Liabilities	128,871,795

NET ASSETS	$404,086,426

Net assets were comprised of:
Common stock, at $0.01 par value	$346,099
Paid-in capital in excess of par	398,908,708

399,254,807
Undistributed net investment income	386,283
Accumulated net realized loss on investments	(975,514)
Net unrealized appreciation on investments	5,420,850

Net assets, June 30, 2005	$404,086,426

Net asset value and redemption price per share, $404,086,426 / 34,609,858 outstanding shares of common stock (authorized 100,000,000 shares)	$11.68

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2005

INVESTMENT INCOME
Unaffiliated interest income	$8,090,645
Affiliated dividend income	1,136,971
Income from securities loaned, net	62,697

9,290,313

EXPENSES
Management fee	818,710
Custodian’s fees and expenses	68,000
Shareholders’ reports	12,000
Audit fee	9,700
Directors’ fees	9,700
Insurance expenses	6,300
Legal fees and expenses	6,000
Commitment fee on syndicated credit agreement	1,600
Transfer agent’s fees and expenses (including affiliated expense of $600)	600
Miscellaneous	2,016

Total expenses	934,626
Less: custodian fee credit	(4,416)

Net expenses	930,210

NET INVESTMENT INCOME	8,360,103

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on:
Investments	1,599,922
Futures transactions	907,350
Interest rate swaps	79,513

2,586,785

Net change in unrealized appreciation (depreciation) on:
Investments	43,080
Futures	222,189
Interest rate swaps	7,734

273,003

NET GAIN ON INVESTMENTS	2,859,788

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,219,891

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$8,360,103	$17,626,356
Net realized gain (loss) on investments	2,586,785	(1,822,628)
Net change in unrealized appreciation (depreciation) on investments	273,003	(2,660,780)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	11,219,891	13,142,948

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(10,182,905)	(17,811,600)
Distributions from net realized capital gains	—	(5,359,384)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(10,182,905)	(23,170,984)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [615,903 and 1,721,076 shares, respectively]	7,192,849	20,315,715
Capital stock issued in reinvestment of dividends and distributions [884,153 and 1,976,013 shares, respectively]	10,182,905	23,170,984
Capital stock repurchased [2,955,716 and 6,350,224 shares, respectively]	(34,482,938)	(74,818,441)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	(17,107,184)	(31,331,742)

TOTAL DECREASE IN NET ASSETS	(16,070,198)	(41,359,778)
NET ASSETS:
Beginning of period	420,156,624	461,516,402

End of period (a)	$404,086,426	$420,156,624

(a) Includes undistributed net investment income of:	$386,283	$2,209,085

SEE NOTES TO FINANCIAL STATEMENTS.

A6

STOCK INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2005

ASSETS
Investments, at value including securities on loan of $566,604,696:
Unaffiliated investments (cost $2,366,837,984)	$3,096,627,306
Affiliated investments (cost $660,836,871)	660,836,871
Dividends receivable	3,833,631
Receivable for investments sold	2,697,200
Receivable for capital stock sold	181,831
Prepaid expenses	28,837

Total Assets	3,764,205,676

LIABILITIES
Collateral for securities on loan	592,295,718
Payable for investments purchased	3,097,316
Payable for capital stock repurchased	1,197,442
Management fee payable	921,601
Accrued expenses	477,916
Due to broker—variation margin	471,266
Transfer agent fee payable	1,749

Total Liabilities	598,463,008

NET ASSETS	$3,165,742,668

Net assets were comprised of:
Common stock, at $0.01 par value	$1,049,137
Paid-in capital in excess of par	2,378,781,894

2,379,831,031
Undistributed net investment income	23,081,392
Accumulated net realized gain on investments	34,025,436
Net unrealized appreciation on investments	728,804,809

Net assets, June 30, 2005	$3,165,742,668

Net asset value and redemption price per share, $3,165,742,668 / 104,913,736 outstanding shares of common stock (authorized 275,000,000 shares)	$30.17

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2005

INVESTMENT INCOME
Unaffiliated dividend income	$27,431,691
Affiliated dividend income	1,165,334
Affiliated income from securities loaned, net	346,525
Interest	74,648

29,018,198

EXPENSES
Management fee	5,452,868
Custodian’s fees and expenses	201,000
Shareholders’ reports	178,000
Insurance expenses	44,000
Directors’ fees	24,000
Commitment fee on syndicated credit agreement	13,000
Audit fee	7,000
Legal fees and expenses	7,000
Transfer agent’s fees and expenses (including affiliated expense of $2,600)	2,700
Miscellaneous	7,769

Total expenses	5,937,337
Less: custodian fee credit	(531)

Net expenses	5,936,806

NET INVESTMENT INCOME	23,081,392

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	36,186,676
Futures transactions	(355,768)

35,830,908

Net change in unrealized appreciation (depreciation) on:
Investments	(89,435,768)
Futures	(1,555,801)

(90,991,569)

NET LOSS ON INVESTMENTS	(55,160,661)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(32,079,269)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)	Six Months Ended June 30, 2005	Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$23,081,392	$48,432,007
Net realized gain on investments	35,830,908	82,299,696
Net change in unrealized appreciation (depreciation) on investments	(90,991,569)	165,798,382

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(32,079,269)	296,530,085

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(1,589,801)	(47,984,184)
Distributions from net realized capital gains	(80,427,226)	(50,558,478)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(82,017,027)	(98,542,662)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [9,283,080 and 9,453,913 shares, respectively]	286,705,728	278,172,758
Capital stock issued in reinvestment of dividends and distributions [2,774,595 and 3,317,515 shares, respectively]	82,017,027	98,542,662
Capital stock repurchased [6,056,192 and 14,255,340 shares, respectively]	(183,556,802)	(420,932,471)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	185,165,953	(44,217,051)

TOTAL INCREASE IN NET ASSETS	71,069,657	153,770,372
NET ASSETS:
Beginning of period	3,094,673,011	2,940,902,639

End of period (a)	$3,165,742,668	$3,094,673,011

(a) Includes undistributed net investment income of:	$23,081,392	$1,589,801

SEE NOTES TO FINANCIAL STATEMENTS.

A7

CONSERVATIVE BALANCED PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

LONG-TERM INVESTMENTS — 95.7%
COMMON STOCKS — 57.6%	Shares	Value (Note 2)
Aerospace — 1.2%
Boeing Co.(b)	123,300	$8,137,800
General Dynamics Corp.(b)	29,600	3,242,384
Honeywell International, Inc.	126,212	4,623,146
Lockheed Martin Corp.(b)	59,900	3,885,713
Northrop Grumman Corp.	56,062	3,097,425
Raytheon Co.	67,100	2,624,952
Rockwell Collins, Inc.	26,200	1,249,216
United Technologies Corp.	150,200	7,712,770

		34,573,406

Airlines — 0.1%
Delta Airlines, Inc.(a)(b)	20,600	77,456
Southwest Airlines Co.(b)	109,900	1,530,907

		1,608,363

Apparel — 0.2%
Cintas Corp.(b)	21,300	822,180
Coach, Inc.(a)	60,200	2,020,914
Jones Apparel Group, Inc.	15,600	484,224
Nike, Inc. (Class “B” Stock)	34,100	2,953,060
Reebok International Ltd.(b)	9,000	376,470

		6,656,848

Autos – Cars & Trucks — 0.4%
Cummins Engine, Inc.(b)	5,600	417,816
Dana Corp.	25,000	375,250
Delphi Automotive Systems Corp.	86,252	401,072
Ford Motor Co.(b)	274,795	2,813,901
General Motors Corp.(b)	81,791	2,780,894
Genuine Parts Co.(b)	26,100	1,072,449
Navistar International Corp.(a)(b)	11,700	374,400
PACCAR, Inc.	26,575	1,807,100
Visteon Corp.(b)	11,311	68,205

		10,111,087

Banks and Savings & Loans — 4.2%
AmSouth Bancorporation(b)	53,900	1,401,400
Bank of New York Co., Inc. (The)	115,500	3,324,090
BankAmerica Corp.(b)	598,666	27,305,156
BB&T Corp.(b)	80,100	3,201,597
Comerica, Inc.(b)	24,100	1,392,980
Compass Bancshares, Inc.	18,700	841,500
First Horizon National Corp.	17,000	717,400
Golden West Financial Corp.(b)	41,800	2,691,084
Huntington Bancshares, Inc.	33,836	816,801
J.P. Morgan & Chase Co.	526,201	18,585,419
KeyCorp Ltd.	60,400	2,002,260
M&T Bank Corp.	14,700	1,545,852
Mellon Financial Corp.	62,000	1,778,780
National City Corp.	88,300	3,012,796
North Fork Bancorporation, Inc.	69,000	1,938,210
Northern Trust Corp.	31,200	1,422,408
PNC Financial Services Group, Inc. (The)	40,600	2,211,076
Providian Financial Corp.(a)	43,100	759,853
Regions Financial Corp.(b)	66,935	2,267,758
Sovereign Bancorp, Inc.(b)	54,900	1,226,466
SunTrust Banks, Inc.(b)	50,400	3,640,896
U.S. Bancorp	273,085	7,974,082
Wachovia Corp.	235,480	11,679,808

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Banks and Savings & Loans (cont’d.)
Wells Fargo & Co.	250,500	$15,425,790
Zions Bancorp	12,550	922,802

		118,086,264

Business Services — 0.1%
Fiserv, Inc.(a)	31,100	1,335,745
Omnicom Group, Inc.	27,700	2,212,122
Robert-Half International, Inc.	22,200	554,334

		4,102,201

Chemicals — 0.7%
Air Products & Chemicals, Inc.	32,900	1,983,870
Dow Chemical Co.	141,031	6,280,110
Du Pont E.I. de Nemours & Co.	146,620	6,306,126
Eastman Chemical Co.(b)	11,400	628,710
Engelhard Corp.	18,100	516,755
Great Lakes Chemical Corp.	6,300	198,261
Hercules, Inc.(a)	17,500	247,625
Praxair, Inc.	48,100	2,241,460
Rohm & Haas Co.(b)	28,611	1,325,834
Sigma-Aldrich Corp.(b)	10,100	566,004

		20,294,755

Commercial Services
Convergys Corp.(a)	22,000	312,840

Computers — 0.8%
Apple Computer, Inc.(a)	118,000	4,343,580
Dell, Inc.(a)	362,800	14,334,228
Gateway, Inc.(a)	48,800	161,040
NCR Corp.(a)	26,400	927,168
Sun Microsystems, Inc.(a)	493,000	1,838,890

		21,604,906

Computer Services — 3.9%
Adobe Systems, Inc.	72,400	2,072,088
Affiliated Computer Services, Inc.(a)(b)	17,600	899,360
Autodesk, Inc.	33,600	1,154,832
Automatic Data Processing, Inc.	85,100	3,571,647
BMC Software, Inc.(a)	33,600	603,120
Cisco Systems, Inc.(a)	955,400	18,257,694
Citrix Systems, Inc.(a)	27,200	589,152
Computer Associates International, Inc.(b)	77,764	2,136,955
Computer Sciences Corp.(a)(b)	28,800	1,258,560
Compuware Corp.(a)	59,000	424,210
Comverse Technology, Inc.(a)	28,800	681,120
Electronic Arts, Inc.(a)	43,200	2,445,552
Electronic Data Systems Corp.(b)	76,100	1,464,925
EMC Corp.(a)	360,050	4,936,286
First Data Corp.(b)	117,010	4,696,781
Intuit, Inc.(a)(b)	29,400	1,326,234
Mercury Interactive Corp.(a)(b)	13,000	498,680
Microsoft Corp.	1,493,300	37,093,572
Network Appliance, Inc.(a)(b)	54,500	1,540,715
Novell, Inc.(a)	55,200	342,240
Oracle Corp.(a)	665,300	8,781,960
Parametric Technology Corp.(a)	49,200	313,896
Seagate Technology, Inc.(a)(e)	33,700	0

SEE NOTES TO FINANCIAL STATEMENTS.

B1

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Computer Services (cont’d.)
Siebel Systems, Inc.	66,800	$594,520
SunGard Data Systems, Inc.(a)	43,400	1,526,378
Symantec Corp.(a)	98,500	2,141,390
Symbol Technologies, Inc.	31,900	314,853
Unisys Corp.(a)	49,200	311,436
VERITAS Software Corp.(a)	63,048	1,538,371
Yahoo!, Inc.(a)	190,700	6,607,755

		108,124,282

Construction — 0.2%
Centex Corp.(b)	18,400	1,300,328
Fluor Corp.(b)	12,300	708,357
KB Home	12,500	952,875
Pulte Homes, Inc.	18,200	1,533,350
Vulcan Materials Co.	14,300	929,357

		5,424,267

Containers — 0.1%
Ball Corp.	17,600	632,896
Bemis Co., Inc.(b)	14,400	382,176
Pactiv Corp.(a)	21,400	461,812
Sealed Air Corp.(a)	12,500	622,375

		2,099,259

Cosmetics & Soaps — 1.2%
Alberto-Culver Co. (Class “B” Stock)	11,850	513,460
Avon Products, Inc.	70,200	2,657,070
Colgate-Palmolive Co.(b)	78,900	3,937,899
Gillette Co.	145,300	7,356,539
International Flavors & Fragrances, Inc.	12,200	441,884
Procter & Gamble Co. (The)	373,300	19,691,575

		34,598,427

Diversified Consumer Products — 0.8%
Altria Group, Inc.	304,500	19,688,970
Eastman Kodak Co.(b)	42,200	1,133,070
Fortune Brands, Inc.	21,100	1,873,680

		22,695,720

Diversified Office Equipment — 0.2%
Avery Dennison Corp. (Class “A” Stock)(b)	15,500	820,880
Lexmark International, Inc.(a)(b)	19,433	1,259,841
Pitney Bowes, Inc.	33,400	1,454,570
Xerox Corp.(a)	144,100	1,987,139

		5,522,430

Diversified Operations — 2.1%
Cendant Corp.	153,500	3,433,795
General Electric Co.	1,563,900	54,189,135

		57,622,930

Drugs & Medical Supplies — 6.5%
Abbott Laboratories	228,900	11,218,389
Allergan, Inc.(b)	21,400	1,824,136
AmerisourceBergen Corp.(b)	15,700	1,085,655
Amgen, Inc.(a)	188,260	11,382,200
Bard (C.R.), Inc.	15,400	1,024,254
Bausch & Lomb, Inc.(b)	8,300	688,900

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Drugs & Medical Supplies (cont’d.)
Baxter International, Inc.	98,200	$3,643,220
Becton Dickinson & Co.	37,600	1,972,872
Biogen Idec, Inc.(a)	49,990	1,722,155
Biomet, Inc.	37,300	1,292,072
Boston Scientific Corp.(a)	112,900	3,048,300
Bristol-Myers Squibb Co.	286,800	7,164,264
Cardinal Health, Inc.	62,950	3,624,661
Caremark Rx, Inc.(a)	73,700	3,281,124
Chiron Corp.(a)(b)	23,000	802,470
Eli Lilly & Co.	166,500	9,275,715
Express Scripts, Inc.(a)	26,600	1,329,468
Fisher Scientific International, Inc.(a)	16,800	1,090,320
Forest Laboratories, Inc.(a)(b)	53,100	2,062,935
Genzyme Corp.(a)(b)	35,800	2,151,222
Gilead Sciences, Inc.(a)	62,700	2,758,173
Guidant Corp.	47,100	3,169,830
Hospira, Inc.(a)	23,860	930,540
Johnson & Johnson(b)	439,648	28,577,120
King Pharmaceuticals, Inc.(a)	33,666	350,800
Laboratory Corp. of America Holdings(a)	20,300	1,012,970
Medco Health Solutions, Inc.(a)(b)	39,449	2,104,999
MedImmune, Inc.(a)(b)	37,700	1,007,344
Medtronic, Inc.	176,700	9,151,293
Merck & Co., Inc.	335,000	10,318,000
Mylan Laboratories, Inc.	32,900	632,996
Pfizer, Inc.	1,102,145	30,397,159
Quest Diagnostics, Inc.	28,000	1,491,560
Schering-Plough Corp.	216,200	4,120,772
St. Jude Medical, Inc.(a)	51,800	2,258,998
Stryker Corp.(b)	54,600	2,596,776
Watson Pharmaceuticals, Inc.(a)	15,900	470,004
Wyeth	198,300	8,824,350
Zimmer Holdings, Inc.(a)(b)	36,200	2,757,354

		182,615,370

Education — 0.1%
Apollo Group, Inc. (Class “A” Stock)(a)(b)	24,400	1,908,568

Electronics — 2.2%
Advanced Micro Devices, Inc.(a)(b)	51,400	891,276
Altera Corp.(a)(b)	52,900	1,048,478
Analog Devices, Inc.(b)	53,700	2,003,547
Applied Materials, Inc.	245,100	3,965,718
Applied Micro Circuits Corp.(a)(b)	49,000	125,440
Broadcom Corp. (Class “A” Stock)(a)	42,300	1,502,073
Emerson Electric Co.	62,100	3,889,323
Freescale Semiconductor, Inc. (Class “B” Stock)(a)	56,630	1,199,423
Intel Corp.	927,900	24,181,074
Jabil Circuit, Inc.(a)(b)	29,000	891,170
KLA-Tencor Corp.(b)	29,300	1,280,410
L-3 Communications Holdings, Inc.(b)	17,200	1,317,176
Linear Technology Corp.(b)	47,000	1,724,430
LSI Logic Corp.(a)	57,200	485,628
Maxim Integrated Products, Inc.	49,300	1,883,753

SEE NOTES TO FINANCIAL STATEMENTS.

B2

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Electronics (cont’d.)
Micron Technology, Inc.(a)(b)	89,800	$916,858
Molex, Inc.(b)	26,400	687,456
National Semiconductor Corp.	52,500	1,156,575
Novellus Systems, Inc.(a)	22,000	543,620
NVIDIA Corp.(a)	24,000	641,280
PMC-Sierra, Inc.(a)(b)	25,000	233,250
QLogic Corp.(a)(b)	13,800	426,006
Rockwell Automation, Inc.	24,900	1,212,879
Sanmina-SCI Corp.(a)	71,700	392,199
Solectron Corp.(a)	141,600	536,664
Tektronix, Inc.	14,500	337,415
Teradyne, Inc.(a)(b)	23,300	278,901
Texas Instruments, Inc.	255,400	7,169,078
Xilinx, Inc.(b)	52,300	1,333,650

		62,254,750

Financial Services — 4.8%
Ambac Financial Group, Inc.	15,900	1,109,184
American Express Co.	174,100	9,267,343
Bear, Stearns & Co., Inc.(b)	17,116	1,779,037
Capital One Financial, Inc.(b)	37,200	2,976,372
Charles Schwab Corp. (The)	170,850	1,927,188
CIT Group, Inc.	31,500	1,353,555
Citigroup, Inc.	771,058	35,646,011
Countrywide Financial Corp.	89,400	3,451,734
E*TRADE Financial Corp.(a)	54,000	755,460
Equifax, Inc.(b)	20,400	728,484
Fannie Mae(b)	141,300	8,251,920
Federated Investors, Inc. (Class “B” Stock)	14,400	432,144
Fifth Third Bancorp	77,221	3,182,277
Franklin Resources, Inc.(b)	28,600	2,201,628
Freddie Mac(b)	102,200	6,666,506
Goldman Sachs Group, Inc. (The)	65,900	6,723,118
H&R Block, Inc.(b)	24,900	1,452,915
Janus Capital Group, Inc.(b)	38,400	577,536
Lehman Brothers Holdings, Inc.	42,000	4,169,760
Marshall & Ilsley Corp.(b)	31,800	1,413,510
MBNA Corp.	187,025	4,892,574
Merrill Lynch & Co., Inc.	140,000	7,701,400
Moody’s Corp.(b)	39,400	1,771,424
Morgan Stanley	164,980	8,656,501
Paychex, Inc.	54,500	1,773,430
Principal Financial Group, Inc.(b)	45,200	1,893,880
SLM Corp.(b)	62,800	3,190,240
State Street Corp.(b)	50,200	2,422,150
Synovus Financial Corp.	43,550	1,248,579
T. Rowe Price Group, Inc.	17,400	1,089,240
Washington Mutual, Inc.(b)	129,317	5,261,909

		133,967,009

Food & Beverage — 2.1%
Anheuser-Busch Companies, Inc.(b)	115,800	5,297,850
Archer Daniels Midland Co.	92,626	1,980,344
Brown-Forman Corp. (Class “B” Stock)	12,700	767,842
Campbell Soup Co.(b)	48,400	1,489,268
Coca-Cola Co.	334,000	13,944,500
Coca-Cola Enterprises, Inc.(b)	54,200	1,192,942

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Food & Beverage (cont’d.)
ConAgra Foods, Inc.	77,500	$1,794,900
General Mills, Inc.(b)	54,600	2,554,734
H.J. Heinz & Co.	50,500	1,788,710
Hershey Foods Corp.	30,700	1,906,470
Kellogg Co.	50,900	2,261,996
McCormick & Co., Inc.(b)	18,000	588,240
Molson Coors Brewing Co.(b)	12,100	750,200
Pepsi Bottling Group, Inc.(b)	32,000	915,520
PepsiCo, Inc.	247,530	13,349,293
Sara Lee Corp.	116,600	2,309,846
Sysco Corp.(b)	93,300	3,376,527
Wrigley (William) Jr., Co.	29,700	2,044,548

		58,313,730

Forest Products — 0.2%
Georgia-Pacific Corp.	39,295	1,249,581
Louisiana-Pacific Corp.	14,500	356,410
MeadWestvaco Corp.	28,914	810,749
Plum Creek Timber Co., Inc.	27,500	998,250
Temple-Inland, Inc.	15,400	572,110
Weyerhaeuser Co.(b)	35,400	2,253,210

		6,240,310

Gas Pipelines — 0.2%
Dynegy, Inc. (Class “A” Stock)(a)(b)	54,100	262,926
Kinder Morgan, Inc.(b)	16,100	1,339,520
People’s Energy Corp.	6,400	278,144
Sempra Energy	34,719	1,434,242
Williams Companies, Inc. (The)	78,700	1,495,300

		4,810,132

Hospitals/Hospital Management — 0.9%
HCA, Inc.	61,400	3,479,538
Health Management Associates, Inc. (Class “A” Stock)(b)	38,100	997,458
Humana, Inc.(a)	23,200	921,968
IMS Health, Inc.	33,700	834,749
Manor Care, Inc.(b)	12,600	500,598
McKesson Corp.(b)	44,530	1,994,499
Tenet Healthcare Corp.(a)	71,000	869,040
UnitedHealth Group, Inc.	191,200	9,969,168
WellPoint, Inc.(a)	88,800	6,184,032

		25,751,050

Household Products & Personal Care — 0.2%
Clorox Co.	22,100	1,231,412
Kimberly-Clark Corp.	71,900	4,500,221
Leggett & Platt, Inc.(b)	26,200	696,396

		6,428,029

Housing Related — 0.4%
Lowe’s Companies, Inc.	114,100	6,642,902
Masco Corp.(b)	66,300	2,105,688
Maytag Corp.(b)	13,600	212,976
Newell Rubbermaid, Inc.(b)	38,314	913,406
Stanley Works (The)(b)	10,800	491,832
Whirlpool Corp.(b)	9,100	638,001

		11,004,805

SEE NOTES TO FINANCIAL STATEMENTS.

B3

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Instrument – Controls — 0.2%
Agilent Technologies, Inc.(a)	61,693	$1,420,173
Applera Corp.-Applied Biosystems Group	27,400	538,958
Johnson Controls, Inc.	27,000	1,520,910
PerkinElmer, Inc.	17,400	328,860
Thermo Electron Corp.(a)	27,800	746,986
Waters Corp. (Bermuda)(a)	18,000	669,060

		5,224,947

Insurance — 2.6%
ACE Ltd. (Bermuda)	42,800	1,919,580
Aetna, Inc.	43,000	3,561,260
AFLAC, Inc.	71,500	3,094,520
Allstate Corp.	100,700	6,016,825
American International Group, Inc.	385,288	22,385,233
Aon Corp.(b)	47,600	1,191,904
Chubb Corp. (The)(b)	28,600	2,448,446
CIGNA Corp.	20,900	2,236,927
Cincinnati Financial Corp.	24,237	958,816
Hartford Financial Services Group, Inc. (The)	43,900	3,282,842
Jefferson-Pilot Corp.	21,000	1,058,820
Lincoln National Corp.	24,700	1,158,924
Loews Corp.	23,500	1,821,250
Marsh & McLennan Companies., Inc.(b)	76,700	2,124,590
MBIA, Inc.(b)	21,350	1,266,268
MetLife, Inc.(b)	110,000	4,943,400
MGIC Investment Corp.(b)	17,200	1,121,784
Progressive Corp.	29,900	2,954,419
SAFECO Corp.	19,000	1,032,460
St. Paul Companies, Inc.(b)	100,635	3,978,102
Torchmark Corp.	15,100	788,220
UnumProvident Corp.(b)	43,110	789,775
XL Capital Ltd. (Class “A” Stock) (Bermuda)	20,500	1,525,610

		71,659,975

Internet Services — 0.2%
eBay, Inc.(a)	179,400	5,921,994
Monster Worldwide, Inc.(a)	18,000	516,240

		6,438,234

Leisure — 0.7%
Brunswick Corp.	15,500	671,460
Carnival Corp.(b)	76,900	4,194,895
Harrah’s Entertainment, Inc.	23,900	1,722,473
Hilton Hotels Corp.	57,500	1,371,375
International Game Technology Corp.(b)	50,000	1,407,500
Marriott International, Inc. (Class “A” Stock)(b)	29,200	1,992,024
Starwood Hotels & Resorts Worldwide, Inc.(b)	28,400	1,663,388
Walt Disney Co. (The)(b)	299,300	7,536,374

		20,559,489

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Machinery — 0.5%
American Power Conversion Corp.	29,000	$684,110
Caterpillar, Inc.	50,400	4,803,624
Deere & Co.	36,900	2,416,581
Dover Corp.	27,300	993,174
Eaton Corp.	23,000	1,377,700
Ingersoll-Rand Co. (Class “A” Stock)(Bermuda)	25,200	1,798,020
Parker Hannifin Corp.	17,210	1,067,192
Snap-On, Inc.	8,900	305,270

		13,445,671

Manufacturing — 0.5%
American Standard Co., Inc.	26,700	1,119,264
Cooper Industries, Ltd.	14,200	907,380
Illinois Tool Works, Inc.	40,700	3,242,976
Tyco International Ltd. (Bermuda)(b)	292,761	8,548,621

		13,818,241

Media — 1.8%
Clear Channel Communications, Inc.(b)	77,600	2,400,168
Comcast Corp. (Class “A” Stock)(a)(b)	324,960	9,976,272
Dow Jones & Co., Inc.	10,000	354,500
Gannett Co., Inc.(b)	37,100	2,638,923
Interpublic Group of Companies, Inc. (The)(a)(b)	57,200	696,696
Knight-Ridder, Inc.(b)	11,500	705,410
McGraw Hill Companies, Inc. (The)	56,600	2,504,550
Meredith Corp.	7,000	343,420
New York Times Co. (The) (Class “A” Stock)(b)	22,100	688,415
News Corp. (Class “A” Stock)	421,600	6,821,488
R.R. Donnelley & Sons Co.	32,600	1,125,026
Time Warner, Inc.	688,100	11,498,151
Tribune Co.(b)	43,350	1,525,053
Univision Communications, Inc.(a)(b)	42,900	1,181,895
Viacom, Inc. (Class “B” Stock)	247,069	7,911,149

		50,371,116

Metals – Ferrous — 0.1%
Allegheny Technologies, Inc.	14,200	313,252
Nucor Corp.(b)	24,100	1,099,442
United States Steel Corp.(b)	14,900	512,113

		1,924,807

Metals – Non Ferrous — 0.1%
Alcoa, Inc.	129,840	3,392,719

Mineral Resources
Phelps Dodge Corp.	13,893	1,285,103

Miscellaneous Basic Industry — 0.5%
AES Corp.(a)	96,200	1,575,756
Danaher Corp.(b)	40,900	2,140,706
Ecolab, Inc.(b)	33,200	1,074,352
ITT Industries, Inc.(b)	13,600	1,327,768
Millipore Corp.(a)	7,100	402,783
Monsanto Co.	38,597	2,426,593
Pall Corp.	19,000	576,840

SEE NOTES TO FINANCIAL STATEMENTS.

B4

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Miscellaneous Basic Industry (cont’d.)
PPG Industries, Inc.(b)	26,100	$1,638,036
Textron, Inc.	19,600	1,486,660
W.W. Grainger, Inc.	13,100	717,749

		13,367,243

Miscellaneous – Consumer Growth/Staple — 0.3%
3M Co.	116,500	8,422,950
Black & Decker Corp.	12,500	1,123,125

		9,546,075

Motorcycles — 0.1%
Harley-Davidson, Inc.(b)	42,500	2,108,000

Oil & Gas — 3.7%
Amerada Hess Corp.(b)	12,500	1,331,375
Anadarko Petroleum Corp.(b)	35,827	2,943,188
Ashland, Inc.(a)	8,000	574,960
BJ Services Co.	24,700	1,296,256
ChevronTexaco Corp.(b)	313,772	17,546,130
ConocoPhillips	205,850	11,834,317
EOG Resources, Inc.	35,000	1,988,000
Exxon Mobil Corp.	943,840	54,242,485
Kerr-McGee Corp.	17,874	1,363,965
KeySpan Corp.	24,700	1,005,290
Nabors Industries, Ltd. (Barbados)(a)	22,400	1,357,888
NICOR, Inc.	7,100	292,307
Sunoco, Inc.	10,700	1,216,376
Unocal Corp.(b)	40,200	2,615,010
Valero Energy Corp.(b)	39,400	3,116,934

		102,724,481

Oil & Gas Exploration & Production — 0.7%
Burlington Resources, Inc.(b)	57,500	3,176,300
Devon Energy Corp.(b)	69,200	3,507,056
Marathon Oil Corp.(b)	50,400	2,689,848
National-Oilwell Varco, Inc.(a)	20,300	965,062
Occidental Petroleum Corp.	58,300	4,485,019
Transocean, Inc.(a)	48,297	2,606,589
XTO Energy, Inc.	51,333	1,744,809

		19,174,683

Oil & Gas Services — 0.7%
Apache Corp.	47,014	3,037,104
Baker Hughes, Inc.(b)	49,350	2,524,746
El Paso Corp.(b)	93,236	1,074,079
Halliburton Co.	75,000	3,586,500
Noble Corp.	20,400	1,254,804
Rowan Companies, Inc.	15,400	457,534
Schlumberger Ltd.	87,300	6,629,562

		18,564,329

Paper — 0.1%
International Paper Co.(b)	72,073	2,177,325

Precious Metals — 0.1%
Freeport-McMoRan Copper & Gold, Inc. (Class “B” Stock)	26,000	973,440
Newmont Mining Corp.(b)	66,700	2,603,301

		3,576,741

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Railroads — 0.3%
Burlington Northern Santa Fe Corp.	56,100	$2,641,188
CSX Corp.	32,900	1,403,514
Norfolk Southern Corp.	59,400	1,839,024
Union Pacific Corp.(b)	37,800	2,449,440

		8,333,166

Real Estate Investment Trust — 0.3%
Apartment Investment & Management Co. (Class “A” Stock)(b)	13,300	544,236
Archstone-Smith Trust	24,300	938,466
Equity Office Properties Trust	57,900	1,916,490
Equity Residential Properties Trust	41,600	1,531,712
ProLogis	27,600	1,110,624
Simon Property Group, Inc.	32,400	2,348,676

		8,390,204

Restaurants — 0.4%
Darden Restaurants, Inc.	21,850	720,613
McDonald’s Corp.	188,000	5,217,000
Starbucks Corp.(a)	58,300	3,011,778
Wendy’s International, Inc.	18,400	876,760
Yum! Brands, Inc.	43,300	2,255,064

		12,081,215

Retail — 3.4%
Albertson’s, Inc.(b)	55,166	1,140,833
AutoNation, Inc.(a)(b)	35,200	722,304
AutoZone, Inc.(a)(b)	10,500	970,830
Bed Bath & Beyond, Inc.(a)	45,700	1,909,346
Best Buy Co., Inc.(b)	41,950	2,875,672
Big Lots, Inc.(a)	20,100	266,124
Circuit City Stores, Inc.	30,600	529,074
Costco Wholesale Corp.(b)	68,100	3,052,242
CVS Corp.	119,000	3,459,330
Dillard’s, Inc.	7,800	182,676
Dollar General Corp.	44,156	899,016
Family Dollar Stores, Inc.	23,000	600,300
Federated Department Stores, Inc.(b)	24,100	1,766,048
Gap, Inc. (The)(b)	118,600	2,342,350
Home Depot, Inc.	323,350	12,578,315
J.C. Penney Corp., Inc.	38,800	2,040,104
Kohl’s Corp.(a)(b)	46,800	2,616,588
Kroger Co. (The),(a)	110,046	2,094,175
Limited Brands, Inc.	58,406	1,251,057
Liz Claiborne, Inc.	16,800	667,968
May Department Stores Co.	44,100	1,771,056
Nordstrom, Inc.(b)	17,800	1,209,866
Office Depot, Inc.(a)(b)	46,400	1,059,776
OfficeMax, Inc.	12,200	363,194
RadioShack Corp.	23,800	551,446
Sears Holdings Corp.(a)	13,442	2,014,553
Sherwin-Williams Co.	18,300	861,747
Staples, Inc.(b)	107,149	2,284,417
SUPERVALU, Inc.(b)	20,000	652,200
Target Corp.	132,400	7,203,884
Tiffany & Co.(b)	20,000	655,200
TJX Companies, Inc. (The)(b)	70,600	1,719,110

SEE NOTES TO FINANCIAL STATEMENTS.

B5

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Retail (cont’d.)
Toys ‘R’ Us, Inc.(a)	29,600	$783,808
Wal-Mart Stores, Inc.	499,800	24,090,360
Walgreen Co.	150,700	6,930,693

		94,115,662

Rubber
B.F. Goodrich Co.	16,200	663,552
Cooper Tire & Rubber Co.(b)	11,200	207,984
Goodyear Tire & Rubber Co. (The)(a)(b)	24,500	365,050

		1,236,586

Supermarkets — 0.1%
Safeway, Inc.(b)	63,700	1,438,983

Technology — 1.0%
Hewlett-Packard Co.(b)	425,048	9,992,878
International Business Machines Corp.	240,300	17,830,260

		27,823,138

Telecommunications — 2.7%
ADC Telecommunications, Inc.(a)	14,771	321,574
ALLTEL Corp.(b)	45,300	2,821,284
Andrew Corp.(a)(b)	27,700	353,452
AT&T Corp.	119,404	2,273,452
Avaya, Inc.(a)	65,970	548,870
BellSouth Corp.	270,300	7,181,871
CenturyTel, Inc.(b)	20,900	723,767
CIENA Corp.(a)	64,000	133,760
Citizens Communications Co.	40,000	537,600
Corning, Inc.(a)(b)	203,700	3,385,494
JDS Uniphase Corp.(a)(b)	215,000	326,800
Lucent Technologies, Inc.(a)(b)	655,955	1,908,829
Motorola, Inc.	360,125	6,575,883
Nextel Communications, Inc. (Class “A” Stock)(a)	167,900	5,424,849
QUALCOMM, Inc.	243,200	8,028,032
Qwest Communications International, Inc.(a)(b)	263,557	977,796
SBC Communications, Inc.(b)	486,408	11,552,190
Scientific-Atlanta, Inc.	24,800	825,096
Sprint Corp.(b)	221,000	5,544,890
Tellabs, Inc.(a)	66,600	579,420
Verizon Communications, Inc.	409,976	14,164,671

		74,189,580

Textiles
VF Corp.(b)	13,700	783,914

Tobacco — 0.1%
Reynolds American, Inc.(b)	18,100	1,426,280
UST, Inc.(b)	23,900	1,091,274

		2,517,554

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Toys — 0.1%
Hasbro, Inc.(b)	27,400	$569,646
Mattel, Inc.(b)	64,951	1,188,603

		1,758,249

Travel Services
Sabre Holdings Corp.(b)	27,226	543,159

Trucking/Shipping — 0.6%
FedEx Corp.	45,100	3,653,551
Ryder System, Inc.	9,500	347,700
United Parcel Service, Inc.	164,700	11,390,652

		15,391,903

Utilities – Electric & Gas — 1.8%
Allegheny Energy, Inc.(a)(b)	18,000	453,960
Ameren Corp.	29,600	1,636,880
American Electric Power Co., Inc.(b)	61,160	2,254,969
Calpine Corp.(a)(b)	67,200	228,480
CenterPoint Energy, Inc.(b)	46,200	610,302
Cinergy Corp.(b)	27,300	1,223,586
CMS Energy Corp.(a)	25,000	376,500
Consolidated Edison, Inc.	36,300	1,700,292
Constellation Energy Group	25,900	1,494,171
Dominion Resources, Inc.(b)	49,816	3,655,996
DTE Energy Co.	25,000	1,169,250
Duke Energy Co.(b)	140,500	4,177,065
Edison International	48,300	1,958,565
Entergy Corp.	31,200	2,357,160
Exelon Corp.	97,974	5,029,006
FirstEnergy Corp.	50,101	2,410,359
FPL Group, Inc.(b)	56,400	2,372,184
NiSource, Inc.	38,200	944,686
PG&E Corp.	54,200	2,034,668
Pinnacle West Capital Corp.(b)	14,000	622,300
PPL Corp.	27,400	1,627,012
Progress Energy, Inc.(b)	37,583	1,700,255
Public Service Enterprise Group, Inc.	35,600	2,165,192
Southern Co.	107,900	3,740,893
TECO Energy, Inc.(b)	32,600	616,466
TXU Corp.	36,100	2,999,549
Xcel Energy, Inc.	61,910	1,208,483

		50,768,229

Waste Management — 0.1%
Allied Waste Industries, Inc.(a)(b)	45,700	362,401
Waste Management, Inc.	84,042	2,381,750

		2,744,151

TOTAL COMMON STOCKS (cost $1,571,858,776)		1,608,206,610

SEE NOTES TO FINANCIAL STATEMENTS.

B6

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS — 38.1%
Aerospace/Defense — 0.3%
Boeing Capital Corp.
6.10%	03/01/11(b)	A3	$1,125	$1,223,034
Goodrich Corp.
7.625%	12/15/12	Baa3	1,340	1,573,161
Lockheed Martin Corp.
8.50%	12/01/29	Baa2	770	1,112,015
Northrop Grumman Corp.
7.125%	02/15/11(b)	Baa2	2,125	2,403,301
Raytheon Co.
4.50%	11/15/07	Baa3	194	194,539
5.50%	11/15/12	Baa3	775	815,392
6.55%	03/15/10	Baa3	1,150	1,245,168
8.30%	03/01/10	Baa3	700	811,224

				9,377,834

Airlines — 0.1%
Continental Airlines, Inc.,
Series 1998-1, Class A
6.648%	09/15/17	Baa3	390	384,389
Series 2000-1, Class A-1
8.048%	11/01/20	Baa3	195	195,628
Southwest Airlines Co.
6.50%	03/01/12	Baa1	1,290	1,410,173

				1,990,190

Asset Backed Securities — 1.2%
American Express Credit Account Master Trust I,
Series 2004-C, Class C(h)(k)
3.72%	02/15/12	Baa2	1,745	1,750,759
American Express Credit Account Master Trust I, (cost $1,510,000; purchased 8/6/04)
Series 2004-4, Class C(h)(k)(l)
3.69%	03/15/12	Baa2	1,510	1,506,461
Bank One Issuance Trust
Series 2003-C1, Class C1
4.54%	09/15/10	Baa2	2,445	2,461,059
Centex Home Equity
Series 2005-A, Class M2
3.814%	01/25/35(h)	Aa2	2,250	2,244,595
Chase Issuance Trust
Series 2005-A4, Class A4
4.23%	01/15/13	Aaa	4,000	4,006,400
Citibank Credit Card Issuance Trust I,
Series 2003-C3, Class C3
4.45%	04/07/10	Baa2	1,700	1,707,522
Equity One ABS, Inc.
Series 04-3, Class M1
5.70%	07/25/34	Aa2	1,660	1,698,917
First Franklin Mortgage Loan Trust
Series 2005-FFH1, Class M2
3.834%	06/25/36(h)	Aa2	1,800	1,799,890
Household Mortgage Loan Trust
Series 2003-HC2, Class M
3.86%	06/20/33(h)	Aa2	857	857,622
Series 2004-HC1, Class M
3.76%	02/20/34(h)	Aa2	764	763,552

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Asset Backed Securities (cont’d.)
MBNA Master Credit Card Trust,
Series 1999-J, Class A
7.00%	02/15/12	Aaa	$2,370	$2,631,348
Series 2000-E, Class A
7.80%	10/15/12	Aaa	3,810	4,427,237
Morgan Stanley ABS Capital I
Series 2004-NC3, Class M2
4.19%	03/25/34(h)	A2	1,800	1,821,274
Prestige Auto Receivables Trust,
Series 2004-1, Class A2, (cost $1,775,610; purchased 6/23/04)(k)(l)
3.69%	06/15/11	Aaa	1,776	1,766,593
Residential Asset Mortgage Products, Inc.
Series 2004-RS12, Class MII1
3.864%	12/25/34(h)	Aa1	1,755	1,760,974
Saxon Asset Securities Trust
Series 2005-2, Class M2
3.754%	10/25/35(h)	Aa2	1,480	1,479,665
WFS Financial Owner Trust
Series 2004-4, Class D
3.754%	05/17/12	Baa2	1,613	1,598,685

				34,282,553

Automotive — 0.6%
Auburn Hills Trust, Inc.
12.375%	05/01/20	A3	1,410	2,134,775
Equus Cayman Finance Ltd. (Cayman Islands)
5.50%	09/12/08(k)	Baa3	410	416,957
Ford Motor Credit Co.
6.625%	06/16/08(b)	Baa2	3,035	2,997,512
7.00%	10/01/13(b)	Baa2	335	321,425
7.375%	02/01/11(b)	Baa2	2,625	2,557,023
7.875%	06/15/10	Baa2	3,030	3,003,488
General Motors Acceptance Corp.
6.125%	01/22/08	Baa2	1,500	1,452,027
6.875%	09/15/11	Baa2	1,165	1,075,397
8.00%	11/01/31	Baa2	1,620	1,445,596
Hyundai Motor Manufacturing LLC(k)
5.30%	12/19/08	Baa3	650	657,430
Nissan Motor Acceptance Corp.
4.625%	03/08/10(k)	Baa1	600	600,589

				16,662,219

Banking — 0.8%
Bank of America Corp.
5.375%	06/15/14(b)	Aa2	2,740	2,911,362
Bank One Corp.
7.875%	08/01/10	A1	2,500	2,890,315
Citigroup, Inc.
5.00%	09/15/14	Aa2	513	524,771
5.625%	08/27/12	Aa2	1,900	2,029,445
6.00%	10/31/33	Aa2	985	1,093,190
6.625%	06/15/32	Aa2	1,290	1,539,949
J.P. Morgan & Chase Co.
4.50%	11/15/10	Aa3	1,005	1,012,322
5.25%	05/30/07	Aa3	660	673,794
6.50%	01/15/09	A1	1,100	1,182,013

SEE NOTES TO FINANCIAL STATEMENTS.

B7

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Banking (cont’d.)
Mizuho Finance Group (Cayman Islands)
5.79%	04/15/14(k)	A2	$1,060	$1,114,959
Santander Central Hispano Issuances Ltd. (Cayman Islands)
7.625%	09/14/10	A1	1,005	1,158,504
Wachovia Corp.
7.80%	08/18/10	Aa3	2,400	2,787,696
Washington Mutual, Inc.,
5.125%	01/15/15	A3	405	411,384
5.65%	08/15/14	A3	230	242,172
Wells Fargo Bank
5.125%	09/15/16	Aa2	410	425,859
6.45%	02/01/11	Aa1	2,300	2,536,925

				22,534,660

Brokerage — 0.4%
Goldman Sachs Group, Inc. (The),
5.125%	01/15/15	Aa3	1,350	1,375,043
6.345%	02/15/34	A1	1,250	1,354,386
Lehman Brothers Holdings, Inc.
4.80%	03/13/14	A1	220	222,305
6.625%	01/18/12	A1	1,800	2,010,391
Merrill Lynch & Co., Inc.
4.25%	02/08/10	Aa3	1,470	1,466,351
5.00%	01/15/15	Aa3	2,385	2,442,080
Morgan Stanley Group, Inc.
5.30%	03/01/13	Aa3	1,030	1,070,413
Morgan Stanley,
4.75%	04/01/14	A1	1,510	1,487,605

				11,428,574

Building Materials & Construction — 0.2%
American Standard, Inc.
7.625%	02/15/10	Baa3	1,000	1,117,231
D.R. Horton, Inc.
5.625%	09/15/14(b)	Ba1	1,550	1,547,767
Hanson PLC, (United Kingdom)
7.875%	09/27/10(b)	Baa1	1,270	1,468,176
Ryland Group, Inc.
5.375%	06/01/08	Baa3	575	587,768

				4,720,942

Cable — 0.1%
Comcast Corp.
5.65%	06/15/35	Baa2	635	632,338
Cox Communications, Inc.
5.45%	12/15/14	Baa3	830	847,160
6.75%	03/15/11	Baa3	1,195	1,301,177

				2,780,675

Capital Goods — 0.4%
Caterpillar, Inc.
7.25%	09/15/09	A2	1,000	1,111,154
Cooper Cameron Corp.
2.65%	04/15/07	Baa1	425	412,325
Fedex Corp.
2.65%	04/01/07	Baa2	2,100	2,045,283
Honeywell International, Inc.
6.125%	11/01/11	A2	1,420	1,555,648

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Capital Goods (cont’d.)
Hutchison Whampoa International Ltd. (Cayman Islands)
5.45%	11/24/10(k)	A3	$1,090	$1,126,227
Tyco International Group SA (Luxembourg)
6.00%	11/15/13	Baa3	1,640	1,783,490
United Technologies Corp.
4.875%	05/01/15	A2	1,355	1,386,058
6.35%	03/01/11(f)	A2	990	1,090,644
8.875%	11/15/19	A2	640	897,147
Waste Management, Inc.
7.75%	05/15/32	Baa3	680	862,630

				12,270,606

Chemicals — 0.4%
Dow Chemical Co.,
5.97%	01/15/09	A3	430	454,088
6.00%	10/01/12	A3	876	959,958
6.125%	02/01/11	A3	890	966,278
Huntsman International LLC
9.875%	03/01/09	B2	2,200	2,354,000
IMC Global, Inc.
11.25%	06/01/11	Ba3	2,250	2,486,250
Lubrizol Corp.
4.625%	10/01/09	Baa3	1,090	1,090,136
Lyondell Chemical Co.
9.50%	12/15/08	B1	2,700	2,872,125

				11,182,835

Collateralized Mortgage Obligations — 0.5%
Bank of America Mortgage Securities
Series 2005-A, Class 2A1
4.494%	02/25/35(h)	Aaa	1,795	1,791,425
Series 2005-B, Class 2A1
4.428%	03/25/35(h)	Aaa	1,817	1,810,806
Countrywide Alternative Loan Trust
Series 2004-18, Class 3A1
5.25%	09/25/19	Aaa	3,281	3,264,617
Master Alternative Loans Trust,
Series 2004-4, Class 4A1
5.00%	04/25/19	Aaa	813	819,488
Structured Adjustable Rate Mortgage Loan,
Ser. 2004-1, Class 4A3
4.17%	02/25/34(h)	Aaa	2,579	2,568,597
Washington Mutual Alternative Loan Trust
Series 2005-1, Class 3A
5.00%	03/25/20	Aaa	1,652	1,662,648
Washington Mutual, Inc.,
Series 2002-AR15, Class A5
4.38%	12/25/32(h)	Aaa	1,135	1,132,001

				13,049,582

Commercial Mortgage Backed Securities — 3.6%
Banc of America Commercial Mortgage, Inc.
Series 2003-2, Class A3
4.873%	03/11/41	AAA(d)	3,350	3,444,118
Series 2004-2, Class A4
4.153%	11/10/38	Aaa	3,680	3,635,292
Series 2004-3, Class A4
5.176%	06/10/39	Aaa	2,000	2,077,755
Series 2005-3, Class A4
4.668%	07/10/43	Aaa	4,400	4,400,688

SEE NOTES TO FINANCIAL STATEMENTS.

B8

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Commercial Mortgage Backed Securities (cont’d.)
Bear Stearns Commercial Mortgage Securities
2005-T18, Class AAB
4.823%	02/13/42(h)	Aaa	$2,250	$2,300,678
Chase Commercial Mortgage Securities Corp.,
Series 1997-1, Class A2
7.37%	06/19/29	AAA(d)	3,764	3,894,985
Commercial Mortgage Pass-Through Certificate,
Series 2004-LB2A, Class X2
1.24%	03/10/39(k)	Aaa	18,484	708,731
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C4, Class A4
4.283%	10/15/39	Aaa	1,500	1,486,943
DLJ Commercial Mortgage Corp.
Series 2000-CF1, Class A1B
7.62%	06/10/33	AAA(d)	3,200	3,630,620
GE Commercial Mortgage Corp.,
Series 04-C2, Class X2
0.841%	03/10/40(h)	Aaa	33,160	885,393
Greenwich Capital Commercial Funding Corp.,
Series 03-C1, Class A4
4.111%	07/05/35	Aaa	10,000	9,773,530
Series 03-C2, Class A2
4.022%	01/05/36	Aaa	6,600	6,537,197
Series 03-C2, Class A3
4.533%	01/05/36	Aaa	3,570	3,596,366
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2004-C2, Class A3
5.384%	05/15/41(h)	Aaa	6,228	6,539,888
Series 2005-LDP2, Class ASB
4.659%	07/15/42(h)	Aaa	6,380	6,438,059
J.P. Morgan Commercial Mortgage Finance Corp.,
Series 00-C10, Class A2
7.371%	08/15/32	Aaa	6,500	7,257,715
Keycorp.
Series 00-C1, Class A2
7.727%	05/17/32	Aaa	11,180	12,611,556
LB-UBS Commercial Mortgage Trust
Series 2005-C3, Class A5
4.739%	07/15/30	Aaa	695	702,819
Merrill Lynch Mortgage Trust
Series 2004-Key 2, Class A3
4.615%	08/12/39	Aaa	1,900	1,915,453
Series 2004-MKB1, Class A3
4.892%	02/12/42	Aaa	3,950	4,038,526
PNC Mortgage Acceptance Corp.,
Series 99-CM1, Class A1B
7.33%	12/10/32	AAA(d)	3,860	4,288,963
UBS Commercial Mortgage Trust,
Series 03-C8, Class A3
4.83%	11/15/27	Aaa	2,720	2,782,979
Series 04-C6, Class A5
4.826%	08/15/29(h)	AAA(d)	5,000	5,107,790
Wachovia Bank Commercial Mortgage Trust,
Series 02-C2, Class A4
4.98%	11/15/34	Aaa	1,700	1,753,324

				99,809,368

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Consumer — 0.1%
Cendant Corp.,
6.25%	01/15/08	Baa1	$1,010	$1,053,549
6.875%	08/15/06	Baa1	1,715	1,763,137
7.375%	01/15/13	Baa1	45	51,523

				2,868,209

Electric — 1.1%
Appalachian Power Co.
4.40%	06/01/10	Baa2	790	787,490
Arizona Public Service Co.
7.625%	08/01/05	Baa1	5,000	5,015,370
Boston Edison Co.
4.875%	04/15/14	A1	730	748,872
CenterPoint Energy Houston Electric LLC
5.70%	03/15/13	Baa2	1,070	1,142,302
6.95%	03/15/33	Baa2	800	994,683
Consumers Energy Co.
5.375%	04/15/13	Baa3	435	451,209
Dominion Resources, Inc.
5.125%	12/15/09	Baa1	1,255	1,288,156
Duke Capital LLC
4.331%	11/16/06	Baa3	920	921,229
6.25%	02/15/13	Baa3	305	329,255
8.00%	10/01/19	Baa3	280	346,540
El Paso Electric Co.
6.00%	05/15/35	Baa3	1,300	1,361,493
Empresa Nacional de Electricidad S.A. (Chile)
8.50%	04/01/09	Ba1	1,350	1,500,691
Energy East Corp.
6.75%	09/15/33	Baa2	805	939,338
FirstEnergy Corp.
7.375%	11/15/31	Baa3	960	1,173,483
Florida Power & Light Co.
5.95%	10/01/33	Aa3	790	900,320
Indiana Michigan Power Co.
5.05%	11/15/14	Baa2	575	581,635
National Rural Utilities Cooperative Finance Corp.
7.25%	03/01/12	A2	235	272,454
NiSource Finance Corp.
7.625%	11/15/05	Baa3	750	759,837
Oncor Electric Delivery Co.
6.375%	01/15/15	Baa1	465	515,430
7.00%	09/01/22	Baa2	545	637,045
7.25%	01/15/33	Baa1	340	423,933
Pacific Gas & Electric Co.
6.05%	03/01/34	Baa1	2,500	2,755,223
Pepco Holdings, Inc.
5.50%	08/15/07	Baa2	735	751,296
PPL Electric Utilities Corp.
6.25%	08/15/09	Baa1	1,900	2,030,543
Progress Energy, Inc.
6.75%	03/01/06	Baa2	1,825	1,856,122
Southern California Edison Co.
4.65%	04/01/15	A3	610	610,243
Xcel Energy, Inc.
3.40%	07/01/08	Baa1	785	765,009
7.00%	12/01/10	Baa1	250	278,122

				30,137,323

SEE NOTES TO FINANCIAL STATEMENTS.

B9

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Energy – Integrated — 0.2%
Conoco, Inc.
6.95%	04/15/29	A3	$755	$948,519
ConocoPhillips
8.75%	05/25/10	A3	1,900	2,263,365
Marathon Oil Corp.
6.125%	03/15/12	Baa1	990	1,077,524

				4,289,408

Energy – Other — 0.6%
BJ Services Co.
7.00%	02/01/06	Baa2	4,000	4,055,580
Devon Energy Corp.
2.75%	08/01/06	Baa2	2,810	2,761,216
Halliburton Co.
5.50%	10/15/10	Baa2	200	209,746
Kerr-McGee Corp.,
5.875%	09/15/06	Ba3	1,305	1,321,785
Nexen, Inc.
5.875%	03/10/35	Baa2	920	935,006
Occidental Petroleum Corp.
6.75%	01/15/12	A3	1,655	1,873,149
Precision Drilling Corp. (Canada)
5.625%	06/01/14	Baa2	500	516,979
Talisman Energy, Inc.
5.125%	05/15/15	Baa1	750	765,729
Union Oil Co. of California
7.35%	06/15/09	Baa2	820	909,111
Valero Energy Corp.
7.50%	04/15/32	Baa3	185	228,349
Woodside Petroleum Ltd. (Australia)
5.00%	11/15/13(k)	Baa1	1,660	1,709,758

				15,286,408

Foods — 0.7%
Albertson’s, Inc.
8.00%	05/01/31	Baa2	335	406,141
Archer Daniels Midland Co.
8.125%	06/01/12	A2	395	477,667
Cadbury Schweppes American Finance, Inc.
3.875%	10/01/08(k)	Baa2	1,050	1,035,325
Cargill, Inc.
3.625%	03/04/09(k)	A2	2,430	2,376,722
ConAgra Foods, Inc.
7.875%	09/15/10	Baa1	865	995,355
Diageo Capital PLC
4.375%	05/03/10	A2	400	402,077
General Mills, Inc.
5.125%	02/15/07	Baa2	500	507,796
Kellogg Co.
6.60%	04/01/11	Baa1	2,435	2,698,547
Kraft Foods, Inc.,
4.625%	11/01/06	A3	3,405	3,427,228
5.25%	06/01/07	A3	400	407,781
5.625%	11/01/11	A3	1,065	1,129,777
Kroger Co. (The),
6.75%	04/15/12	Baa2	310	343,267
6.80%	04/01/11	Baa2	575	631,406

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Foods (cont’d.)
PepsiAmericas, Inc.
4.875%	01/15/15	Baa1	$720	$733,355
Safeway, Inc.
2.50%	11/01/05	Baa2	1,800	1,790,845
Tricon Global Restaurants, Inc.
8.875%	04/15/11	Baa3	235	284,731
Tyson Foods, Inc.,
6.625%	10/17/05	Baa3	485	488,071
7.25%	10/01/06	Baa3	525	544,183
8.25%	10/01/11	Baa3	110	130,456

				18,810,730

Gaming — 0.1%
Harrah’s Operating Co., Inc.,
5.50%	07/01/10	Baa3	970	1,001,083
5.625%	06/01/15(k)	Baa3	1,025	1,044,012
7.125%	06/01/07	Baa3	365	383,056
Mandalay Resort Group
9.375%	02/15/10	Ba3	12	13,410

				2,441,561

Health Care & Pharmaceutical — 0.4%
Bristol-Myers Squibb Co.
5.75%	10/01/11	A1	760	813,116
GlaxoSmithKline Capital, Inc.
4.375%	04/15/14	Aa2	330	328,199
Merck & Co., Inc.
5.95%	12/01/28	Aa3	205	228,041
Pharmacia Corp.
6.60%	12/01/28	Aaa	1,150	1,402,071
6.75%	12/15/27	Aaa	785	966,577
Schering-Plough Corp.
5.55%	12/01/13	Baa1	1,995	2,115,201
WellPoint, Inc.
3.50%	09/01/07	Baa1	1,970	1,942,272
5.00%	12/15/14	Baa1	1,085	1,107,898
5.95%	12/15/34	Baa1	990	1,080,645
Wyeth
6.45%	02/01/24(f)	Baa1	615	700,259

				10,684,279

Insurance — 0.3%
Allstate Corp. (The)
5.55%	05/09/35	A1	890	920,963
American International Group, Inc.
4.25%	05/15/13	Aa2	1,635	1,585,747
Axa (France)
8.60%	12/15/30	A3	230	313,209
Everest Reinsurance Holdings (Bermuda)
5.40%	10/15/14	A3	780	801,091
Liberty Mutual Group,
7.00%	03/15/34(k)	Baa3	910	957,683
MetLife, Inc.
5.70%	06/15/35	A2	1,285	1,324,675
6.125%	12/01/11	A2	435	472,420
6.375%	06/15/34	A2	85	96,177

SEE NOTES TO FINANCIAL STATEMENTS.

B10

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Insurance (cont’d.)
W.R. Berkley Corp.
5.60%	05/15/15	Baa2	$705	$717,969
6.15%	08/15/19	Baa2	575	601,448
XL Capital Ltd. (Cayman Islands)
5.25%	09/15/14	A2	110	111,576

				7,902,958

Lodging — 0.3%
Carnival Corp. (Panama)
3.75%	11/15/07	A3	2,845	2,816,900
Carnival PLC (United Kingdom)
7.30%	06/01/07	A3	345	363,277
Host Marriott LP
7.00%	08/15/12(b)	Ba3	1,500	1,556,250
La Quinta Inns, Inc.,
7.40%	09/15/05	Ba3	2,200	2,208,250
Royal Caribbean Cruises Ltd.
8.00%	05/15/10	Ba1	2,220	2,458,650

				9,403,327

Media & Entertainment — 0.5%
AOL Time Warner, Inc.
7.70%	05/01/32	Baa1	830	1,049,969
British Sky Broadcasting Group PLC (United Kingdom)
7.30%	10/15/06	Baa2	785	815,379
Clear Channel Communications, Inc.
7.65%	09/15/10	Baa3	300	324,928
8.00%	11/01/08	Baa3	745	801,000
News America Holdings, Inc.
5.30%	12/15/14	Baa3	1,800	1,846,820
7.625%	11/30/28	Baa3	1,360	1,642,540
R.R. Donnelley & Sons Co.
5.50%	05/15/15(k)	Baa2	1,050	1,065,912
Time Warner, Inc.
6.875%	05/01/12(b)	Baa1	1,685	1,901,389
7.25%	10/15/17(b)	Baa1	1,040	1,235,310
Viacom, Inc.
7.875%	07/30/30	A3	470	551,343
Walt Disney Co. (The),
5.375%	06/01/07	Baa1	300	306,771
6.75%	03/30/06	Baa1	1,365	1,392,068

				12,933,429

Metals
Alcan, Inc. (Canada)
5.00%	06/01/15	Baa1	755	758,478
5.20%	01/15/14	Baa1	230	235,725
6.125%	12/15/33	Baa1	155	166,042

				1,160,245

Municipals — 0.2%
Illinois St. Taxable Pension, G.O.
5.10%	06/01/33	Aa3	5,300	5,504,739

Non Captive Finance — 0.7%
Berkshire Hathaway, Inc.
4.75%	05/15/12(k)	Aaa	1,045	1,054,540
Capital One Bank,
6.50%	06/13/13(g)	Baa3	10	11,003
6.875%	02/01/06	Baa2	2,040	2,072,246

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Non Captive Finance (cont’d.)
Capital One Financial Corp.
5.25%	02/21/17	Baa3	$385	$381,617
5.50%	06/01/15	Baa3	1,045	1,069,077
CIT Group Co. of Canada,
5.20%	06/01/15(k)	A2	1,525	1,542,217
CIT Group, Inc.
4.25%	02/01/10	A2	480	476,429
5.50%	11/30/07	A2	1,285	1,321,027
General Electric Capital Corp.,
6.125%	02/22/11	Aaa	2,865	3,112,739
6.75%	03/15/32	Aaa	2,700	3,331,768
Household Finance Corp.,
4.75%	05/15/09	A1	640	649,194
6.375%	11/27/12(f)	A1	225	248,847
7.00%	05/15/12	A1	1,770	2,007,847
HSBC Finance Corp.
5.00%	06/30/15	A1	985	992,690
6.75%	05/15/11	A1	570	632,671
International Lease Finance Corp.
3.50%	04/01/09	A1	750	722,216
Residential Capital Corp.
6.375%	06/30/10(k)	Baa2	1,200	1,205,774

				20,831,902

Paper — 0.1%
International Paper Co.
5.25%	04/01/16	Baa2	625	620,394
MeadWestvaco Corp.
2.75%	12/01/05	Baa2	1,310	1,303,606
Weyerhaeuser Co.,
7.375%	03/15/32	Baa2	1,325	1,562,407

				3,486,407

Pipelines & Other — 0.3%
Atmos Energy Corp.
4.00%	10/15/09	Baa3	1,605	1,570,234
Duke Energy Field Services Corp.
7.875%	08/16/10	Baa2	1,355	1,555,514
Enbridge, Inc.
4.90%	03/01/15	A3	630	638,478
Enterprise Products Operating LP
4.00%	10/15/07(b)	Baa3	1,000	990,009
6.375%	02/01/13	Baa3	930	1,007,721
Enterprise Products Operating LP(i)(k)
5.00%	03/01/15	Baa3	365	358,405
Magellan Midstream Partners LP
5.65%	10/15/16	Ba1	770	795,891
Sempra Energy
4.621%	05/17/07	Baa1	790	793,730

				7,709,982

Railroads — 0.1%
Burlington Northern Santa Fe Corp.
7.95%	08/15/30	Baa2	705	966,341
Norfolk Southern Corp.
5.64%	05/17/29	Baa1	621	649,454
7.80%	05/15/27	Baa1	24	31,828

SEE NOTES TO FINANCIAL STATEMENTS.

B11

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Railroads (cont’d.)
Union Pacific Corp.,
6.625%	02/01/08	Baa2	$1,755	$1,854,458

				3,502,081

Real Estate Investment Trust
Post Apartment Homes LP
5.45%	06/01/12	Baa3	545	548,481

Retailers — 0.1%
May Department Stores Co.
6.70%	07/15/34	Baa2	910	1,017,400
8.50%	06/01/19	Baa2	285	362,236
Target Corp.,
7.50%	08/15/10	A2	855	982,715

				2,362,351

Sovereign — 0.2%
Republic of Italy (Italy)
5.375%	06/15/33	Aa2	1,080	1,168,143
6.00%	02/22/11	Aa2	430	471,299
Republic of Malaysia (Malaysia)
7.50%	07/15/11	A3	375	436,970
Republic of South Africa (South Africa)
6.50%	06/02/14	Baa1	620	692,075
United Mexican States (Mexico)
7.50%	01/14/12(b)	Baa1	2,100	2,381,400

				5,149,887

Technology — 0.4%
Computer Associates International, Inc.
4.75%	12/01/09(k)	Ba1	1,450	1,445,385
Equifax, Inc.
4.95%	11/01/07	Baa1	475	483,844
First Data Corp.
4.85%	10/01/14	A1	680	690,306
International Business Machines Corp.
5.875%	11/29/32	A1	1,475	1,635,644
Jabil Circuit, Inc.
5.875%	07/15/10	Baa3	1,000	1,035,676
Motorola, Inc.
4.608%	11/16/07	Baa2	1,220	1,229,333
7.625%	11/15/10	Baa2	975	1,115,619
Seagate Technology International
8.00%	05/15/09(b)	Ba2	1,545	1,643,494
SunGard Data Systems, Inc.
3.75%	01/15/09	Baa3	900	819,896
4.875%	01/15/14	Baa3	455	364,000

				10,463,197

Telecommunications — 1.5%
AT&T Wireless Services, Inc.,
7.35%	03/01/06	Baa2	2,245	2,294,058
8.125%	05/01/12	Baa2	800	958,517
8.75%	03/01/31	Baa2	705	988,155
BellSouth Corp.
4.20%	09/15/09	A2	1,365	1,360,157
6.55%	06/15/34	A2	50	56,930

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Telecommunications (cont’d.)
British Telecommunications PLC, (United Kingdom)
7.00%	05/23/07	Baa1	$1,400	$1,468,600
8.875%	12/15/30(f)	Baa1	295	416,438
CenturyTel, Inc.
7.875%	08/15/12	Baa2	165	188,474
Cingular Wireless LLC
7.125%	12/15/31	Baa2	635	760,764
Citizens Communications Co., (cost $1,471,824; purchased 3/23/04)
7.60%	06/01/06(l)	Ba3	1,420	1,444,850
Deutsche Telekom International Finance BV, (Netherlands)
8.25%	06/15/30(f)	A3	770	1,042,564
France Telecom SA (France)
8.75%	03/01/31	A3	485	676,190
Nextel Communications, Inc.
5.95%	03/15/14	Ba3	1,475	1,532,156
Royal KPN N.V. (Netherlands)(b)
8.00%	10/01/10	Baa1	2,330	2,697,954
SBC Communications, Inc.
4.125%	09/15/09	A2	1,335	1,323,937
5.625%	06/15/16	A2	725	764,432
6.45%	06/15/34	A2	150	168,648
Sprint Capital Corp.
6.875%	11/15/28	Baa3	2,950	3,386,252
8.75%	03/15/32(b)	Baa3	220	306,044
Tele-Communications, Inc.
9.875%	06/15/22	Baa2	1,440	2,079,560
Telecom de Puerto Rico, Inc. (Puerto Rico)
6.65%	05/15/06	Baa1	4,500	4,591,229
6.80%	05/15/09(b)	Baa1	2,220	2,376,776
Telecom Italia Finance (Luxembourg)
4.95%	09/30/14(b)	Baa2	2,520	2,495,165
5.25%	11/15/13	Baa2	1,010	1,025,357
6.00%	09/30/34(b)	Baa2	1,210	1,235,317
Telefonica Europe BV (Netherlands)
7.75%	09/15/10	A3	1,490	1,719,138
Telus Corp. (Canada)
8.00%	06/01/11	Baa2	1,600	1,871,203
Verizon Global Funding Corp.
7.75%	12/01/30	A2	565	729,556
Vodafone Group PLC (United Kingdom)
5.375%	01/30/15	A2	200	211,025
7.75%	02/15/10	A2	1,100	1,255,963

				41,425,409

Tobacco
Altria Group, Inc.
7.65%	07/01/08(b)	Baa2	765	832,908
Philip Morris Cos., Inc.
7.00%	07/15/05	Baa2	485	485,555

				1,318,463

Foreign Government Bonds — 0.5%
Export-Import Bank of Korea (The) (South Korea)
4.125%	02/10/09(k)	A3	1,120	1,110,484
Hydro-Quebec (Canada)
8.00%	02/01/13	A1	1,900	2,342,565

SEE NOTES TO FINANCIAL STATEMENTS.

B12

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Foreign Government Bonds (cont’d.)
Korea Development Bank (South Korea)
4.75%	07/20/09	A3	$1,530	$1,550,043
Pemex Project Funding Master Trust (Mexico)
7.875%	02/01/09	Baa1	2,275	2,485,438
8.50%	02/15/08	Baa1	1,100	1,204,500
9.50%	09/15/27(k)	Baa1	3,025	3,947,625
Petrobas International Finance Co. (PIFCO)
9.75%	07/06/11	Baa1	280	331,800
Quebec Province of Canada (Canada)
4.60%	05/26/15	A1	810	819,341
4.875%	05/05/14(b)	A1	1,000	1,034,092

				14,825,888

Mortgage Backed Securities — 13.7%
Federal Home Loan Mortgage Corp.,
4.50%	11/01/18-06/01/19		7,565	7,537,735
5.00%	06/01/18-05/01/34		14,623	14,791,027
5.001%	TBA		4,000	4,000,000
5.001%	TBA		5,000	4,989,060
5.50%	12/01/33-07/01/34		16,526	16,768,967
6.00%	03/01/32-12/01/33		4,986	5,127,616
6.001%	TBA		7,000	7,170,625
6.50%	05/01/14-04/01/15		1,407	1,463,991
7.00%	05/01/31-09/01/33		11,210	11,803,832
Federal National Mortgage Association,
4.00%	06/01/19		3,610	3,535,633
4.50%	01/01/19-01/01/35		19,063	18,869,205
4.501%	TBA		2,500	2,488,280
4.977%	07/01/33(h)		2,268	2,300,182
5.00%	10/01/18-10/01/33		6,394	6,466,216
5.001%	TBA		7,500	7,582,035
5.001%	TBA		66,000	66,000,000
5.50%	03/01/16-04/01/34		63,157	64,118,044
5.501%	TBA		6,500	6,670,625
5.501%	TBA		31,500	31,874,063
6.00%	04/01/13-03/01/35		41,804	42,913,445
6.001%	TBA		13,500	13,916,873
6.50%	07/01/17-10/01/34		10,520	10,903,225
6.501%	TBA		3,500	3,621,408
7.00%	08/01/11-07/01/32		2,921	3,081,885
7.50%	05/01/12-05/01/32		2,360	2,508,106
Government National Mortgage Association,
5.50%	08/15/33-03/15/34		3,120	3,189,671
6.00%	04/15/33-06/20/34		5,132	5,291,636
6.50%	10/15/23-08/15/32		9,460	9,906,805
6.501%	TBA		3,000	3,133,125
7.00%	09/15/31		408	431,941
8.00%	01/15/24-04/15/25		368	397,746

				382,853,002

U.S. Government Securities — 4.3%
United States Treasury Bonds,
2.375%	01/15/25		650	711,800
5.375%	02/15/31(b)		10,341	12,202,380
6.00%	02/15/26		7,805	9,616,610
8.75%	05/15/20		790	1,184,691
9.00%	11/15/18		7,072	10,565,455
9.125%	05/15/18		4,202	6,286,095
9.25%	02/15/16		170	246,301

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
U.S. Government Securities (cont’d.)
United States Treasury Notes,
1.625%	09/30/05		$ 500	$498,106
1.875%	12/31/05		1,000	992,461
3.125%	01/31/07		9,910	9,831,800
3.375%	02/28/07		7,135	7,103,784
3.625%	04/30/07(b)		14,935	14,926,831
3.625%	01/15/08		17,582	18,605,156
4.125%	05/15/15(b)		12,370	12,550,713
United States Treasury Strips, I/O
Zero	05/15/18		2,635	1,527,702
Zero	05/15/19(b)		23,515	12,997,258

				119,847,143

U.S. Government & Agency Obligations — 3.0%
Federal Farm Credit Bank
3.00%	12/17/07(b)		16,450	16,162,898
Federal Home Loan Bank
3.75%	08/18/09(b)		3,935	3,910,068
Federal Home Loan Mortgage Corp.,
5.00%	07/15/14		3,155	3,327,992
Federal National Mortgage Association,
3.875%	07/15/08-02/15/10		16,535	16,521,007
4.125%	05/15/10(b)		19,565	19,680,649
4.25%	05/15/09		7,560	7,641,769
5.25%	08/01/12		8,475	8,933,048
5.50%	07/18/12		8,200	8,208,085

				84,385,516

Structured Notes — 0.1%
Dow Jones CDX HY(b)(k) (cost $2,498,884)			2,555	2,556,597

TOTAL LONG-TERM BONDS (cost $1,044,635,256)				1,062,778,960

TOTAL LONG-TERM INVESTMENTS (cost $2,616,494,032)				2,670,985,570

SHORT-TERM INVESTMENTS — 24.7%
U.S. Government & Agency Obligations — 0.1%
United States Treasury Bills(c)(g)
2.96%	09/15/05		4,300	4,273,357

			Shares
Mutual Fund — 24.6%
Dryden Core Investment Fund — Taxable Money Market Series(i)(j)			685,791,762	685,791,762

TOTAL SHORT-TERM INVESTMENTS (cost $690,065,119)				690,065,119

TOTAL INVESTMENTS — 120.4% (cost $3,306,559,151; Note 6)				3,361,050,689
LIABILITIES IN EXCESS OF OTHER ASSETS(m) — (20.4)%				(569,102,589)

TOTAL NET ASSETS — 100.0%				$2,791,948,100

SEE NOTES TO FINANCIAL STATEMENTS.

B13

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

The following abbreviations are used in portfolio descriptions:

G.O.	General Obligation
I/O	Interest Only
LP	Limited Partnership
TBA	Securities purchased on a forward commitment basis

(a)	Non-Income producing security.

(b)	All or portion of security is on loan. The aggregate market value of such securities is $397,073,484; cash collateral of $414,484,601 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(c)	Security segregated as collateral for futures contracts.

(d)	Standard & Poor’s rating.

(e)	Indicates a fair valued security.

(f)	Increase/decrease in rate variable upon increase/decrease in Moody’s or Standard & Poor’s rating.

(g)	Rate quoted represents yield-to-maturity as of purchase date.

(h)	Indicates variable rate security.

(i)	Represents security, or a portion thereof, purchased with cash collateral for securities on loan.

(j)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series.

(k)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers, unless otherwise noted 144A securities are deemed to be liquid.

(l)	Indicates a security that has been deemed illiquid. The aggregate cost of illiquid security of $4,757,434. The aggregate value, $4,717,904 represents 0.002% of the net assets.

(m)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) of financial futures as follows:

Open futures contracts outstanding at June 30, 2005:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2005	Unrealized Appreciation/ (Depreciation)
Long Positions:
11	Eurodollar Futures	Sep. 07	$2,618,719	$2,637,250	$18,531
22	Eurodollar Futures	Sep. 06	5,247,889	5,278,900	31,011
11	Eurodollar Futures	Jun. 07	2,619,796	2,637,800	18,004
90	S&P 500 Index	Sep. 05	27,284,537	26,898,750	(385,787)
49	S&P 500 Index	Sep. 05	14,775,338	14,644,875	(130,463)
309	U.S. Treasury 5 Yr Notes	Sep. 05	33,711,875	33,647,203	(64,672)
31	U.S. Treasury Bonds	Sep. 05	3,610,204	3,681,250	71,046

					(442,330)

Short Positions:
103	U.S. Treasury 10 Yr Notes	Sep. 05	11,618,471	11,687,281	(68,810)
209	U.S. Treasury 2 Yr Notes	Sep. 05	43,391,286	43,406,688	(15,402)

					(84,212)

					$(526,542)

SEE NOTES TO FINANCIAL STATEMENTS.

B14

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

The industry classification of long-term portfolio holdings, short-term investments and other liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2005 was as follows:

Money Market Mutual Fund (including 14.8% of collateral received for securities on loan)	24.6%
Mortgage Backed Securities	16.0%
Drugs & Medical Supplies	6.5%
Financial Services	4.8%
U.S. Government Securities	4.3%
Banks & Savings & Loans	4.2%
Telecommunications	4.2%
Computer Services	3.9%
Oil & Gas	3.7%
Commercial Mortgage Backed Securities	3.6%
Retail	3.4%
Insurance	2.9%
Electronics	2.2%
Diversified Operations	2.1%
Food & Beverage	2.1%
Media	1.8%
Utilities – Electric & Gas	1.8%
Technology	1.4%
Aerospace	1.2%
Asset Backed Securities	1.2%
Cosmetics & Soaps	1.2%
Chemicals	1.1%
Electric	1.1%
Banking	0.9%
Hospitals/Hospital Management	0.9%
Computers	0.8%
Diversified Consumer Products	0.8%
Non Captive Finance	0.8%
U.S. Government & Agency Obligations	0.8%
Foods	0.7%
Foreign Government Bonds	0.7%
Leisure	0.7%
Oil & Gas Exploration & Production	0.7%
Oil & Gas Services	0.7%
Automobiles	0.6%
Trucking/Shipping	0.6%
Collateralized Mortgage Obligations	0.5%
Energy – Other	0.5%
Machinery	0.5%
Manufacturing	0.5%
Media & Entertainment	0.5%
Miscellaneous Basic Industry	0.5%
Autos – Cars & Trucks	0.4%
Brokerage	0.4%

Capital Goods	0.4%
Healthcare & Pharmaceutical	0.4%
Housing Related	0.4%
Railroads	0.4%
Restaurants	0.4%
Aerospace/Defense	0.3%
Lodging	0.3%
Miscellaneous – Consumer Growth/Staple	0.3%
Pipelines & Others	0.3%
Real Estate Investment Trust	0.3%
Airlines	0.2%
Apparel	0.2%
Building Materials	0.2%
Construction	0.2%
Diversified Office Equipment	0.2%
Energy – Integrated	0.2%
Forest Products	0.2%
Gas Pipelines	0.2%
Household Products & Personal Care	0.2%
Instrument – Controls	0.2%
Internet Services	0.2%
Municipals	0.2%
Paper	0.2%
Business Services	0.1%
Cable	0.1%
Consumer	0.1%
Containers	0.1%
Education	0.1%
Gaming	0.1%
Metals – Ferrous	0.1%
Metals – Non Ferrous	0.1%
Motorcycles	0.1%
Precious Metals	0.1%
Retailers	0.1%
Supermarkets	0.1%
Tobacco	0.1%
Toys	0.1%
Waste Management	0.1%
Commercial Services	0.0%
Metals	0.0%
Mineral Resources	0.0%
Rubber	0.0%
Textiles	0.0%
Travel Services	0.0%

120.4%
Liabilities in excess of other assets	(20.4)%

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

B15

DIVERSIFIED BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

LONG-TERM INVESTMENTS — 98.8% LONG-TERM BONDS	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Aerospace/Defense — 0.1%
Raytheon Co.	Baa3	4.50%	11/15/07	$335	$335,931
Raytheon Co.	Baa3	8.30%	03/01/10	725	840,197

					1,176,128

Airlines — 0.2%
Continental Airlines, Inc., Series 2000-1, Class A-1	Baa3	8.048%	11/01/20	4	4,162
Continental Airlines, Inc., Series RJ04, Class B(a)	Ba2	9.558%	09/01/19	442	440,927
Southwest Airlines Co.	Baa1	5.25%	10/01/14	2,550	2,564,619

					3,009,708

Asset Backed Securities — 3.7%
American Express Credit Account Master Trust, Series 2004-C, Class C, 144A(g)(h)	Baa2	3.72%	02/15/12	2,204	2,211,011
Bank One Issuance Trust, Series 2003-C1, Class C1	Baa2	4.54%	09/15/10	2,980	2,999,573
Centex Home Equity, Series 2005-A, Class M4(g)	A1	4.114%	01/25/35	2,400	2,405,272
Citibank Credit Card Master Trust, 1999-5, Class A	Aaa	6.10%	05/15/08	8,400	8,555,004
Countrywide Asset-Backed Certificates, Series 2004-12, Class MV3(g)	Aa3	3.974%	03/25/35	2,670	2,680,040
Equity One ABS, Inc., Series 2004-3, Class M1	Aa2	5.70%	07/25/34	2,100	2,149,232
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2005-FF6, Class M2(g)	Aa2	3.754%	05/25/36	2,575	2,571,699
MBNA Master Credit Card Trust, Series 1999-J, Class A	Aaa	7.00%	02/15/12	14,300	15,876,911
Morgan Stanley ABS Capital I, Series 2003-HE1, Class M1(g)	Aa2	4.114%	05/25/33	2,580	2,597,509
Residential Asset Mortgage Products, Inc., Series 2004-RS12, Class MII2(g)	Aa3	4.114%	12/25/34	2,100	2,115,729

					44,161,980

Automotive — 3.1%
Auburn Hills Trust, Inc.	A3	12.375%	05/01/20	1,900	2,876,648
Equus Cayman Finance, Ltd., (Cayman Islands), 144A(h)	Baa3	5.50%	09/12/08	830	844,084
Ford Motor Credit Co.(a)	Baa2	6.625%	06/16/08	3,500	3,456,768
Ford Motor Credit Co.	Baa2	6.875%	02/01/06	555	560,547
Ford Motor Credit Co.(a)	Baa2	7.00%	10/01/13	8,205	7,872,525
General Motors Acceptance Corp.	Baa2	6.125%	09/15/06	4,090	4,092,928
General Motors Acceptance Corp.(a)	Baa2	6.125%	02/01/07	4,105	4,076,856
General Motors Acceptance Corp.(a)	Baa2	6.15%	04/05/07	3,710	3,690,701
General Motors Acceptance Corp.(a)	Baa2	6.75%	12/01/14	850	760,473
General Motors Acceptance Corp.	Baa2	8.00%	11/01/31	5,200	4,640,184
Hyundai Motor Manufacturing LLC, 144A(h)	Baa3	5.30%	12/19/08	1,820	1,840,804
Nissan Motor Acceptance Corp., 144A(h)	Baa1	4.625%	03/08/10	2,040	2,042,001

					36,754,519

Banking — 2.1%
Chuo Mitsui Trust & Banking Co., LTD, (Japan) 144A(a)(g)(h)	Baa2	5.506%	12/31/49	3,050	2,996,400
Citigroup, Inc.	Aa2	6.625%	06/15/32	980	1,169,884
Kasikornbank Public Co., Ltd., (Thailand), 144A(h)	Baa2	8.25%	08/21/16	1,710	2,090,220
Kazkommerts International BV, (Netherlands), 144A(a)(h)	Baa2	7.875%	04/07/14	4,150	4,253,750
KBC Bank Funding Trust III, 144A(g)(h)	A2	9.86%	12/31/49	5,000	6,026,235
Mizuho Financial Group, (Cayman Islands), 144A(a)(h)	A2	5.79%	04/15/14	1,880	1,977,474
Washington Mutual, Inc.	A3	7.50%	08/15/06	6,500	6,728,085

					25,242,048

Brokerage — 0.3%
Lehman Brothers Holdings, Inc.	A1	6.625%	02/05/06	3,685	3,741,148

Building Materials & Construction — 1.6%
American Standard, Inc.	Baa3	7.625%	02/15/10	3,800	4,245,478
D.R. Horton, Inc.(a)	Ba1	5.625%	09/15/14	5,335	5,327,312
RPM International, Inc.	Baa3	4.45%	10/15/09	5,150	5,072,930
Ryland Group, Inc.	Baa3	5.375%	06/01/08	1,900	1,942,192
Schuler Homes, Inc., Class A	Ba1	9.375%	07/15/09	2,250	2,357,910

					18,945,822

SEE NOTES TO FINANCIAL STATEMENTS.

B16

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

LONG-TERM BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Cable — 0.6%
Charter Communciations Operating LLC, 144A(h)	B2	8.375%	04/30/14	$1,800	$1,791,000
Comcast Cable Communications, Inc.	Baa2	6.375%	01/30/06	650	659,142
CSC Holdings, Inc.	B1	7.875%	12/15/07	3,800	3,923,500
TCI Communications, Inc.	Baa2	7.875%	02/15/26	750	936,707

					7,310,349

Capital Goods — 2.6%
Briggs & Stratton Corp.	Ba1	8.875%	03/15/11	3,905	4,461,462
FedEx Corp.	Baa2	2.65%	04/01/07	7,550	7,353,277
Hutchison Whamp International LTD, 144A(h)	A3	7.45%	11/24/33	2,655	3,123,836
Rockwell Automation, Inc.	A3	5.20%	01/15/98	6,500	6,249,386
Tyco International Group SA, (Luxembourg)	Baa3	6.00%	11/15/13	200	217,499
Tyco International Group SA, (Luxembourg)	Baa3	6.75%	02/15/11	805	893,632
United Technologies Corp.	A2	4.875%	05/01/15	5,000	5,114,605
Waste Management, Inc.	Baa3	7.125%	10/01/07	1,550	1,639,722
Waste Management, Inc.	Baa3	7.65%	03/15/11	2,100	2,400,598

					31,454,017

Chemicals — 1.8%
Dow Chemical Co.	A3	5.97%	01/15/09	1,490	1,573,468
Dow Chemical Co.	A3	9.00%	04/01/21	1,000	1,412,459
Hercules, Inc.	Ba3	6.75%	10/15/29	620	601,400
Hercules, Inc., (cost $1,302,293; purchased 4/05/05)(i)	Ba1	6.60%	08/01/27	1,280	1,292,800
Huntsman International LLC	B2	9.875%	03/01/09	2,400	2,568,000
ICI Wilmington, Inc.	Baa3	4.375%	12/01/08	2,040	2,024,502
IMC Global, Inc.(a)	B1	6.875%	07/15/07	2,000	2,025,000
IMC Global, Inc.	Ba3	10.875%	08/01/13	610	715,225
Lubrizol Corp.	Baa3	4.625%	10/01/09	5,600	5,600,700
Lubrizol Corp.	Baa3	5.875%	12/01/08	550	572,926
Lyondell Chemical Co.	B1	9.50%	12/15/08	3,000	3,191,250

					21,577,730

Collateralized Mortgage Obligations — 1.4%
Countrywide Alternative Loan Trust, Series 2004-18CB, Class 3A1	Aaa	5.25%	09/25/19	4,058	4,037,815
Master Alternative Loans Trust, Series 2004-4, Class 4A1	Aaa	5.00%	04/25/19	813	819,489
Structured Adjustable Rate Mortgage Loan, Series 2004-1, Class 4A3	Aaa	4.17%	02/25/34	7,222	7,192,072
Washington Mutual, Series 2002-AR15, Class A5	Aaa	4.38%	12/25/32	2,452	2,445,122
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1, Class 3A	Aaa	5.00%	03/25/20	2,535	2,550,653

					17,045,151

Commercial Mortgage Backed Securities — 8.1%
Banc America Commercial Mortgage, Inc., Series 2005-1, Class ASB(g)	AAA(f)	4.856%	11/10/42	5,950	6,134,924
Banc America Commercial Mortgage, Inc., Series 2005-3, Class A4	Aaa	4.668%	07/10/43	6,400	6,401,000
Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-T18, Class AAB	Aaa	4.823%	02/13/42	2,475	2,530,746
Chase Commercial Mortgage Securities Corp., Series 1997-1, Class A2	AAA(f)	7.37%	06/19/29	2,925	3,026,960
GMAC Commercial Mortgage Securities, Inc., Series 2002-C3, Class A2	Aaa	4.93%	07/10/39	8,500	8,756,826
Greenwich Capital Commercial Funding Corp., Series 2003-C1, Class A4	Aaa	4.111%	07/05/35	12,700	12,412,383
Greenwich Capital Commercial Funding Corp., Series 2003-C2, Class A3	Aaa	4.533%	01/05/36	4,750	4,785,081
JP Morgan Chase Commercial Mortgage Securities, Series 2003-ML 1A, Class A2	Aaa	4.767%	03/12/39	4,969	5,050,585
JP Morgan Chase Commercial Mortgage Securities, Series 2005-LDP2 Class ASB(g)	Aaa	4.659%	07/15/42	7,300	7,366,431
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A3	Aaa	4.83%	11/15/27	3,375	3,453,145
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class A6	Aaa	4.799%	12/15/29	4,200	4,278,294
Merrill Lynch Mortgage Trust, Series 2004-MKB1, Class A3	Aaa	4.892%	02/12/42	4,600	4,703,093
Morgan Stanley Dean Witter Capital I, Series 2000-PRIN, Class A3	Aaa	7.36%	02/23/34	1,947	2,061,986
PNC Mortgage Acceptance Corp., Series 1999-CM1, Class A1B	AAA(f)	7.33%	12/10/32	4,800	5,333,425

SEE NOTES TO FINANCIAL STATEMENTS.

B17

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

LONG-TERM BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Commercial Mortgage Backed Securities (cont’d.)
PNC Mortgage Acceptance Corp., Series 2001-C1, Class A1	Aaa	5.91%	03/12/34	$5,503	$5,709,286
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A4	Aaa	4.98%	11/15/34	2,500	2,578,418
Wachovia Bank Commercial Mortgage Trust, Series 2003-C3, Class A2	AAA(f)	4.867%	02/15/35	7,330	7,514,670
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A3	AAA(f)	4.608%	12/15/35	4,750	4,791,583

					96,888,836

Consumer Services — 0.2%
Propex Fabrics Inc.	Caa1	10.00%	12/01/12	2,000	1,900,000

Electric — 5.1%
CenterPoint Energy Houston Electric LLC	Baa2	5.70%	03/15/13	2,950	3,149,337
CMS Energy Corp.	B1	8.90%	07/15/08	2,570	2,794,875
Consumers Energy Co.	Baa3	5.00%	02/15/12	1,000	1,016,483
Consumers Energy Co.	Baa3	5.375%	04/15/13	1,000	1,037,263
Duke Capital LLC	Baa3	4.331%	11/16/06	650	650,868
Edison Mission Energy	B1	7.73%	06/15/09	1,480	1,559,550
Edison Mission Energy	B1	10.00%	08/15/08	1,085	1,217,913
El Paso Electric Co.	Baa3	6.00%	05/15/35	3,100	3,246,636
Empresa Nacional de Electricidad SA, (Chile)	Ba1	8.35%	08/01/13	625	725,898
Energy East Corp.	Baa2	6.75%	06/15/12	750	838,073
Energy East Corp.	Baa2	6.75%	09/15/33	1,150	1,341,912
Enersis SA, (Chile)	Ba1	7.375%	01/15/14	3,700	3,993,588
FirstEnergy Corp.	Baa3	5.50%	11/15/06	1,700	1,729,124
FirstEnergy Corp.(a)	Baa3	6.45%	11/15/11	3,030	3,310,657
FirstEnergy Corp.	Baa3	7.375%	11/15/31	1,125	1,375,175
Korea East-West Power Co., Ltd., (South Korea), 144A(h)	A2	4.875%	04/21/11	1,700	1,716,876
MidAmerican Energy Holdings Co.	Baa3	7.23%	09/15/05	5,000	5,030,975
Midland Funding II, Series B	Ba3	13.25%	07/23/06	4,000	4,234,704
Northern States Power Co.	A2	8.00%	08/28/12	2,800	3,403,952
Oncor Electric Delivery Co.	Baa2	7.00%	09/01/22	300	350,667
Pacific Gas & Electric Co.	Baa1	6.05%	03/01/34	4,695	5,174,308
Southern California Edison Co.	Baa1	6.375%	01/15/06	1,250	1,265,482
Southern California Edison Co.	Baa1	7.625%	01/15/10	1,100	1,239,830
Teco Energy, Inc.(a)	Ba2	7.50%	06/15/10	955	1,040,950
Teco Energy, Inc., 144A(h)	Ba2	6.75%	05/01/15	1,965	2,082,900
TXU Corp.	Ba1	4.446%	11/16/06	100	99,908
TXU Corp., 144A(h)	Ba1	6.50%	11/15/24	3,400	3,330,443
Xcel Energy, Inc.	Baa1	3.40%	07/01/08	1,330	1,296,129
Xcel Energy, Inc.	Baa1	7.00%	12/01/10	1,850	2,058,105

					60,312,581

Energy – Integrated — 0.4%
Conoco Funding Co., (Canada)	A3	6.35%	10/15/11	2,480	2,746,097
Tosco Corp.	A3	7.25%	01/01/07	1,500	1,561,705

					4,307,802

Energy – Other — 0.9%
B.J. Services Co.	Baa2	7.00%	02/01/06	5,000	5,069,475
Halliburton Co.	Baa2	5.50%	10/15/10	625	655,456
Occidental Petroleum	A3	4.25%	03/15/10	3,250	3,238,654
Talisman Energy, Inc., (Canada)	Baa1	5.125%	05/15/15	2,300	2,348,236

					11,311,821

Foods — 0.9%
Cadbury Schweppes US Finance, 144A(h)	Baa2	3.875%	10/01/08	2,600	2,563,663
Dole Food, Inc.	B2	8.875%	03/15/11	2	2,135
Kraft Foods, Inc.	A3	5.625%	11/01/11	860	912,308
Kraft Foods, Inc.	A3	6.25%	06/01/12	1,425	1,566,519
The Kroger Co.	Baa2	6.75%	04/15/12	1,375	1,522,555
Tricon Global Restaurants, Inc.	Baa3	8.875%	04/15/11	1,705	2,065,816

SEE NOTES TO FINANCIAL STATEMENTS.

B18

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

LONG-TERM BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Foods (cont’d.)
Tyson Foods, Inc.	Baa3	6.625%	10/17/05	$1,025	$1,031,489
Tyson Foods, Inc.	Baa3	7.25%	10/01/06	1,250	1,295,675

					10,960,160

Gaming — 0.9%
Harrah’s Operating Co., Inc.	Ba1	7.875%	12/15/05	5,375	5,455,625
Harrah’s Operating Co., Inc., 144A(h)	Baa3	5.625%	06/01/15	2,350	2,393,588
Mandalay Resort Group	Ba3	9.375%	02/15/10	33	37,293
Park Place Entertainment Corp.	Ba1	7.875%	12/15/05	2,450	2,486,750

					10,373,256

Health Care & Pharmaceutical — 1.6%
HCA, Inc	Ba2	8.36%	04/15/24	2,900	3,243,201
HCA, Inc.	Ba2	7.125%	06/01/06	7,000	7,150,066
Magellan Health Services, Inc.	B3	9.375%	11/15/08	2,670	2,843,550
Merck & Co., Inc.	Aa3	5.95%	12/01/28	255	283,660
Pharmacia Corp.	Aaa	6.50%	12/01/18	1,015	1,191,776
Res-Care, Inc.	B2	10.625%	11/15/08	1,456	1,554,280
Wellpoint Inc.	Baa1	5.00%	12/15/14	1,310	1,337,646
Wyeth(b)	Baa1	5.50%	03/15/13	1,250	1,315,564

					18,919,743

Insurance — 0.9%
Allstate Corp.	A1	5.55%	05/09/35	4,865	5,034,253
American International Group, Inc.	Aa2	4.25%	05/15/13	2,210	2,143,426
Everest Reinsurance Holdings	A3	5.40%	10/15/14	1,900	1,951,376
Hartford Financial Services Group, Inc.	A3	2.375%	06/01/06	1,400	1,374,992
XL Capital Ltd., Class A (Cayman Islands)	A2	5.25%	09/15/14	140	142,006

					10,646,053

Lodging — 1.1%
Carnival Corp., (Panama)	A3	3.75%	11/15/07	3,600	3,564,443
Carnival PLC, (United Kingdom)	A3	7.30%	06/01/07	825	868,705
Host Marriott L.P.	Ba3	7.00%	08/15/12	1,900	1,971,250
Royal Caribbean Cruises. LTD., (Liberia)	Ba1	6.875%	12/01/13	2,210	2,353,650
Starwood Hotels & Resorts Worldwide, Inc.	Ba1	7.375%	05/01/07	3,000	3,135,000
Starwood Hotels & Resorts Worldwide, Inc.	Ba1	7.375%	11/15/15	770	856,625

					12,749,673

Media & Entertainment — 1.1%
Chancellor Media Corp.	Baa3	8.00%	11/01/08	4,720	5,074,793
News America, Inc.	Baa3	5.30%	12/15/14	3,230	3,314,016
R. R. Donnelley & Sons Co., 144A(h)	Baa2	5.50%	05/15/15	2,300	2,334,854
Thomson Corp., (Canada)	A3	5.75%	02/01/08	2,750	2,839,303

					13,562,966

Metals — 0.7%
Alcan, Inc.	Baa1	5.75%	06/01/35	2,050	2,085,260
Asia Aluminum Holdings, LTD, (Bermuda) 144A(h)	Ba3	8.00%	12/23/11	1,500	1,473,750
Noranda, Inc.	Baa3	6.20%	06/15/35	2,150	2,132,830
Oregon Steel Mills, Inc.(a)	B1	10.00%	07/15/09	3,065	3,302,538

					8,994,378

Non Captive Finance — 1.9%
Berkshire Hathaway, Inc., 144A(h)	Aaa	4.75%	05/15/12	3,400	3,431,039
Capital One Bank	Baa2	6.875%	02/01/06	4,250	4,317,180
Capital One Financial Corp.	Baa3	5.50%	06/01/15	2,450	2,506,448
CIT Group, Inc.	A2	5.50%	11/30/07	235	241,589
HSBC Finance Corp.	A1	4.125%	03/11/08	710	708,371
HSBC Finance Corp.	A1	5.00%	06/30/15	5,600	5,643,719
HSBC Finance Corp.	A1	6.75%	05/15/11	550	610,472

SEE NOTES TO FINANCIAL STATEMENTS.

B19

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

LONG-TERM BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Non Captive Finance (cont’d.)
International Lease Finance Corp.	A1	2.95%	05/23/06	$ 1,940	$1,923,118
Residential Capital Corp., 144A(h)	Baa2	6.375%	06/30/10	90	90,433
Residential Capital Corp., 144A(a)(h)	Baa2	6.875%	06/30/15	3,100	3,168,268

					22,640,637

Non-Corporate Foreign Agency — 1.3%
Gazprom OAO, (Russia)	BB-(f)	10.50%	10/21/09	1,685	2,013,070
Pemex Project Funding Master Trust, (Mexico), 144A(h)	Baa1	8.85%	09/15/07	4,450	4,857,175
Petronas Capital, Ltd., (Malaysia), 144A(h)	A2	7.00%	05/22/12	7,300	8,343,739

					15,213,984

Non-Corporate Sovereign — 3.2%
Federal Republic of Brazil, (Brazil)(a)	B1	9.25%	10/22/10	5,325	5,924,062
Federal Republic of Brazil, (Brazil)	B1	11.25%	07/26/07	565	629,975
Government of Japan, (Japan)	A2	2.10%	09/20/24	JPY310,800	2,931,073
Government of New Zealand, (New Zealand)	Aaa	7.00%	07/15/09	NZD 6,860	4,966,679
Government of Poland, (Poland)	A2	6.00%	05/24/09	PLN 11,090	3,474,639
Republic of Peru, (Peru)	Ba3	5.00%	03/07/17	$ 743	701,662
Republic of Peru, (Peru)	Ba3	5.00%	03/07/17	1,730	1,634,614
Republic of Peru, (Peru)	Ba3	9.875%	02/06/15	1,635	2,023,313
Republic of Philippines, (Philippines)	B1	9.875%	01/15/19	1,920	2,076,000
Republic of Uruguay, (Uruguay)	B3	7.25%	02/15/11	1,310	1,310,000
United Mexican States, (Mexico)(a)	Baa1	8.375%	01/14/11	8,000	9,312,000
United Mexican States, (Mexico)	Baa1	10.00%	12/05/24	MXP 31,100	2,944,390

					37,928,407

Packaging — 0.5%
Crown Cork & Seal Finance PLC, (United Kingdom)	B3	7.00%	12/15/06	$ 3,500	3,587,500
Pactiv Corp.	Baa2	7.20%	12/15/05	2,450	2,482,695

					6,070,195

Paper — 0.2%
International Paper Co.	Baa2	5.25%	04/01/16	585	580,689
Weyerhaeuser Co.	Baa2	7.375%	03/15/32	1,450	1,709,804

					2,290,493

Pipelines & Other — 2.4%
Atmos Energy Corp.(e)	Baa3	4.00%	10/15/09	5,300	5,185,197
Duke Energy Field Services	Baa2	7.50%	08/16/05	12,000	12,051,980
Enterprise Products Operating L.P.(a)	Baa3	4.00%	10/15/07	4,000	3,960,036
Enterprise Products Operating L.P.	Baa3	5.60%	10/15/14	2,100	2,161,007
Enterprise Products Operating L.P., 144A(g)(h)	Baa3	5.00%	03/01/15	3,000	2,945,793
Magellan Midstream Partners LP	Ba1	5.65%	10/15/16	1,870	1,932,877

					28,236,890

Real Estate Investment Trusts — 0.3%
Equity One, Inc.	Baa3	3.875%	04/15/09	1,450	1,404,066
Post Apartment Homes L.P.	Baa3	5.45%	06/01/12	2,300	2,314,692

					3,718,758

Retailers — 1.0%
May Department Stores Co.	Baa2	6.70%	07/15/34	1,955	2,185,733
The Gap, Inc.	Baa3	6.90%	09/15/07	8,875	9,309,165

					11,494,898

Structured Notes — 2.1%
Dow Jones CDX HY(a)	B3	8.25%	06/29/10	5,940	5,962,275
Dow Jones CDX HY, 144A(h)	Ba3	6.75%	06/29/10	4,000	4,002,500
Dow Jones CDX HY, 144A(a)(h)	B3	8.00%	06/29/10	8,500	8,622,187

SEE NOTES TO FINANCIAL STATEMENTS.

B20

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

LONG-TERM BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Structure Notes (cont’d.)
Preferred Term Securities X, Class A-1 (cost $3,900,000; purchased 6/16/03), 144A(g)(h)(i)	Aaa	3.81%	07/03/33	$3,900	$3,904,875
Targeted Return Index Securities Trust, (cost $2,776,142; purchased 2/01/05 — 4/12/05), 144A(a)(g)(h)(i)	B1	7.95%	08/01/15	2,632	2,780,462

					25,272,299

Technology — 2.2%
Certegy, Inc.	Baa2	4.75%	09/15/08	1,900	1,931,302
Equifax, Inc.	Baa1	4.95%	11/01/07	1,340	1,364,951
Freescale Semiconductor Inc.	Ba2	6.875%	07/15/11	2,610	2,766,600
International Business Machines Corp.	A1	8.375%	11/01/19	575	776,683
Jabil Circuit, Inc.	Baa3	5.875%	07/15/10	2,000	2,071,352
Motorola, Inc.	Baa2	4.608%	11/16/07	2,870	2,891,955
Motorola, Inc.	Baa2	7.625%	11/15/10	915	1,046,966
Sanmina-SCI Corp.	Ba2	10.375%	01/15/10	1,210	1,343,100
Seagate Technology International(a)	Ba2	8.00%	05/15/09	1,030	1,095,662
Sun Microsystems, Inc.	Baa3	7.50%	08/15/06	5,835	6,023,080
SunGard Data Systems, Inc.	Baa3	3.75%	01/15/09	1,100	1,002,096
SunGard Data Systems, Inc.	Baa3	4.875%	01/15/14	2,350	1,880,000
Unisys Corp.	Ba1	8.125%	06/01/06	1,650	1,687,125

					25,880,872

Telecommunications — 6.8%
America Movil S.A. De C.V., (Mexico)	A3	5.75%	01/15/15	1,000	1,015,363
AT&T Corp.(a)	Ba1	9.75%	11/15/31	2,475	3,220,594
AT&T Wireless Services, Inc.	Baa2	8.125%	05/01/12	1,815	2,174,637
AT&T Wireless Services, Inc.	Baa2	8.75%	03/01/31	2,375	3,328,890
BellSouth Corp.	A2	4.20%	09/15/09	2,750	2,740,243
CenturyTel, Inc.	Baa2	6.55%	12/01/05	4,000	4,038,660
Citizens Communications Co.	Ba3	7.60%	06/01/06	1,510	1,536,425
Citizens Communications Co.	Ba3	7.625%	08/15/08	2,168	2,292,660
Deutsche Telekom International Finance BV, (Netherlands)(b)	A3	8.25%	06/15/30	865	1,171,192
LCI International, Inc., (cost $6,711,867; purchased 7/21/98-1/24/00)(i)	NR	7.25%	06/15/07	6,675	6,474,750
SBC Communications, Inc.	A2	4.125%	09/15/09	4,150	4,115,609
Sprint Capital Corp.	Baa3	4.78%	08/17/06	6,665	6,713,641
Sprint Capital Corp.	Baa3	6.90%	05/01/19	2,800	3,206,809
Sprint Capital Corp.(a)	Baa3	8.75%	03/15/32	2,215	3,081,311
Telecom de Puerto Rico, (Puerto Rico)(a)	Baa1	6.65%	05/15/06	6,800	6,937,856
Telecom de Puerto Rico, (Puerto Rico)	Baa1	6.80%	05/15/09	4,365	4,673,256
Telecom Italia Capital, (Luxembourg), 144A(h)	Baa2	4.95%	09/30/14	2,200	2,178,319
Telecom Italia Capital, (Luxembourg), 144A(h)	Baa2	6.00%	09/30/34	3,380	3,450,720
TeleCorp PCS, Inc., Class A	Baa2	10.625%	07/15/10	5,940	6,284,152
TELUS Corp., (Canada)	Baa2	7.50%	06/01/07	6,250	6,611,881
TELUS Corp., (Canada)	Baa2	8.00%	06/01/11	150	175,425
Verizon Wireless Capital, Inc.	A3	5.375%	12/15/06	5,900	6,012,808

					81,435,201

Tobacco — 0.7%
Altria Group, Inc.	Baa2	7.00%	07/15/05	1,750	1,752,000
Altria Group, Inc.	Baa2	7.65%	07/01/08	1,100	1,197,646
RJ Reynolds Tobacco Holdings, Inc., 144A(a)(h)	Ba2	6.50%	07/15/10	5,600	5,586,000

					8,535,646

U.S. Government & Agency Obligations — 0.7%
Federal Farm Credit Bank	Aaa	4.15%	05/15/13	1,600	1,596,349
Federal Home Loan Mortgage Corp.	Aaa	4.50%	01/15/15	495	504,122
Federal Home Loan Mortgage Corp.	Aaa	4.875%	11/15/13	5,785	6,052,695
Federal National Mortgage Association	Aaa	6.625%	11/15/30	170	220,610

					8,373,776

SEE NOTES TO FINANCIAL STATEMENTS.

B21

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

LONG-TERM BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
U.S. Government Mortgage Backed Securities — 32.7%
Federal Home Loan Mortgage Corp.	Aaa	4.50%	11/01/18-06/01/19	$21,537	$21,461,088
Federal Home Loan Mortgage Corp.	Aaa	5.00%	01/01/19-10/01/33	5,636	5,698,366
Federal Home Loan Mortgage Corp.		5.00%	TBA	6,000	6,039,376
Federal Home Loan Mortgage Corp.	Aaa	5.50%	10/01/33-06/01/34	7,885	8,025,955
Federal Home Loan Mortgage Corp.	Aaa	6.00%	11/01/33-06/01/34	9,177	9,415,958
Federal Home Loan Mortgage Corp.		6.00%	TBA	2,500	2,560,938
Federal Home Loan Mortgage Corp.	Aaa	6.50%	07/01/32-09/01/32	4,897	5,076,828
Federal Home Loan Mortgage Corp.	Aaa	7.00%	10/01/32-11/01/33	11,076	11,662,489
Federal National Mortgage Association	Aaa	4.00%	05/01/19-06/01/19	9,965	9,762,673
Federal National Mortgage Association	Aaa	4.50%	06/01/18-02/01/35	39,011	38,711,706
Federal National Mortgage Association	Aaa	5.00%	01/01/19-03/01/34	10,069	10,180,503
Federal National Mortgage Association		5.00%	TBA	73,500	73,468,269
Federal National Mortgage Association	Aaa	5.50%	12/01/16-02/01/34	94,818	96,385,137
Federal National Mortgage Association	Aaa	6.00%	09/01/17-02/01/35	31,390	32,232,782
Federal National Mortgage Association		6.00%	TBA	3,000	3,072,186
Federal National Mortgage Association	Aaa	6.50%	11/01/09-11/01/33	11,515	11,962,734
Federal National Mortgage Association		6.50%	TBA	2,500	2,586,720
Federal National Mortgage Association	Aaa	7.00%	05/01/32-06/01/32	1,147	1,210,287
Federal National Mortgage Association	Aaa	9.00%	10/01/16-09/01/21	47	49,680
Government National Mortgage Association	Aaa	5.50%	05/15/33-06/20/35	12,917	13,185,400
Government National Mortgage Association	Aaa	6.00%	12/15/32-11/15/34	16,603	17,125,500
Government National Mortgage Association	Aaa	6.50%	09/15/32-11/15/33	9,569	10,004,392
Government National Mortgage Association	Aaa	7.50%	10/15/25-02/15/26	261	279,970

					390,158,937

U.S. Government Securities — 3.4%
United States Treasury Bonds	Aaa	2.375%	01/15/25	1,424	1,559,180
United States Treasury Bonds(a)	Aaa	5.375%	02/15/31	1,390	1,640,689
United States Treasury Notes	Aaa	3.625%	01/15/08	35,039	37,076,508

					40,276,377

Total Long Term Bonds (cost $1,160,608,421)					1,178,873,239

SHORT-TERM INVESTMENTS — 14.0%				Shares
Mutual Fund — 14.0%
Dryden Core Investment Fund – Taxable Money Market Fund Series, (Note 4)(c)(d)(cost $167,129,489)				167,129,489	167,129,489

TOTAL INVESTMENTS — 112.8% (cost $1,327,737,910; Note 6)					1,346,002,728
LIABILITIES IN EXCESS OF OTHER ASSETS(j) — (12.8)%					(153,251,694)

TOTAL NET ASSETS — 100.0%					$1,192,751,034

The following abbreviations are used in portfolio descriptions:

JPY	Japanese Yen
MXP	Mexican Peso
NZD	New Zealand Dollar
PLN	Polish Zloty
NR	Not Rated by Moody’s or Standard & Poor’s
TBA	Securities Purchased on a forward commitment basis.

(a)	All or portion of security is on loan. The aggregate market value of such securities is $72,423,624; cash collateral of $74,571,588 (included in liabilities) was received with the portfolio purchased highly liquid short-term investments.

(b)	Increase/decrease in rate variable upon increase/decrease in Moody’s or Standard & Poor’s rating.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

SEE NOTES TO FINANCIAL STATEMENTS.

B22

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

(e)	Security segregated as collateral for future contracts.

(f)	Standard & Poor’s rating.

(g)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2005.

(h)	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

(i)	Indicates a security that has been deemed illiquid. The aggregate cost of the illiquid securities is $14,690,302. The aggregate value $14,452,887 represents 1.2% of net assets.

(j)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures, interest rate swap, credit default swaps and foreign currency contracts as follows:

Open future contracts outstanding at June 30, 2005:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2005	Unrealized Appreciation/ (Depreciation)
Long Positions:
32	Eurodollar Futures	Sep 07	$7,618,093	$7,672,000	$53,907
64	Eurodollar Futures	Sep 06	15,266,585	15,356,800	90,215
32	Eurodollar Futures	Jun 07	7,621,226	7,673,600	52,374
63	U.S. Treasury 10 Yr Notes	Sep 05	7,174,812	7,148,531	(26,281)
37	U.S. Treasury 5 Yr Notes	Sep 05	4,027,841	4,028,953	1,112
638	U.S. Treasury Bonds	Sep 05	74,426,982	75,762,500	1,335,518

					1,506,845

Short Positions:
1079	U.S. Treasury 2Yr Notes	Sep 05	223,997,799	224,094,813	(97,014)

					$1,409,831

Forward Foreign currency exchange contracts outstanding at June 30, 2005:

Foreign Currency Contract	Value at Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
Purchased:
Polish Zloty expiring 7/1/05	$421,426	$424,415	$2,989

Sold:
Japanese Yen expiring 7/22/05	2,985,187	2,943,825	41,362
Mexican Peso expiring 7/25/05	115,502	116,337	(835)
New Zealand Dollar expiring 7/27/05	4,934,374	4,877,889	56,485
Polish Zloty expiring 7/1/05	216,937	218,475	(1,538)
Polish Zloty expiring 7/1/05	204,428	205,939	(1,511)

	$8,456,428	$8,362,466	93,963

			$96,952

Credit default swap agreement outstanding at June 30, 2005:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.(a)	6/20/09	$4,000	0.82%	Tyco International Group SA, 6.00%, due 11/15/13	65,791
Morgan Stanley Capital Services, Inc.(a)	12/20/14	5,500	1.17%	Nextel Communications, Inc., 7.375%, due 8/1/15	130,431
Morgan Stanley Capital Services, Inc.(b)	12/20/09	1,855	0.75%	RPM International, Inc., 6.25%, 12/15/13	(11,769)
Morgan Stanley Capital Services, Inc.(b)	12/20/09	3,295	0.60%	RPM International, Inc., 6.25%, 12/15/13	(629)

					183,824

(a)	The Portfolio receives the fixed rate and pays the counterparty par in the event that the underlying bond defaults.

(b)	The Portfolio pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.

SEE NOTES TO FINANCIAL STATEMENTS.

B23

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

Interest rate swap agreement outstanding at June 30, 2005:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation
Morgan Stanley Capital Services, Inc.	5/19/2010	$4,485	4.247%	3 month LIBOR	22,559

Portfolio receives the fixed rate and pays the floating rate.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2005 was as follows:

U.S. Government Mortgage Backed Securities	32.7%
Money Market Mutual Fund (including 6.3% of collateral received for securities on loan)	14.0%
Commercial Mortgage Backed Securities	8.1%
Telecommunications	6.8%
Electric	5.1%
Asset Backed Securities	3.7%
U.S. Government Securities	3.4%
Non-Corporate Sovereign	3.2%
Automotive	3.1%
Capital Goods	2.6%
Pipelines & Other	2.4%
Technology	2.2%
Banking	2.1%
Structured Notes	2.1%
Non Captive Finance	1.9%
Chemicals	1.8%
Building Materials & Construction	1.6%
Health Care & Pharmaceutical	1.6%
Collateralized Mortgage Obligations	1.4%
Non-Corporate Foreign Agency	1.3%
Lodging	1.1%
Media & Entertainment	1.1%
Retailers	1.0%
Energy - Other	0.9%
Foods	0.9%
Gaming	0.9%
Insurance	0.9%
Metals	0.7%
Tobacco	0.7%
U.S. Government & Agency Obligations	0.7%
Cable	0.6%
Packaging	0.5%
Energy - Integrated	0.4%
Brokerage	0.3%
Real Estate Investment Trusts	0.3%
Airlines	0.2%
Consumer Services	0.2%
Paper	0.2%
Aerospace/Defense	0.1%

112.8%
Liabilities in excess of other assets	(12.8)%

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

B24

EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

LONG-TERM INVESTMENTS — 98.3%		Value (Note 2)
COMMON STOCKS — 98.3%	Shares
Aerospace/Defense — 2.3%
Boeing Co.	451,300	$29,785,800
General Dynamics Corp.	34,868	3,819,441
Honeywell International, Inc.	17,077	625,531
ITT Industries, Inc.	65,501	6,394,863
L-3 Communications Holdings, Inc.	29,928	2,291,886
Lockheed Martin Corp.(b)	373,783	24,247,303
Raytheon Co.	387,300	15,151,176
United Technologies Corp.	196,538	10,092,226

		92,408,226

Air Freight & Couriers — 0.2%
Expeditors International of Washington, Inc.	283	14,096
FedEx Corp.	22,946	1,858,855
United Parcel Service, Inc. (Class “B” Stock)	82,416	5,699,891

		7,572,842

Automobiles — 0.1%
General Motors Corp.	20,636	701,624
Harley-Davidson, Inc.	56,174	2,786,230

		3,487,854

Beverages — 1.9%
Coca-Cola Co.	269,550	11,253,713
Pepsi Bottling Group, Inc. (The)	44,925	1,285,304
PepsiCo, Inc.	1,194,781	64,434,539

		76,973,556

Biotechnology — 2.7%
Amgen, Inc.(a)	719,059	43,474,307
Biogen Idec, Inc.(a)	70,084	2,414,394
Genentech, Inc.(a)	445,413	35,757,756
Genzyme Corp.(a)	18,869	1,133,838
Gilead Sciences, Inc.(a)	431,758	18,993,034
MedImmune, Inc.(a)	1,986	53,066
OSI Pharmaceuticals, Inc.(a)	164,800	6,735,376

		108,561,771

Building & Building Products — 0.3%
American Standard Cos., Inc.	281,700	11,808,864
KB HOME	7,440	567,151
Pulte Homes, Inc.	9,165	772,151

		13,148,166

Capital Markets — 3.2%
Bank of New York Co., Inc. (The)	518,176	14,913,105
Goldman Sachs Group, Inc.(b)	265,917	27,128,852
Legg Mason, Inc.	73,100	7,610,441
Mellon Financial Corp.	218,361	6,264,777
Merrill Lynch & Co., Inc.	971,471	53,440,620
Schwab, Charles Corp. (The)(b)	1,805,100	20,361,528

		129,719,323

Chemicals — 1.3%
Air Products & Chemicals, Inc.	149,573	9,019,252
Dow Chemical Co.	93,926	4,182,525
E.I. du Pont de Nemours & Co.	744,701	32,029,590
Ecolab, Inc.	9,542	308,779
Monsanto Co.	43,042	2,706,051
Praxair, Inc.	52,724	2,456,938

		50,703,135

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Commercial Banks — 2.9%
Bank of America Corp.	925,710	$42,221,633
Comerica, Inc.	168,400	9,733,520
North Fork Bancorporation, Inc.	39,901	1,120,819
SunTrust Banks, Inc.	106,327	7,681,062
U.S. Bancorp	104,388	3,048,130
Wachovia Corp.	389,988	19,343,405
Wells Fargo & Co.	504,389	31,060,275

		114,208,844

Commercial Services & Supplies — 1.2%
Avery Dennison Corp.	170,600	9,034,976
Cendant Corp.	36,443	815,230
Certegy, Inc.	12,427	474,960
Cintas Corp.	844	32,578
Corinthian Colleges, Inc.(a)	89,600	1,144,192
Iron Mountain, Inc.(a)	61,731	1,914,896
Paychex, Inc.	397,758	12,943,045
Waste Management, Inc.	825,000	23,380,500

		49,740,377

Communications Equipment — 3.3%
ADC Telecommunications, Inc.(a)	755,442	16,445,972
Cisco Systems, Inc.(a)	2,519,179	48,141,511
Comverse Technology, Inc.(a)	26,955	637,486
Corning, Inc.(a)	146,500	2,434,830
Motorola, Inc.	219,465	4,007,431
Nokia Oyj, ADR (Finland)	428,342	7,127,611
Nortel Networks Corp.(a)	2,604,765	6,798,436
QUALCOMM, Inc.	762,334	25,164,645
Research In Motion, Ltd.(a)	276,000	20,355,000

		131,112,922

Computers & Peripherals — 1.9%
Apple Computer, Inc.(a)	437,200	16,093,332
Dell, Inc.(a)	642,690	25,392,682
EMC Corp.(a)	359,351	4,926,702
Hewlett-Packard Co.	221,208	5,200,600
International Business Machines Corp.	284,602	21,117,469
Sun Microsystems, Inc.(a)	454,374	1,694,815

		74,425,600

Consumer Finance — 1.2%
American Express Co.	843,553	44,902,326
SLM Corp.	87,496	4,444,797

		49,347,123

Diversified Financial Services — 5.3%
Capital One Financial Corp.	217,302	17,386,333
CIT Group, Inc.	80,865	3,474,769
Citigroup, Inc.	972,329	44,950,770
Fannie Mae	191,704	11,195,514
Fifth Third Bancorp	82,555	3,402,092
Franklin Resources, Inc.	72,293	5,565,115
Freddie Mac	142,990	9,327,238
J.P. Morgan Chase & Co.	1,236,401	43,669,683
MBNA Corp.	385,403	10,082,142
Morgan Stanley	126,933	6,660,174
National Financial Partners Corp.	41,511	1,624,740

SEE NOTES TO FINANCIAL STATEMENTS.

B25

EQUITY PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Diversified Financial Services (cont’d.)
PHH Corp.(a)	463,000	$11,908,360
PNC Financial Services Group, Inc.	1,986	108,158
Principal Financial Group, Inc.(b)	677,344	28,380,714
State Street Corp.	166,796	8,047,907
T. Rowe Price Group, Inc.	75,420	4,721,292

		210,505,001

Diversified Manufacturing Operations — 0.0%
Cooper Industries, Ltd. (Class “A” Stock)(Bermuda)	410	26,199

Diversified Telecommunication Services — 1.8%
ALLTEL Corp.	78,821	4,908,972
BellSouth Corp.	90,731	2,410,722
SBC Communications, Inc.(b)	1,525,715	36,235,731
Sprint Corp.(b)	861,008	21,602,691
Verizon Communications, Inc.	170,029	5,874,502

		71,032,618

Electric Utilities — 1.5%
AES Corp.(a)	49,543	811,514
Ameren Corp.	9,613	531,599
American Electric Power Co., Inc.	46,138	1,701,108
Cinergy Corp.	8,055	361,025
Consolidated Edison, Inc.	30,546	1,430,775
Constellation Energy Group, Inc.	24,637	1,421,309
Dominion Resources, Inc.	28,644	2,102,183
DTE Energy Co.	20,053	937,879
Edison International	40,529	1,643,451
Entergy Corp.	21,587	1,630,898
Exelon Corp.	664,068	34,086,610
FirstEnergy Corp.	38,233	1,839,390
FPL Group, Inc.	26,811	1,127,671
PG&E Corp.	49,328	1,851,773
Pinnacle West Capital Corp.	6,631	294,748
PPL Corp.	25,590	1,519,534
Progress Energy, Inc.	9,057	409,739
Public Service Enterprise Group, Inc.	9,642	586,426
Southern Co.	80,112	2,777,483
Wisconsin Energy Corp.	12,143	473,577

		57,538,692

Electrical Equipment — 0.0%
Molex, Inc. (Class “A” Stock)	57,795	1,357,027

Electronic Equipment & Instruments — 0.6%
Agilent Technologies, Inc.(a)(b)	867,400	19,967,548
Dolby Laboratories, Inc. (Class “A” Stock)(a)	151,300	3,337,678

		23,305,226

Energy Equipment & Services — 3.7%
BJ Services Co.	2,505	131,463
Cooper Cameron Corp.(a)	3,245	201,352
ENSCO International, Inc.	530,900	18,979,675
GlobalSantaFe Corp. (Cayman Islands).	1,089,600	44,455,680

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Energy Equipment & Services (cont’d.)
Halliburton Co.	1,172,389	$56,063,642
Schlumberger, Ltd.	87,550	6,648,547
Weatherford International, Ltd.(a)	348,600	20,211,828

		146,692,187

Food Products — 1.8%
Cadbury Schweppes PLC, ADR (United Kingdom)(b)	736,900	28,245,377
General Mills, Inc.	792	37,058
Hershey Foods Corp.	12,161	755,198
Kellogg Co.	448,129	19,914,853
McCormick & Co., Inc.	240,074	7,845,618
Sara Lee Corp.	767,448	15,203,145

		72,001,249

Food & Staples Retailing — 2.3%
Costco Wholesale Corp.	174,000	7,798,680
Kroger Co.(a)(b)	1,772,600	33,732,578
Wal-Mart Stores, Inc.(f)	442,968	21,351,058
Whole Foods Market, Inc.(b)	246,800	29,196,440

		92,078,756

Gas Utilities — 0.3%
Kinder Morgan, Inc.	12,632	1,050,982
Sempra Energy	292,476	12,082,184

		13,133,166

Health Care Equipment & Supplies — 1.7%
Baxter International, Inc.	16,173	600,018
Boston Scientific Corp.(a)	132,081	3,566,187
Fisher Scientific International, Inc.(a)	166,075	10,778,268
Guidant Corp.	112,624	7,579,595
Medtronic, Inc.	122,084	6,322,731
Smith & Nephew PLC, ADR (United Kingdom)	37,737	1,864,585
St. Jude Medical, Inc.(a)	578,730	25,238,415
Zimmer Holdings, Inc.(a)	136,254	10,378,467

		66,328,266

Health Care Providers & Services — 3.2%
Aetna, Inc.	59,302	4,911,392
Caremark Rx, Inc.(a)	483,000	21,503,160
Coventry Heath Care, Inc.(a)	232,500	16,449,375
Tenet Healthcare Corp.(a)	2,352	28,789
UnitedHealth Group, Inc.	927,530	48,361,414
WellPoint, Inc.(a)	537,610	37,439,160

		128,693,290

Hotels, Restaurants & Leisure — 1.4%
Carnival Corp.	46,363	2,529,102
Ctrip.com International Ltd., ADR (Cayman Islands)	29,300	1,490,784
GTECH Holdings Corp.	584,600	17,093,704
International Game Technology	63,452	1,786,174
Marriott International, Inc. (Class “A” Stock)	23,505	1,603,511
McDonald’s Corp.	508,323	14,105,963
Outback Steakhouse, Inc.	560	25,334
Starbucks Corp.(a)	305,900	15,802,794

		54,437,366

SEE NOTES TO FINANCIAL STATEMENTS.

B26

EQUITY PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Household Durables — 0.4%
Black & Decker Corp.	6,739	$605,499
Centex Corp.	8,841	624,794
Fortune Brands, Inc.	11,914	1,057,963
Leggett & Platt, Inc.	15,418	409,811
Maytag Corp.	6,038	94,555
Newell Rubbermaid, Inc.	455,263	10,853,470
Snap-on, Inc.	4,744	162,719
Stanley Works	6,900	314,226
Whirlpool Corp.	5,229	366,605

		14,489,642

Independent Power Producers & Energy — 0.4%
TXU Corp.(b)	207,683	17,256,380

Household Products — 2.8%
Clorox Co.	78,170	4,355,632
Colgate-Palmolive Co.	148,253	7,399,307
Kimberly-Clark Corp.	549,811	34,412,671
Procter & Gamble Co. (The)(b)	1,244,439	65,644,157

		111,811,767

Industrial Conglomerates — 4.0%
3M Co.	102,968	7,444,586
General Electric Co.	2,898,981	100,449,692
Rockwell Automation, Inc.	19,138	932,212
Textron, Inc.	146,777	11,133,035
Tyco International, Ltd.	1,328,754	38,799,617

		158,759,142

Insurance — 4.1%
AFLAC, Inc.	166,300	7,197,464
Allstate Corp.	127,965	7,645,909
American International Group, Inc.	1,082,882	62,915,444
Assurant, Inc.	111,000	4,007,100
Axis Capital Holdings, Ltd. (Bermuda)	588,600	16,657,380
Berkshire Hathaway, Inc. (Class “A” Stock)(a)	120	10,020,000
Chubb Corp.	173,537	14,856,503
Conseco, Inc.(a)	2,165	47,240
Hartford Financial Services Group, Inc. (The)	614	45,915
Loews Corp.	424,500	32,898,750
MetLife, Inc.	107,430	4,827,904
SAFECO Corp.	83,507	4,537,770

		165,657,379

Internet & Catalog Retail — 0.6%
eBay, Inc.(a)(b)	784,756	25,904,796
InterActiveCorp(a)	4,043	97,234

		26,002,030

Internet Software & Services — 2.4%
Google, Inc. (Class “A” Stock)(a)(b)	154,700	45,505,005
SINA Corp. (Cayman Islands)(a)	68,300	1,905,570
Yahoo!, Inc.(a)(b)	1,351,320	46,823,238

		94,233,813

IT Consulting & Services — 0.2%
Accenture, Ltd. (Class “A” Stock) (Bermuda)(a)	2,802	63,521
Affiliated Computer Services, Inc. (Class “A” Stock)(a)	46,128	2,357,141

COMMON STOCKS (Continued)	Shares	Value (Note 2)
IT Consulting & Services (cont’d.)
First Data Corp.	123,427	$4,954,360

		7,375,022

Leisure Equipment & Products — 0.0%
Mattel, Inc.	2,812	51,460

Machinery — 0.7%
Caterpillar, Inc.	28,464	2,712,904
Danaher Corp.	144,615	7,569,149
Deere & Co.	56,771	3,717,933
Dover Corp.	80,720	2,936,594
Eaton Corp.	122,071	7,312,053
Illinois Tool Works, Inc.	24,040	1,915,507
Ingersoll-Rand Co. (Class “A” Stock) (Bermuda)	14,475	1,032,791
PACCAR, Inc.	10,242	696,456

		27,893,387

Media — 2.8%
Clear Channel Communications, Inc.	55,959	1,730,812
Comcast Corp. (Class “A” Stock)(a)	543,490	16,685,143
Comcast Corp. (Special Class “A” Stock)(a)	119,809	3,588,280
EchoStar Communications Corp. (Class “A” Stock)(a)	206,800	6,235,020
Gannett Co., Inc.	18,356	1,305,662
Liberty Global, Inc. (Class “A” Stock)(a)	10,657	497,362
Liberty Media Corp. (Class “A” Stock)(a)	1,019,001	10,383,620
McGraw Hill, Inc.	24,476	1,083,063
New York Times Co. (Class “A” Stock)	20,540	639,821
News Corp. (Class “A” Stock)	218,329	3,532,563
News Corp. (Class “B” Stock)	879,700	14,831,742
Omnicom Group, Inc.	31,451	2,511,677
Time Warner, Inc.(a)	1,140,571	19,058,941
Tribune Co.	28,033	986,201
Univision Communications, Inc. (Class “A” Stock)(a)(b)	3,107	85,598
Viacom, Inc. (Class “B” Stock)	832,321	26,650,919
Walt Disney Co.	111,540	2,808,577

		112,615,001

Metals & Mining — 4.6%
Alcan, Inc. (Canada)	17,036	511,080
Alcoa, Inc.	52,832	1,380,500
Barrick Gold Corp. (Canada)	876,080	21,928,282
Companhia Vale do Rio Doce, ADR (Brazil)(b)	1,590,500	46,569,840
Freeport-McMoRan Copper & Gold, Inc. (Class “B” Stock)(b)	1,158,180	43,362,259
Inco, Ltd.	555,300	20,962,575
Massey Energy Co.	8,412	317,301
Newcrest Mining, Ltd., ADR (Australia)(b)	1,786,900	23,672,673
Newmont Mining Corp.	63,776	2,489,177
Phelps Dodge Corp.	249,207	23,051,648

		184,245,335

SEE NOTES TO FINANCIAL STATEMENTS.

B27

EQUITY PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Multi-line Retail — 2.0%
Family Dollar Stores, Inc.	127,685	$3,332,578
Federated Department Stores, Inc.(b)	408,288	29,919,345
J.C. Penney Co., Inc.	141,800	7,455,844
Kohl’s Corp.(a)	78,478	4,387,705
Target Corp.(b)	634,540	34,525,321
TJX Companies, Inc. (The)	1,310	31,899

		79,652,692

Multi-Utilities — 0.1%
Duke Energy Corp.	85,152	2,531,569

Office Electronics — 0.5%
Xerox Corp.(a)(b)	1,472,300	20,303,017

Oil, Gas & Consumable Fuels — 7.0%
Amerada Hess Corp.	36,228	3,858,644
Apache Corp.	546,210	35,285,166
Burlington Resources, Inc.	60,767	3,356,769
ChevronTexaco Corp.	150,598	8,421,440
ConocoPhillips, Inc.	99,842	5,739,917
EOG Resources, Inc.	761,441	43,249,849
ExxonMobil Corp.(f)	926,836	53,265,265
Nexen, Inc. (Canada)	1,624,000	49,304,640
Occidental Petroleum Corp.	72,084	5,545,422
Suncor Energy, Inc. (Canada)	129,100	6,109,012
Suncor Energy, Inc. (Canada)	849,500	40,159,190
Total SA, ADR (France)	187,400	21,897,690
Transocean, Inc.(a)	72,164	3,894,691
XTO Energy, Inc.	28,392	965,044

		281,052,739

Paper & Forest Products — 0.0%
Aracruz Celulose SA, ADR (Brazil)	16,982	590,125
Georgia-Pacific Corp.	15,149	481,738

		1,071,863

Personal Products — 0.1%
Alberto-Culver Co.	45,164	1,956,956
Avon Products, Inc.	40,433	1,530,389
Gillette Co. (The)	4,463	225,962

		3,713,307

Pharmaceuticals — 5.7%
Abbott Laboratories	176,263	8,638,650
Eli Lilly & Co.	349,398	19,464,963
Johnson & Johnson	296,977	19,303,505
Medco Health Solutions, Inc.(a)	37,737	2,013,646
Merck & Co., Inc.	113,184	3,486,067
Novartis AG, ADR (Switzerland)	727,700	34,522,088
Pfizer, Inc.(f)	2,036,660	56,171,083
Roche Holdings AG, ADR (Switzerland)(b)	495,100	31,342,305
Sanofi-Aventis, ADR (France)	680,700	27,901,893
Sepracor, Inc.(a)	171,200	10,273,712
Teva Pharmaceutical Industries, Ltd., ADR (Israel)	514,261	16,014,088
Wyeth	113,920	5,069,440

		234,201,440

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Real Estate — 0.0%
CB Richard Ellis Group, Inc. (Class “A” Stock)(a)	13,655	$598,908

Semiconductors & Semiconductor Equipment — 3.6%
Analog Devices, Inc.	92,044	3,434,162
Applied Materials, Inc.	442,700	7,162,886
Intel Corp.	2,522,842	65,745,263
KLA-Tencor Corp.	46,376	2,026,631
Linear Technology Corp.	79,007	2,898,767
Marvell Technology Group, Ltd. (Bermuda)(a)(b)	571,905	21,755,266
Maxim Integrated Products, Inc.	355,700	13,591,297
Microchip Technology, Inc.	37,252	1,103,404
National Semiconductor Corp.	102,968	2,268,385
Novellus Systems, Inc.(a)	104,585	2,584,295
Texas Instruments, Inc.	669,327	18,788,009
Xilinx, Inc.	62,743	1,599,946

		142,958,311

Software — 5.8%
Adobe Systems, Inc.	1,068,800	30,589,056
Cognos, Inc. (Canada)(a)	184,600	6,302,244
Electronic Arts, Inc.(a)	634,457	35,916,611
Intuit, Inc.(a)	107,274	4,839,130
Mercury Interactive Corp.(a)(b)	492,967	18,910,214
Microsoft Corp.	3,513,522	87,275,887
NAVTEQ Corp.(a)	441,500	16,414,970
Oracle Corp.(a)	728,330	9,613,956
SAP AG, ADR (Germany)(b)	480,400	20,801,320
Seagate Technology, Inc.(a)	350	0
Symantec Corp.(a)	92,906	2,019,776

		232,683,164

Specialty Retail — 2.3%
Bed Bath & Beyond, Inc.(a)	561,389	23,454,832
Best Buy Co., Inc.	353,901	24,259,914
Chico’s FAS, Inc.(a)(b)	587,400	20,136,072
CVS Corp.	1,060	30,814
Home Depot, Inc.	190,500	7,410,450
Lowe’s Cos., Inc.	131,743	7,670,078
OfficeMax, Inc.	24,260	722,220
Ross Stores, Inc.	97,986	2,832,775
Staples, Inc.	347,573	7,410,256

		93,927,411

Textiles, Apparel & Luxury Goods — 0.6%
Coach, Inc.(a)	630,600	21,169,242
NIKE, Inc. (Class “B” Stock)	19,300	1,671,380

		22,840,622

Tobacco — 1.2%
Altria Group, Inc.	743,261	48,059,256

Wireless Telecommunication Services — 0.3%
Nextel Communications, Inc. (Class “A” Stock)(a)	346,334	11,190,052
Vodafone Group PLC, ADR (United Kingdom)	53,445	1,299,782

		12,489,834

TOTAL COMMON STOCKS (cost $3,430,222,337)		3,935,013,273

SEE NOTES TO FINANCIAL STATEMENTS.

B28

EQUITY PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

		Value (Note 2)
PREFERRED STOCKS	Shares
Metals & Mining — 0.0%
Companhia Vale do Rio Doce, ADR (Brazil) (cost $621,080)	24,098	$612,089

TOTAL LONG-TERM INVESTMENTS (cost $3,430,843,417; Note 4)		3,935,625,362

SHORT-TERM INVESTMENTS — 11.1%
Mutual Fund — 10.6%
Dryden Core Investment Fund — Taxable Money Market Series (c)(d)	421,716,309	421,716,309

SHORT-TERM INVESTMENTS — (Continued)	Principal Amount (000)	Value (Note 2)
Repurchase Agreement — 0.5%
State Street Bank & Trust Co., 2.50%, 7/1/05(e)	20,824	$20,824,180

TOTAL SHORT-TERM INVESTMENTS (cost $442,540,489)		442,540,489

TOTAL INVESTMENTS(g) — 109.4% (cost $3,873,383,906; Note 6)		4,378,165,851
LIABILITIES IN EXCESS OF OTHER ASSETS(h) — (9.4)%		(375,970,719)

NET ASSETS — 100.0%		$4,002,195,132

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

(a)	Non-income producing security.

(b)	All or portion of security is on loan. The aggregate market value of such securities is $358,414,247; cash collateral of $374,830,438 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.

(d)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(e)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $20,825,626 due 07/01/2005. The value of the collateral including accrued interest was $21,325,804. Collateralized by United States Treasury or federal agency obligations.

(f)	Security segregated as collateral for futures contracts.

(g)	Indicates a fair valued security.

(h)	Liabilities in excess of other assets include net unrealized depreciation of financial futures as follow:

Open futures contracts outstanding at June 30, 2005:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2005	Unrealized Depreciation
Long Positions:
4	S&P 500 Index	Sep 05	$1,207,050	$1,195,500	$(11,550)

SEE NOTES TO FINANCIAL STATEMENTS.

B29

EQUITY PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

The industry classification of long-term portfolio holdings, short-term investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2005 was as follows:

Mutual Fund Money Market Mutual Fund (including 9.4% of collateral received for securities on loan)	10.6%
Oil & Gas	7.0%
Pharmaceuticals	5.8%
Software	5.8%
Diversified Financial Services	5.3%
Metals & Mining	4.6%
Insurance	4.1%
Industrial Conglomerates	4.0%
Energy Equipment & Services	3.7%
Semiconductors & Semiconductor Equipment	3.6%
Communications Equipment	3.3%
Health Care Providers & Services	3.2%
Capital Markets	3.1%
Commercial Banks	3.0%
Media	2.8%
Household Products	2.8%
Biotechnology	2.7%
Internet Software & Services	2.3%
Specialty Retail	2.3%
Aerospace/Defense	2.3%
Food & Staples Retailing	2.3%
Multi-line Retail	2.0%
Beverages	1.9%
Electric Utilities	1.9%
Computers & Peripherals	1.9%
Food Products	1.8%
Diversified Telecommunication Services	1.8%
Health Care Equipment & Supplies	1.7%
Hotels, Restaurants & Leisure	1.4%
Chemicals	1.3%
Commercial Services & Supplies	1.2%
Consumer Finance	1.2%
Tobacco	1.2%
Machinery	0.7%
Internet & Catalog Retail	0.6%
Electronic Equipment & Instruments	0.6%
Textiles & Apparel	0.6%
Repurchase Agreement	0.5%
Office Electronics	0.5%
Household Durables	0.4%
Building & Building Products	0.3%
Gas Utilities	0.3%
Wireless Telecommunication Services	0.3%
Air Freight & Couriers	0.2%
IT Consulting & Services	0.2%
Personal Products	0.1%
Automobiles	0.1%
Multi-Utilities	0.1%
Electrical Equipment	0.0%
Paper & Forest Products	0.0%
Real Estate	0.0%
Leisure Equipment & Products	0.0%
Diversified Manufacturing Operations	0.0%

109.4%
Liabilities in excess of other assets	(9.4)%

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

B30

FLEXIBLE MANAGED PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

LONG-TERM INVESTMENTS — 96.5%		Value (Note 2)
COMMON STOCKS — 72.5%	Shares
Advertising — 0.1%
Lamar Advertising Co. (Class “A” Stock)(a)	6,900	$295,113
Omnicom Group, Inc.	19,900	1,589,214

		1,884,327

Aerospace/Defense — 1.9%
Armor Holdings, Inc.(a)	77,400	3,065,814
General Dynamics Corp.(b)	140,500	15,390,370
Lockheed Martin Corp.	347,300	22,529,351
Northrop Grumman Corp.	309,400	17,094,350
Raytheon Co.,	130,700	5,112,984
United Technologies Corp.	71,000	3,645,850

		66,838,719

Apparel — 0.9%
Abercrombie & Fitch Co. (Class “A” Stock)	118,700	8,154,690
Genesco Inc.(a)	17,600	652,784
Hot Topic, Inc.(a)	112,700	2,154,824
Liz Claiborne, Inc.	34,300	1,363,768
The Gap, Inc.(b)	595,300	11,757,175
The Timberland Co. (Class “A” Stock)(a)	61,000	2,361,920
Urban Outfitters, Inc.,(a)	8,100	459,189
V.F. Corp.(b)	61,100	3,496,142

		30,400,492

Autos – Cars & Trucks — 0.6%
AutoNation, Inc.(a)(b)	63,900	1,311,228
Dana Corp.,	40,200	603,402
Ford Motor Co.(b)	930,800	9,531,392
PACCAR, Inc.	146,600	9,968,800

		21,414,822

Banks & Savings & Loans — 4.4%
AmSouth Bancorporation(b)	14,600	379,600
Bank of America Corp.,	1,204,482	54,936,424
BB&T Corp.(b)	200,600	8,017,982
Comerica, Inc.(b)	137,300	7,935,940
Fifth Third Bancorp	34,900	1,438,229
First BanCorp. (Puerto Rico)(b)	37,100	1,489,565
Huntington Bancshares, Inc.	43,500	1,050,090
KeyCorp(b)	234,600	7,776,990
National City Corp.	193,600	6,605,632
North Fork Bancorporation, Inc.	336,000	9,438,240
Popular, Inc.	25,000	629,750
SunTrust Banks, Inc.(b)	41,200	2,976,288
SVB Financial Group(a)(b)	31,500	1,508,850
U.S. Bancorp	837,432	24,453,014
Wachovia Corp.	270,400	13,411,840
Wells Fargo & Co.	185,300	11,410,774

		153,459,208

Chemicals — 0.9%
Crompton Corp.	113,500	1,606,025
Eastman Chemical Co.(b)	116,700	6,436,005
FMC Corp.(a)	400	22,456
Olin Corp.(b)	69,100	1,260,384

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Chemicals (cont’d.)
PPG Industries, Inc.	13,400	$840,984
The Dow Chemical Co.	497,400	22,149,222
The Mosaic Co.(a)(b)	32,200	501,032

		32,816,108

Commercial Services — 0.1%
Convergys Corp.,(a)	47,700	678,294
iPayment Holdings, Inc.(a)	14,000	511,280
Robert Half International, Inc.	41,900	1,046,243
Weight Watchers International, Inc.,(a)	6,800	350,948

		2,586,765

Computers — 1.3%
Dell, Inc.(a)	343,700	13,579,587
Hewlett-Packard Co.(b)	155,865	3,664,386
International Business Machines Corp.	391,700	29,064,140

		46,308,113

Computer Services — 5.2%
Black Box Corp.(b)	14,200	502,680
Cisco Systems, Inc.(a)	1,961,300	37,480,443
Computer Sciences Corp.(a)(b)	68,200	2,980,340
Digital Insight Corp.(a)	27,300	653,016
DST Systems, Inc.(a)	15,600	730,080
EMC Corp.(a)	1,327,200	18,195,912
Hutchinson Technology, Inc.(a)(b)	36,200	1,394,062
Intuit, Inc.(a)(b)	110,100	4,966,611
Lexmark International, Inc.(a)	81,200	5,264,196
Microsoft Corp.	3,089,600	76,745,664
MicroStrategy, Inc. (Class “A” Stock)(a)	7,500	397,800
Network Appliance, Inc.(a)(b)	127,300	3,598,771
Oracle Corp.(a)	2,298,800	30,344,160
Seagate Technology, Inc.(a)(g)	80,000	0
Western Digital Corp.(a)	36,500	489,830

		183,743,565

Construction — 0.4%
Martin Marietta Materials, Inc.	20,500	1,416,960
Masco Corp.(b)	228,400	7,253,984
Standard Pacific Corp.	65,600	5,769,520
William Lyon Homes, Inc.,(a)(b)	5,300	514,153

		14,954,617

Consumer Products — 0.4%
Coach, Inc.(a)	389,200	13,065,444
NBTY, Inc.(a)	8,700	225,678

		13,291,122

Containers & Packaging — 0.1%
Ball Corp.,	101,200	3,639,152
Pactiv Corp.(a)	56,500	1,219,270

		4,858,422

Cosmetics & Soaps — 1.6%
Alberto-Culver Co.	6,200	268,646
Avon Products, Inc.(b)	289,600	10,961,360
Colgate-Palmolive Co.	56,600	2,824,906

SEE NOTES TO FINANCIAL STATEMENTS.

B31

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Cosmetics & Soaps (cont’d.)
Gillette Co.	210,700	$10,667,741
Nu Skin Enterprises, Inc. (Class “A” Stock)	32,800	764,240
Procter & Gamble Co.(b)	552,600	29,149,650

		54,636,543

Distribution/Wholesale — 0.2%
CDW Corp.	61,500	3,511,035
Hughes Supply, Inc.	43,100	1,211,110
The Sherwin-Williams Co.	41,700	1,963,653

		6,685,798

Diversified Operations — 3.6%
3M Co.(b)	314,900	22,767,270
Cendant Corp.,	52,900	1,183,373
Chemed Corp.,	22,900	936,152
Cooper Industries, Ltd. (Class “A” Stock) (Bermuda)	55,400	3,540,060
Eaton Corp.	124,800	7,475,520
General Electric Co.	2,043,700	70,814,205
Illinois Tool Works, Inc.	59,000	4,701,120
Ingersoll-Rand Co. (Class “A” Stock)	164,700	11,751,345
Kennametal, Inc.	37,900	1,737,715
Tyco International Ltd.	102,050	2,979,860

		127,886,620

Drugs & Medical Supplies — 7.0%
Abbott Laboratories	173,100	8,483,631
Allergan, Inc.(b)	129,000	10,995,960
American Medical Systems Holdings, Inc.(a)	52,600	1,086,190
AmerisourceBergen Corp.(b)	13,600	940,440
Amgen, Inc.(a)	505,408	30,556,968
Applera Corp. – Applied Biosystems Group	124,600	2,450,882
Bausch & Lomb, Inc.(b)	68,100	5,652,300
Baxter International, Inc.	344,000	12,762,400
Becton, Dickinson & Co.	175,700	9,218,979
Biomet, Inc.	9,500	329,080
Biosite, Inc.(a)	3,400	186,966
C.R. Bard, Inc.	40,100	2,667,051
Dade Behring Holdings, Inc.	21,600	1,404,216
Guidant Corp.	23,600	1,588,280
Hospira, Inc.(a)	10,820	421,980
Immucor Corp.(a)	52,850	1,530,007
InterMune, Inc.(a)(b)	15,300	199,512
Invitrogen Corp.(a)(b)	60,400	5,030,716
Johnson & Johnson(b)	766,198	49,802,870
Laboratory Corp. of America Holdings(a)	39,300	1,961,070
Lilly (Eli) & Co.	23,500	1,309,185
MedImmune, Inc.(a)(b)	90,900	2,428,848
Medtronic, Inc.	38,300	1,983,557
Mentor Corp.(b)	37,100	1,538,908
Merck & Co., Inc.	921,800	28,391,440
Palomar Medical Technologies, Inc.(a)(b)	35,600	851,552
Pfizer, Inc.	1,694,765	46,741,619
Quest Diagnostics, Inc.(b)	151,600	8,075,732

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Drugs & Medical Supplies (cont’d.)
Schering-Plough Corp.	113,700	$2,167,122
St. Jude Medical, Inc.(a)	42,700	1,862,147
Techne Corp.(a)	17,300	794,243
Thoratec Corp.(a)(b)	73,000	1,119,820
Ventana Medical Systems, Inc.(a)	2,600	104,598

		244,638,269

Electronics — 0.5%
Amphenol Corp. (Class “A” Stock)	25,400	1,020,318
Emerson Electric Co.	112,400	7,039,612
IDEXX Laboratories, Inc.(a)	20,700	1,290,231
Jabil Circuit, Inc.(a)(b)	30,400	934,192
PerkinElmer, Inc.	112,700	2,130,030
Synopsys, Inc.(a)	79,400	1,323,598
Thomas & Betts Corp.(a)	13,600	384,064
Waters Corp.(a)	76,900	2,858,373

		16,980,418

Financial Services — 7.0%
American Express Co.	60,100	3,199,123
AmeriCredit Corp.(a)(b)	108,200	2,759,100
Bear, Stearns & Co., Inc.(b)	89,900	9,344,206
Capital One Financial Corp.	14,000	1,120,140
CIT Group, Inc.	178,400	7,665,848
Citigroup, Inc.	1,151,162	53,218,219
Countrywide Credit Industries, Inc.(b)	468,300	18,081,063
Fannie Mae	15,100	881,840
Fiserv, Inc.(a)	193,700	8,319,415
Freddie Mac	127,800	8,336,394
Friedman, Billings, Ramsey Group, Inc.(b)	61,000	872,300
Goldman Sachs Group, Inc.	230,300	23,495,206
Indymac Bancorp, Inc.	10,200	415,446
J.P. Morgan Chase & Co.	752,594	26,581,620
Lehman Brothers Holdings, Inc.	202,100	20,064,488
MBNA Corp.	217,250	5,683,260
Merrill Lynch & Co., Inc.,	366,900	20,183,169
Morgan Stanley	314,690	16,511,785
PNC Financial Services Corp.	109,100	5,941,586
Providian Financial Corp.(a)(b)	304,400	5,366,572
R.R. Donnelley & Sons Co.	72,400	2,498,524
Resources Connection, Inc.(a)	4,300	99,889
Washington Mutual, Inc.(b)	106,300	4,325,347

		244,964,540

Food & Beverage — 2.5%
Anheuser Busch Cos., Inc.(b)	330,500	15,120,375
Archer-Daniels-Midland Co.,	321,400	6,871,532
Campbell Soup Co.(b)	34,300	1,055,411
Chiquita Brands International, Inc.	45,900	1,260,414
Coca-Cola Co.	366,200	15,288,850
Coca-Cola Enterprises Inc.(b)	147,600	3,248,676
Del Monte Foods Co.(a)	64,100	690,357
General Mills, Inc.(b)	9,900	463,221
Kellogg Co.	16,300	724,372
Kraft Foods, Inc., (Class “A” Stock)(b)	114,100	3,629,521
Pepsi Bottling Group, Inc.(b)	210,200	6,013,822

SEE NOTES TO FINANCIAL STATEMENTS.

B32

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Food & Beverage (cont’d.)
PepsiCo, Inc.	148,720	$8,020,470
Pilgrim’s Pride Corp.(b)	63,100	2,153,603
Sanderson Farms, Inc.(b)	22,600	1,026,944
Sara Lee Corp.	60,000	1,188,600
Smithfield Foods, Inc.(a)	74,400	2,028,888
SUPERVALU, Inc.(a)(b)	107,400	3,502,314
The Kroger Co.(a)	318,500	6,061,055
Tyson Foods, Inc. (Class “A” Stock)	115,343	2,053,105
Whole Foods Market, Inc.	73,500	8,695,050

		89,096,580

Forest Products — 0.3%
Georgia-Pacific Corp.	206,400	6,563,520
Louisiana-Pacific Corp.	156,100	3,836,938

		10,400,458

Gas Pipelines — 0.2%
Sempra Energy	165,573	6,839,821
Universal Compression Holdings, Inc.,(a)	300	10,872

		6,850,693

Healthcare — 0.9%
Express Scripts, Inc.(a)(b)	221,000	11,045,580
Genesis Healthcare Corp.(a)	18,900	874,692
Kindred Healthcare, Inc.(a)(b)	40,700	1,612,127
Magellan Health Services, Inc.(a)	19,600	692,076
Odyssey Healthcare, Inc.(a)	12,700	183,134
United Surgical Partners International, Inc.(a)(b)	25,700	1,338,456
UnitedHealth Group, Inc.	283,600	14,786,904

		30,532,969

Hospital Management — 1.0%
Caremark Rx, Inc.(a)	393,000	17,496,360
HCA, Inc.	161,400	9,146,538
Humana, Inc.(a)	123,700	4,915,838
Molina Healthcare, Inc.(a)	11,700	517,842
Pediatrix Medical Group, Inc.(a)	16,400	1,206,056
Sierra Health Services, Inc.(a)	28,700	2,050,902

		35,333,536

Household & Personal Care Products — 0.5%
Kimberly-Clark Corp.	245,600	15,372,104
USANA Health Sciences, Inc.(a)(b)	27,700	1,171,710

		16,543,814

Insurance — 3.4%
ACE Ltd.	27,600	1,237,860
Allstate Corp.	359,700	21,492,075
American Financial Group, Inc.	29,100	975,432
American International Group, Inc.	364,835	21,196,914
Assurant, Inc.	41,600	1,501,760
CIGNA Corp.	88,300	9,450,749
First American Corp.	12,500	501,750
Genworth Financial, Inc. (Class “A” Stock)(b)	106,300	3,213,449
LandAmerica Financial Group, Inc.(b)	26,600	1,579,242
Loews Corp.	68,800	5,332,000

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Insurance (cont’d.)
MBIA, Inc.(b)	117,800	$6,986,718
MetLife, Inc.	286,200	12,861,828
MGIC Investment Corp.(b)	99,400	6,482,868
Odyssey Re Holdings Corp.(b)	5,700	140,676
PMI Group, Inc.,	49,300	1,921,714
Principal Financial Group, Inc.(b)	164,900	6,909,310
Radian Group, Inc.	29,200	1,378,824
The Chubb Corp.	34,300	2,936,423
The Hartford Financial Services Group, Inc.	49,500	3,701,610
The St. Paul Travelers Cos., Inc.,(b)	114,200	4,514,326
Torchmark Corp.	9,000	469,800
UnumProvident Corp.(b)	59,170	1,083,994
W.R. Berkley Corp.	9,100	324,688
XL Capital Ltd. (Class “A” Stock)	24,500	1,823,290

		118,017,300

Internet Software & Services — 0.4%
EarthLink, Inc.(a)	110,900	960,394
Internet Security Systems, Inc.(a)	33,200	673,628
Overstock.com, Inc.(a)(b)	121,400	4,321,840
Yahoo!, Inc.(a)(b)	276,000	9,563,400

		15,519,262

Leisure — 0.1%
Brunswick Corp.	45,900	1,988,388
Sabre Holdings Corp. (Class “A” Stock)(b)	144,400	2,880,780

		4,869,168

Machinery — 0.4%
Cummins, Inc.(b)	44,200	3,297,762
Deere & Co.	186,000	12,181,140

		15,478,902

Manufacturing — 0.2%
JAKKS Pacific, Inc.(a)(b)	38,000	729,980
Parker Hannifin Corp.	38,200	2,368,782
Precision Castparts Corp.	9,500	740,050
Thermo Electron Corp.(a)	143,700	3,861,219
Wellman, Inc.	42,500	433,075

		8,133,106

Media — 1.7%
Comcast Corp. (Special Class “A” Stock)(a)(b)	89,782	2,756,307
Entercom Communications Corp.(a)	25,400	845,566
Gannett Co., Inc.(b)	184,000	13,087,920
Harman International Industries, Inc.	19,200	1,562,112
Knight-Ridder, Inc.(b)	62,200	3,815,348
Liberty Media Corp. (Class “A” Stock)(a)	323,200	3,293,408
Meredith Corp.	12,500	613,250
Scholastic Corp.(a)	14,500	558,975
Time Warner, Inc.(a)	1,840,150	30,748,907
Tribune Co.(b)	75,800	2,666,644
Walt Disney Co.	24,100	606,838

		60,555,275

SEE NOTES TO FINANCIAL STATEMENTS.

B33

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Media & Entertainment — 0.7%
The DIRECTV Group, Inc.(a)	72,900	$1,129,950
Viacom, Inc. (Class “B” Stock)	764,438	24,477,305

		25,607,255

Metals – Non Ferrous — 0.1%
Mueller Industries, Inc.	2,400	65,040
Phelps Dodge Corp.	19,400	1,794,500

		1,859,540

Metal – Steel — 0.8%
Allegheny Technology, Inc.	84,300	1,859,658
Nucor Corp.(b)	332,200	15,154,964
Oregon Steel Mills, Inc.(a)	300	5,163
Reliance Steel & Aluminum Co.	25,000	926,750
Steel Dynamics, Inc.(b)	42,700	1,120,875
United States Steel Corp.(b)	301,000	10,345,370

		29,412,780

Miscellaneous Consumer Growth — 0.1%
Energizer Holdings, Inc.(a)(b)	47,900	2,977,943

Office Equipment & Supplies — 0.2%
Herman Miller, Inc.	24,000	740,160
Pitney Bowes, Inc.,	7,800	339,690
Xerox Corp.(a)	556,000	7,667,240

		8,747,090

Oil & Gas — 6.7%
Amerada Hess Corp.(b)	27,100	2,886,421
Anadarko Petroleum Corp.(b)	221,800	18,220,870
Apache Corp.,	71,900	4,644,740
BJ Services Co.	22,400	1,175,552
Cal Dive International, Inc.(a)(b)	6,700	350,879
ChevronTexaco Corp.(b)	552,156	30,876,564
Conoco, Inc. (Class “B” Stock)	643,434	36,991,021
Devon Energy Corp.(b)	193,624	9,812,864
Diamond Offshore Drilling, Inc.(b)	187,600	10,023,468
Energen Corp.	16,800	588,840
Exxon Mobil Corp.	1,253,216	72,022,323
Houston Exploration Co.(a)	15,400	816,970
Kerr-McGee Corp.,	14,600	1,114,126
Noble Corp.	3,000	184,530
ONEOK, Inc.(b)	46,900	1,531,285
Schlumberger Ltd.	273,700	20,784,778
Tidewater, Inc.	76,500	2,916,180
Todco (Class “A” Stock)(a)	75,200	1,930,384
Transocean, Inc.(a)	222,000	11,981,340
Unit Corp.(a)	36,800	1,619,568
Valero Energy Corp.,(b)	85,800	6,787,638

		237,260,341

Pharmaceuticals — 0.9%
ICOS Corp.,(a)	35,200	745,184
Medicis Pharmaceutical Corp. (Class “A” Stock)(b)	141,200	4,480,276
Wyeth	573,200	25,507,400

		30,732,860

Photography — 0.2%
Eastman Kodak Co.(b)	215,300	5,780,805

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Real Estate Investment Trust — 0.1%
American Home Mortgage Investment Corp.(b)	34,700	$1,213,112
Annaly Mortgage Management, Inc.(b)	27,700	496,661
New Century Financial Corp.(b)	20,649	1,062,391

		2,772,164

Restaurants — 0.9%
Brinker International, Inc.(a)	71,300	2,855,565
CBRL Group, Inc.	39,700	1,542,742
CEC Entertainment, Inc.(a)	36,150	1,521,554
Darden Restaurants, Inc.	113,800	3,753,124
Jack in the Box, Inc.(a)	21,800	826,656
McDonald’s Corp.	692,300	19,211,325
Yum! Brands, Inc.	24,500	1,275,960

		30,986,926

Retail — 3.7%
Albertson’s, Inc.(b)	276,100	5,709,748
American Eagle Outfitters, Inc.(b)	94,400	2,893,360
Bebe Stores, Inc.,	23,500	622,045
BJ’s Wholesale Club, Inc.(a)	36,700	1,192,383
Children’s Place Retail Stores, Inc.(a)	6,100	284,687
Federated Department Stores, Inc.	177,500	13,007,200
Home Depot, Inc.	424,350	16,507,215
J. C. Penney Co., Inc.	408,500	21,478,930
Jones Apparel Group, Inc.(b)	109,000	3,383,360
Limited Brands	251,600	5,389,272
Nordstrom, Inc.(b)	34,700	2,358,559
PETsMART, Inc.,	52,000	1,578,200
Reebok International Ltd.(b)	77,100	3,225,093
Rent-A-Center, Inc.(a)	12,700	295,783
Safeway, Inc.,(b)	363,600	8,213,724
Select Comfort Corp.(a)(b)	40,000	857,200
Target Corp.,	103,400	5,625,994
The Pantry, Inc.,(a)	16,700	646,791
Wal-Mart Stores, Inc.	788,300	37,996,060

		131,265,604

Schools — 0.6%
Apollo Group, Inc. (Class “A” Stock)(a)(b)	197,883	15,478,408
Career Education Corp.,(a)(b)	120,200	4,400,522

		19,878,930

Semiconductors — 2.9%
Altera Corp.(a)(b)	148,900	2,951,198
Emulex Corp.,(a)	42,800	781,528
Integrated Device Technology, Inc.(a)	49,200	528,900
Intel Corp.	2,158,200	56,242,692
Linear Technology Corp.(b)	434,800	15,952,812
Micrel, Inc.(a)	81,600	940,032
National Semiconductor Corp.	84,300	1,857,129
Novellus Systems, Inc.(a)	21,600	533,736
PortalPlayer, Inc.(a)(b)	27,900	580,878
Texas Instruments, Inc.	791,800	22,225,826

		102,594,731

SEE NOTES TO FINANCIAL STATEMENTS.

B34

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Software
Computer Associates International, Inc.	740	$20,335
First Data Corp.(b)	35,200	1,412,928
SERENA Software, Inc.(a)	17,400	335,820

		1,769,083

Telecommunications — 2.9%
AT&T Corp.	640,300	12,191,312
Avaya, Inc.(a)	171,800	1,429,376
BellSouth Corp.(b)	131,200	3,485,984
CenturyTel, Inc.(b)	166,200	5,755,506
Crown Castle International Corp.(a)	64,400	1,308,608
Harris Corp.(b)	77,700	2,425,017
Liberty Global, Inc., (Class “A” Stock)(a)	107,000	4,993,690
Motorola, Inc.(b)	1,424,400	26,009,544
Nextel Partners, Inc. (Class “A” Stock)(a)	20,100	505,917
QUALCOMM, Inc.	13,300	439,033
SBC Communications, Inc.(b)	299,150	7,104,813
Scientific-Atlanta, Inc.	161,400	5,369,778
Ubiquitel, Inc.(a)	72,500	591,600
Verizon Communications(b)	896,988	30,990,935

		102,601,113

Tobacco — 0.7%
Altria Group, Inc.	255,700	16,533,562
Reynolds American, Inc.(b)	93,700	7,383,560

		23,917,122

Trucking & Shipping — 1.4%
CNF, Inc.	35,200	1,580,480
CSX Corp. Common	52,600	2,243,916
FedEx Corp.	219,800	17,805,998
J.B. Hunt Transport Services, Inc.(b)	210,000	4,053,000
Overseas Shipholding Group, Inc.	49,000	2,922,850
Ryder System, Inc.	46,300	1,694,580

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Trucking & Shipping (cont’d.)
Swift Transportation Co., Inc.(a)(b)	135,700	$3,160,453
United Parcel Service, Inc. (Class “B” Stock)	80,500	5,567,380
Yellow Roadway Corp.(b)	181,200	9,204,960

		48,233,617

Utilities – Electric — 1.7%
Alliant Energy Corp.	40,500	1,140,075
American Electric Power Co., Inc.(b)	244,500	9,014,715
Consolidated Edison, Inc.(b)	48,100	2,253,004
DTE Energy Co.	10,300	481,731
Edison International	37,000	1,500,350
Entergy Corp.	7,200	543,960
Exelon Corp.	65,900	3,382,647
FirstEnergy Corp.	47,400	2,280,414
NiSource, Inc.(b)	152,100	3,761,433
Pepco Holdings, Inc.,	31,900	763,686
PG&E Corp.	8,600	322,844
Pinnacle West Capital Corp.(b)	45,700	2,031,365
PPL Corp.	93,400	5,546,092
Progress Energy, Inc.(b)	47,500	2,148,900
TXU Corp.	239,900	19,933,291
Xcel Energy, Inc.	192,800	3,763,456

		58,867,963

Waste Management — 0.1%
Stericycle, Inc.(a)	28,700	1,444,184
Waste Connections, Inc.,(a)	25,500	950,895

		2,395,079

TOTAL COMMON STOCKS (cost $2,375,462,597)		2,547,340,477

SEE NOTES TO FINANCIAL STATEMENTS.

B35

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS — 24.0%
Aerospace/Defense — 0.2%
Boeing Capital Corp.,
Sr. Notes
6.10%	03/01/11(b)	A3	$925	$1,005,605
Goodrich Corp.,
Notes
7.625%	12/15/12	Baa3	970	1,138,781
Lockheed Martin Corp.,
Bonds
8.50%	12/01/29	Baa2	120	173,301
Northrop Grumman Corp.,
Notes
7.125%	02/15/11(b)	Baa2	3,500	3,958,378
Raytheon Co.,
Notes
4.50%	11/15/07	Baa3	177	177,492
5.50%	11/15/12	Baa3	595	626,010
6.55%	03/15/10	Baa3	870	941,997
8.30%	03/01/10	Baa3	530	614,213

				8,635,777

Airlines
Continental Airlines, Inc.,
Pass-thru Certs.
6.648%	09/15/17	Baa3	427	421,192
Southwest Airlines Co.,
Notes
6.50%	03/01/12	Baa1	1,005	1,098,623

				1,519,815

Asset Backed Securities — 0.8%
American Express Credit Account Master Trust,
144A Ser. 2004-4, Class C
3.72%	02/15/12(h)	Baa2	1,340	1,344,655
Ser. 2004-C, Class C
3.69%	03/15/12(h)	Baa2	1,170	1,167,258
Bank One Issuance Trust,
Ser. 2003-C1, Class C1
4.54%	09/15/10	Baa2	1,820	1,831,954
Centex Home Equity,
Ser. 2005-A, Class M2
6.814%	01/25/35(h)	Aa2	1,790	1,785,700
Chase Issuance Trust,
Ser. 2005-A4, Class A4
4.23%	01/15/13	Aaa	3,200	3,205,120
Citibank Credit Card Issurance Trust,
Ser. 2003-C3, Class C3
4.45%	04/07/10	Baa2	1,300	1,305,752
Equity One Abs, Inc.,
Ser. 2004-3, Class M1
5.70%	07/25/34	Aa2	1,280	1,310,008
First Franklin Mortgage Loan Trust,
Ser. 2005-FFH1, Class M2
3.834%	06/25/36(h)	Aa2	1,450	1,449,911
Household Mortgage Loan Trust,
Ser. 2003-HC2, Class M
3.86%	06/20/33(h)	Aa2	714	714,685
Ser. 2004-HC1, Class M
3.76%	02/20/34(h)	Aa2	607	607,371

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Asset Backed Securities (cont’d.)
MBNA Master Credit Card Trust,
Ser. 1999-J, Cl. A
7.00%	02/15/12	Aaa	$1,830	$2,031,800
Ser. 2000-E, Cl. A
7.80%	10/15/12	Aaa	2,940	3,416,293
Morgan Stanley ABS Capital I,
Ser. 2004-NC3, Class M2
4.41%	03/25/34(h)	A2	1,460	1,477,256
Prestige Auto Receivables Trust,
Ser. 2004-1, Class A2, 144A (cost 1,396,273; purchased 6/23/04)(i)
3.69%	06/15/11(k)	Aaa	1,396	1,389,185
Residential Asset Mortgage Products, Inc.,
Ser. 2004-RS11, Class MII1
3.884%	12/25/34(h)	Aa1	1,400	1,404,766
Saxon Asset Securities Trust,
Ser. 2005-2, Class M2
3.754%	10/25/35(h)	Aa2	1,170	1,169,735
WFS Financial Owner Trust,
Ser. 2004-4, Class D
3.58%	05/17/12	Baa2	1,283	1,271,882

				26,883,331

Automotive — 0.3%
Auburn Hills Trust,
Debs.
12.375%	05/01/20	A3	1,080	1,635,147
Equus Cayman Finance Ltd.,
Notes, 144A, (Cayman Islands)
5.50%	09/12/08(k)	Baa3	315	320,345
Ford Motor Credit Co.,
Notes
6.625%	06/16/08(b)	Baa2	1,430	1,412,337
7.00%	10/01/13(b)	Baa2	2,265	2,173,220
7.875%	06/15/10	Baa2	2,405	2,383,956
General Motors Acceptance Corp.,
8.00%	11/01/31	Baa2	1,300	1,160,046
Sr. Unsub. Notes
5.85%	01/14/09(b)	Baa2	1,830	1,715,462
6.125%	01/22/08	Baa2	575	556,610
Hyundai Motor Manufacturing LLC,
Gtd. Notes, 144A
5.30%	12/19/08(k)	Baa3	500	505,716
Nissan Motor Acceptance Corp.
Notes, 144A
4.625%	03/08/10(k)	Baa1	470	470,461

				12,333,300

Banking — 0.5%
Bank of America Corp.,
Sr. Notes
5.375%	06/15/14(b)	Aa2	2,100	2,231,336
Bank One Corp.,
Sub. Notes
7.875%	08/01/10	A1	2,250	2,601,284
Citigroup, Inc.,
Notes
5.625%	08/27/12	Aa2	2,800	2,990,761
6.00%	10/31/33	Aa2	935	1,037,698
6.625%	06/15/32	Aa2	515	614,786

SEE NOTES TO FINANCIAL STATEMENTS.

B36

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Banking (cont’d.)
Sub. Notes
5.00%	09/15/14	Aa2	$454	$464,417
J.P. Morgan Chase & Co.,
Sr. Notes
4.50%	11/15/10	Aa3	740	745,391
5.25%	05/30/07	Aa3	210	214,389
Sub. Notes
6.50%	01/15/09	A1	1,100	1,182,013
Mizuho Financial Ltd. 144A,
(Cayman Islands), Bank Gtd. Notes
5.79%	04/15/14(k)	A2	815	857,256
Santander Central Hispano Issuances,
Bank Gtd. Notes
7.625%	09/14/10	A1	695	801,154
Wachovia Bank NA,
Sub. Notes
7.80%	08/18/10	Aa3	2,100	2,439,234
Washington Mutual Bank,
5.65%	08/15/14	A3	180	189,526
Sub. Notes
5.125%	01/15/15	A3	320	325,044
Wells Fargo & Co.,
Sub. Notes
5.125%	09/15/16	Aa2	210	218,123
Wells Fargo Bank,
Sub. Notes
6.45%	02/01/11	Aa1	2,000	2,206,022

				19,118,434

Brokerage — 0.3%
Goldman Sachs Group, Inc.,
Notes
5.125%	01/15/15	Aa3	1,110	1,130,591
Lehman Brothers Holdings, Inc.,
Notes
6.625%	01/18/12	A1	1,670	1,865,196
Merrill Lynch & Co., Inc.,
Notes
4.25%	02/08/10	Aa3	1,170	1,167,096
5.00%	01/15/15	Aa3	1,890	1,935,233
Morgan Stanley,
5.30%	03/01/13	Aa3	845	878,154
Sub. Notes
4.75%	04/01/14	A1	1,170	1,152,648
The Goldman Sachs Group, Inc.,
Sub. Notes
6.345%	02/15/34	A1	970	1,051,004

				9,179,922

Building Materials & Construction — 0.1%
American Standard, Inc.,
Gtd. Notes
7.625%	02/15/10	Baa3	770	860,268
D.R. Horton, Inc.,
Sr. Notes
5.625%	09/15/14(b)	Ba1	1,230	1,228,227
Hanson PLC,
Sr. Unsub.
7.875%	09/27/10(b)	Baa1	1,000	1,156,044

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Building Materials & Construction (cont’d.)
The Ryland Group, Inc.,
Sr. Notes
5.375%	06/01/08	Baa3	$440	$449,771

				3,694,310

Cable — 0.2%
Comcast Corp.,
Class A
5.65%	06/15/35	Baa2	1,325	1,319,446
Continental Cablevision, Inc.,
Sr. Notes
8.30%	05/15/06	Baa2	4,000	4,146,420
Cox Communications, Inc.,
Notes, Class A
5.45%	12/15/14	Baa3	660	673,646
6.75%	03/15/11	Baa3	950	1,034,408

				7,173,920

Capital Goods — 0.3%
Caterpillar, Inc.,
Debs.
7.25%	09/15/09	A2	700	777,808
Cooper Cameron Corp.,
Sr. Notes
2.65%	04/15/07	Baa1	330	320,158
FedEx Corp.,
Notes
2.65%	04/01/07	Baa2	1,600	1,558,310
Honeywell International, Inc.,
Bonds
6.125%	11/01/11	A2	1,095	1,199,602
Hutchison Whampoa International Ltd.,
Gtd. Notes, 144A
5.45%	11/24/10(k)	A3	825	852,420
Tyco International Group SA,
Gtd. Notes
6.00%	11/15/13	Baa3	1,265	1,375,680
United Technologies Corp.,
4.875%	05/01/15	A2	1,125	1,150,786
Debs.
8.875%	11/15/19	A2	460	644,824
Notes
6.35%	03/01/11	A2	825	908,871
Waste Management, Inc.,
Gtd. Notes
7.75%	05/15/32	Baa3	540	685,029

				9,473,488

Chemicals — 0.3%
Huntsman International LLC,
Gtd. Notes
9.875%	03/01/09	B2	1,750	1,872,500
IMC Global, Inc.,
Gtd. Notes, Ser. B
11.25%	06/01/11	Ba3	1,750	1,933,750
Lubrizol Corp.,
Sr. Notes
4.625%	10/01/09	Baa3	860	860,108

SEE NOTES TO FINANCIAL STATEMENTS.

B37

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Chemicals (cont’d.)
Lyondell Chemical Co.,
Gtd. Notes
9.50%	12/15/08(b)	B1	$2,150	$2,287,062
The Dow Chemical Co.,
Notes
5.97%	01/15/09	A3	390	411,847
6.00%	10/01/12	A3	700	767,089
6.125%	02/01/11	A3	685	743,709

				8,876,065

Collateralized Mortgage Obligations — 0.3%
Banc of America Mortgage Securities,
Ser. 2005-A, Class 2A1
4.49%	02/25/35(h)	Aaa	1,484	1,480,911
Ser. 2005-B, Class 2A1
4.424%	03/25/35(h)	Aaa	1,502	1,496,933
Countrywide Alternative Loan Trust,
Ser. 2004-18CB, Class 3A1
5.25%	09/25/19	Aaa	2,590	2,577,329
Master Alternative Loans Trust,
Ser. 2004-4, Class 4A1
5.00%	04/25/19	Aaa	813	819,489
Structured Adjustable Rate Mortgage Loan,
Ser. 2004-1, Class 4A3
4.17%	02/25/34(h)	Aaa	2,063	2,054,877
Washington Mutual Mortgage Pass-Through Certificate,
Ser. 2005-1, Class 3A (cost 853,885; purchased 2/14/05)(j)
5.00%	03/25/20	Aaa	845	850,218
Washington Mutual, Inc.,
Ser. 2002-AR15, Class A5
4.38%	12/25/32(h)	Aaa	908	905,601

				10,185,358

Commercial Mortgage Backed Securities — 2.2%
Bank of America Commercial Mortgage, Inc.,
Ser. 2005-3, Class A-4
4.668%	07/10/43	Aaa	2,300	2,300,359
Ser. 2003-2, Class A3
4.873%	03/11/41(h)	Aaa(f)	2,500	2,570,238
Ser. 2004-2, Class A4
4.153%	11/10/38(h)	Aaa	2,800	2,765,983
Bear Stearns Commercial Mortgage Securities,
Ser. 2005-T18, Class AAB
4.823%	02/13/42(h)	Aaa	1,775	1,814,979
Commercial Mortgage Pass-Through Certificate,
Ser. 2004-LB2A, Class X2, 144A
1.085%	03/10/39(h)	Aaa	14,203	544,580
CS First Boston Mortgage Securities Corp.,
Ser. 2004-C3, Class A4
4.835%	07/15/36	Aaa	880	898,082
Ser. 2004-C4, Class A4
4.283%	10/15/39(h)	Aaa	1,400	1,387,813
DLJ Commercial Mortgage Corp.,
Ser. 2000-CF1, Class A1B
7.62%	06/10/33	Aaa(f)	2,710	3,074,681
General Electric Capital Commercial Mortgage Corp.,
Ser. 2004-C2, Class X2
0.703%	03/10/40(h)	Aaa	25,797	688,798

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Commercial Mortgage Backed Securities (cont’d.)
Greenwich Capital Commercial Funding Corp.,
Ser. 2003-C1, Class A4
4.111%	07/05/35	Aaa	$7,700	$7,525,618
Ser. 2003-C2, Class A2
4.022%	01/05/36	Aaa	5,000	4,952,422
Ser. 2003-C2, Class A3
4.533%	01/05/36	Aaa	2,750	2,770,310
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
Ser. 2005-LDP2, Class A5B
4.659%	07/15/42	Aaa	6,350	6,407,786
Ser. 2004-C2, Class A3
5.215%	05/15/41(h)	Aaa	5,100	5,355,400
J.P. Morgan Commercial Mortgage Finance Corp.,
Ser. 2000-C10, Class A2
7.371%	08/15/32	Aaa	8,250	9,211,715
Ser. 2003-CB6, Class A2
5.255%	07/12/37	Aaa	2,100	2,203,021
KeyCorp.
Ser. 2000-C1, Class A2
7.727%	05/17/32	Aaa	9,000	10,152,416
LB-UBS Commercial Mortgage Trust,
Ser. 2003-C8, Class A3
4.83%	11/15/27	Aaa	1,460	1,493,805
Ser. 2004-C6, Class A5
4.826%	08/15/29(h)	Aaa(f)	3,910	3,994,292
Merrill Lynch Mortgage Trust,
Sr. 2004-KEY2, Class A3
4.615%	08/12/39	Aaa	2,000	2,016,267
Sr. 2004-MKB1, Class A3
4.892%	02/12/42	Aaa	3,200	3,271,717
PNC Mortgage Acceptance Corp.,
Ser. 1999-CM1, Class A1B
7.33%	12/10/32	Aaa(f)	2,100	2,333,374

				77,733,656

Consumer Services — 0.1%
Cendant Corp.,
Notes
6.875%	08/15/06	Baa1	1,320	1,357,050
Sr. Notes
6.25%	01/15/08	Baa1	885	923,159
7.375%	01/15/13	Baa1	10	11,450

				2,291,659

Electric — 0.7%
Appalachian Power Co.,
Sr. Notes
4.40%	06/01/10	Baa2	620	618,030
Arizona Public Service Co.,
Notes
7.625%	08/01/05	Baa1	5,000	5,015,370
Boston Edison Co.,
Debs.
4.875%	04/15/14	A1	565	579,606

SEE NOTES TO FINANCIAL STATEMENTS.

B38

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Electric (cont’d.)
CenterPoint Energy Houston Electric LLC,
Mtge. Bonds, Ser. J2
5.70%	03/15/13	Baa2	$740	$790,003
Mtge. Bonds, Ser. K2
6.95%	03/15/33	Baa2	590	733,579
Consumers Energy Co.,
First Mtge. Bonds, Ser. B
5.375%	04/15/13	Baa3	325	337,110
Dominion Resources, Inc.,
Sr. Notes
5.125%	12/15/09	Baa1	970	995,626
Duke Capital LLC,
Sr. Notes
4.331%	11/16/06	Baa3	700	700,935
6.25%	02/15/13	Baa3	235	253,688
8.00%	10/01/19	Baa3	215	266,093
El Paso Electric Co.,
Sr. Unsec. Notes
6.00%	05/15/35	Baa3	1,030	1,078,721
Empresa Nacional de Elecricidad S.A. (Chile),
8.50%	04/01/09	Ba1	1,070	1,189,437
Energy East Corp.,
Notes
6.75%	09/15/33	Baa2	630	735,134
FirstEnergy Corp.,
Notes
7.375%	11/15/31	Baa3	735	898,448
Florida Power & Light Co.,
5.95%	10/01/33	Aa3	610	695,184
Indiana Michigan Power Co.,
Sr. Notes
5.05%	11/15/14	Baa2	460	465,308
National Rural Utilities Cooperative Finance Corp.,
Notes
7.25%	03/01/12	A2	185	214,485
NiSource Finance Corp.,
Gtd. Notes
7.625%	11/15/05	Baa3	600	607,870
Oncor Electric Delivery Co.,
Debs.
6.375%	01/15/15	Baa1	345	382,416
7.00%	09/01/22	Baa2	475	555,223
7.25%	01/15/33	Baa1	250	311,715
Pacific Gas & Electric Co.,
First Mtge.
6.05%	03/01/34	Baa1	1,930	2,127,032
Pepco Holdings, Inc.,
Notes
5.50%	08/15/07	Baa2	565	577,527
PPL Electric Utilities,
Second Mtge.
6.25%	08/15/09	Baa1	1,500	1,603,061
Progress Energy, Inc.,
Sr. Notes
6.75%	03/01/06	Baa2	1,410	1,434,045

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Electric (cont’d.)
Southern California Edison Co.,
First Mtge.
4.65%	04/01/15	A3	$470	$470,188
Xcel Energy, Inc.,
Sr. Notes
3.40%	07/01/08	Baa1	605	589,592
7.00%	12/01/10	Baa1	190	211,373

				24,436,799

Energy – Integrated — 0.1%
Conoco, Inc.,
Sr. Notes
6.95%	04/15/29	A3	570	716,100
ConocoPhillips,
Notes
8.75%	05/25/10	A3	1,505	1,792,824
Marathon Oil Corp.,
Notes
6.125%	03/15/12	Baa1	765	832,632

				3,341,556

Energy – Other — 0.4%
B.J. Services Co.,
Sr. Notes
7.00%	02/01/06	Baa2	4,000	4,055,580
Devon Energy Corp.,
Sr. Notes
2.75%	08/01/06(e)	Baa2	2,390	2,348,507
Halliburton Co.,
Notes
5.50%	10/15/10	Baa2	150	157,309
Kerr-McGee Corp.,
Gtd. Notes
5.875%	09/15/06	Ba3	930	941,962
Nexen, Inc.
Notes
5.875%	03/10/35	Baa2	730	741,907
Occidental Petroleum Corp.,
Sr. Notes
6.75%	01/15/12	A3	735	831,882
Precision Drilling Corp. (Canada),
Notes
5.625%	06/01/14	Baa2	390	403,244
Talisman Energy, Inc.,
Notes
5.125%	05/15/15	Baa1	595	607,478
Union Oil Co.,
Gtd. Notes
7.35%	06/15/09	Baa2	650	720,637
Valero Energy Corp.,
Notes
7.50%	04/15/32	Baa3	145	178,976
Woodside Petroleum Ltd.,
Gtd. Notes, 144A
5.00%	11/15/13(k)	Baa1	1,315	1,354,417

				12,341,899

SEE NOTES TO FINANCIAL STATEMENTS.

B39

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Foods — 0.4%
Albertson’s, Inc.,
Debs.
8.00%	05/01/31	Baa2	$265	$321,275
Archer-Daniels-Midland Co.,
Debs.
8.125%	06/01/12	A2	300	362,785
Cadbury Schweppes US Finance,
Notes, 144A
3.875%	10/01/08(k)	Baa2	810	798,680
Cargill, Inc.,
Notes, 144A
3.625%	03/04/09(k)	A2	1,875	1,833,891
ConAgra Foods, Inc.,
Notes
7.875%	09/15/10	Baa1	650	747,954
Diageo Capital PLC,
Notes, (Great Brittan)
4.375%	05/03/10	A2	320	321,661
General Mills, Inc.,
Notes
5.125%	02/15/07	Baa2	350	355,457
Kellogg Co.,
Notes
6.60%	04/01/11	Baa1	1,875	2,077,937
Kraft Foods, Inc.,
Notes
4.625%	11/01/06	A3	2,700	2,717,626
5.25%	06/01/07	A3	300	305,836
5.625%	11/01/11	A3	850	901,699
PepsiAmericas, Inc.,
Notes
4.875%	01/15/15	Baa1	570	580,572
Safeway, Inc.,
Notes
2.50%	11/01/05	Baa2	1,400	1,392,880
The Kroger Co.,
Gtd. Notes
6.75%	04/15/12	Baa2	45	49,829
6.80%	04/01/11	Baa2	670	735,726
Tyson Foods, Inc.,
Notes
6.625%	10/17/05	Baa3	375	377,374
7.25%	10/01/06	Baa3	405	419,799
8.25%	10/01/11	Baa3	95	112,667
Yum! Brands, Inc.,
Sr. Notes
8.875%	04/15/11	Baa3	180	218,092

				14,631,740

Gaming — 0.1%
Harrah’s Casinos Co., Inc.,
Gtd. Notes
7.875%	12/15/05	Ba1	975	989,625
Harrah’s Operating Co., Inc.,
Gtd. Notes
5.50%	07/01/10	Baa3	625	645,028

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Gaming (cont’d.)
Harrahs Operating Co., Inc.
Bonds, 144A
5.625%	06/01/15(k)	Baa3	$915	$931,971
Mandalay Resort Group,
Sr. Sub. Notes
9.375%	02/15/10	Ba3	10	11,175

				2,577,799

Health Care & Pharmaceutical — 0.3%
Bristol-Myers Squibb Co.,
Notes
5.75%	10/01/11	A1	555	593,789
Glaxosmithkline Capital, Inc.,
Gtd. Notes
4.375%	04/15/14	Aa2	255	253,608
Merck & Co., Inc.,
Debs.
5.95%	12/01/28	Aa3	165	183,545
Pharmacia Corp.,
Debs.
6.50%	12/01/18	Aaa	1,550	1,819,954
6.75%	12/15/27	Aaa	915	1,126,647
Schering-Plough Corp.
5.55%	12/01/13(h)	Baa1	1,580	1,675,196
Wellpoint, Inc.,
Note
5.00%	12/15/14	Baa1	860	878,150
5.95%	12/15/34	Baa1	785	856,875
WellPoint, Inc.,
Notes
3.50%	09/01/07	Baa1	1,560	1,538,043
Wyeth,
Notes
6.45%	02/01/24	Baa1	475	540,851

				9,466,658

Insurance — 0.2%
American International Group, Inc.,
4.25%	05/15/13	Aa2	1,305	1,265,688
Axa (France),
Sub. Notes
8.60%	12/15/30	A3	155	211,076
Everest Reinsurance Holdings
(Bermuda), Notes
5.40%	10/15/14	A3	615	631,630
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
7.00%	03/15/34(k)	Baa3	720	757,727
Metlife, Inc.,
5.70%	06/15/35	A2	1,020	1,051,492
MetLife, Inc.,
Notes
6.125%	12/01/11	A2	335	363,817
Sr. Notes
6.375%	06/15/34	A2	70	79,205
The Allstate Corp.,
Sr. Notes
5.55%	05/09/35	A1	710	734,701

SEE NOTES TO FINANCIAL STATEMENTS.

B40

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Insurance (cont’d.)
W.R. Berkley Corp.,
Sr. Notes
5.60%	05/15/15	Baa2	$555	$565,209
6.15%	08/15/19	Baa2	460	481,159
XL Capital Ltd.,
Sr. Notes
5.25%	09/15/14	A2	85	86,218

				6,227,922

Lodging — 0.2%
Carnival Corp.,
Gtd. Notes
3.75%	11/15/07	A3	2,205	2,183,221
Carnival PLC,
Gtd. Notes
7.30%	06/01/07	A3	260	273,774
Host Marriott L.P.,
7.00%	08/15/12(b)	Ba3	1,150	1,193,125
La Quinta Inns, Inc.,
Sr. Notes
7.40%	09/15/05	Ba3	1,700	1,706,375
Royal Caribbean Cruises Ltd.,
Sr. Notes
8.00%	05/15/10	Ba1	1,770	1,960,275

				7,316,770

Media & Entertainment — 0.3%
British Sky Broadcasting Group PLC
(United Kingdom), Gtd. Notes
7.30%	10/15/06	Baa2	660	685,541
Clear Channel Communications, Inc.,
Sr. Notes
7.65%	09/15/10	Baa3	250	270,773
8.00%	11/01/08	Baa3	575	618,222
News America, Inc.,
Gtd. Notes
7.625%	11/30/28	Baa3	1,050	1,268,138
Notes
5.30%	12/15/14	Baa3	1,380	1,415,895
R.R. Donnelley & Sons Co.,
Notes, 144A
5.50%	05/15/15(k)	Baa2	830	842,578
Time Warner Cos., Inc.,
Debs.
7.25%	10/15/17(b)	Baa1	790	938,360
Time Warner, Inc.,
Gtd. Notes
6.875%	05/01/12	Baa1	1,345	1,517,726
7.70%	05/01/32	Baa1	680	860,216
Viacom, Inc.,
Gtd. Notes
7.875%	07/30/30	A3	370	434,036
Walt Disney Co.,
Sr. Notes
5.375%	06/01/07	Baa1	225	230,078
6.75%	03/30/06	Baa1	1,016	1,036,147

				10,117,710

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Metals
Alcan, Inc.,
Notes
5.00%	06/01/15	Baa1	$600	$602,764
5.20%	01/15/14	Baa1	105	107,614
6.125%	12/15/33	Baa1	160	171,398

				881,776

Municipals — 0.1%
Illinois St., Taxable Pension, G.O.,
5.10%	06/01/33	Aa3	4,880	5,068,514

Non Captive Finance — 0.6%
Berkshire Hathaway Financial Corp.,
Gtd. Notes, 144A
4.75%	05/15/12(k)	Aaa	830	837,577
Capital One Bank Corp.,
Notes
6.50%	06/13/13	Baa3	20	22,005
6.875%	02/01/06	Baa2	1,540	1,564,343
Capital One Financial Corp.,
Notes
5.50%	06/01/15	Baa3	825	844,008
Sr. Notes
5.25%	02/21/17	Baa3	305	302,320
CIT Group Co. (Canada),
Notes, 144A
5.20%	06/01/15(b)	A2	1,210	1,223,661
CIT Group, Inc.,
4.25%	02/01/10	A2	400	397,024
CIT Group, Inc.,
Sr. Notes
5.50%	11/30/07	A2	990	1,017,757
Dow Jones CDX High Yield Trust,
Pass-Thru Certificates, 144A
6.75%	06/29/10(b)	Ba3	2,035	2,036,272
General Electric Capital Corp.,
Notes
6.125%	02/22/11	Aaa	3,230	3,509,301
6.75%	03/15/32	Aaa	2,100	2,591,375
Household Finance Corp.,
Notes
4.75%	05/15/09	A1	640	649,194
6.375%	11/27/12	A1	155	171,428
7.00%	05/15/12	A1	1,300	1,474,690
HSBC Finance Corp.,
Notes
5.00%	06/30/15	A1	840	846,558
6.75%	05/15/11	A1	430	477,278
International Lease Finance Corp.,
Notes
3.50%	04/01/09	A1	580	558,513
Residential Capital Corp.,
Notes, 144A
6.375%	06/30/10(k)	Baa2	950	954,571

				19,477,875

SEE NOTES TO FINANCIAL STATEMENTS.

B41

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Paper — 0.1%
International Paper Co.,
Notes
5.25%	04/01/16	Baa2	$480	$476,463
MeadWestvaco Corp.,
Notes
2.75%	12/01/05	Baa2	1,010	1,005,070
Weyerhaeuser Co.,
Notes
7.375%	03/15/32	Baa2	1,055	1,244,030

				2,725,563

Pipelines & Other — 0.2%
Atmos Energy Corp.,
Notes
4.00%	10/15/09	Baa3	1,270	1,242,491
Duke Energy Field Services, Inc.,
Notes
7.875%	08/16/10	Baa2	1,110	1,274,259
Enbridge Inc.,
4.90%	03/01/15	A3	500	506,728
Enterprise Products Operating LP,
Notes, 144A
5.00%	03/01/15(k)	Baa3	315	309,308
Ser. B, Sr. Notes
4.00%	10/15/07(b)	Baa3	780	772,207
Sr. Gtd. Notes
6.375%	02/01/13	Baa3	720	780,171
Magellan Midstream Partners LP,
Unsub. Notes
5.65%	10/15/16	Ba1	610	630,511
Sempra Energy,
Sr. Notes
4.621%	05/17/07	Baa1	630	632,975

				6,148,650

Railroads — 0.1%
Burlington Northern Santa Fe Corp.,
Debs.
7.95%	08/15/30	Baa2	560	767,590
Norfolk Southern Corp.,
Bonds
7.80%	05/15/27	Baa1	18	23,871
Sr. Unsec. Notes
5.64%	05/17/29	Baa1	477	498,856
Union Pacific Corp.,
Notes
6.625%	02/01/08	Baa2	1,390	1,468,773

				2,759,090

Real Estate Investment Trust
Post Apartment Homes LP,
5.45%	06/01/12	Baa3	435	437,779

Retailers — 0.1%
May Department Stores Co.,
Gtd. Notes
8.50%	06/01/19	Baa2	225	285,976
Notes
6.70%	07/15/34	Baa2	725	810,566

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Retailers (cont’d.)
Target Corp.,
Notes
5.95%	05/15/06	A2	$1,000	$1,015,688
7.50%	07/15/06	A2	1,150	1,186,372

				3,298,602

Technology — 0.2%
Computer Associates International, Inc.,
Sr. Notes, 144A
4.75%	12/01/09(k)	Ba1	1,175	1,171,260
Equifax, Inc.,
Notes
4.95%	11/01/07	Baa1	320	325,958
First Data Corp.,
Notes
4.85%	10/01/14	A1	540	548,184
International Business Machines Corp.,
Debs.
5.875%	11/29/32	A1	1,150	1,275,248
Jabil Circuit, Inc.,
St. Notes
5.875%	07/15/10	Baa3	770	797,471
Motorola, Inc.,
Notes
4.608%	11/16/07	Baa2	950	957,267
7.625%	11/15/10	Baa2	750	858,169
Seagate Technology Hdd Holdings,
8.00%	05/15/09(a)	Ba2	1,225	1,303,094
SunGard Data Systems, Inc.,
Bonds
4.875%	01/15/14	Baa3	370	296,000
Notes
3.75%	01/15/09	Baa3	700	637,697

				8,170,348

Telecommunications — 0.9%
AT&T Wireless Services, Inc.,
Notes
8.125%	05/01/12	Baa2	640	766,814
Sr. Notes
7.35%	03/01/06	Baa2	1,756	1,794,372
8.75%	03/01/31	Baa2	539	755,483
BellSouth Corp.,
Bonds
6.55%	06/15/34	A2	15	17,079
Notes
4.20%	09/15/09	A2	1,175	1,170,831
British Telecom PLC
(United Kingdom), Bonds
7.00%	05/23/07	Baa1	1,265	1,326,985
8.875%	12/15/30	Baa1	210	296,447
CenturyTel, Inc.,
Sr. Notes
7.875%	08/15/12	Baa2	130	148,494
Cingular Wireless LLC,
Sr. Notes
7.125%	12/15/31	Baa2	505	605,017

SEE NOTES TO FINANCIAL STATEMENTS.

B42

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Telecommunications (cont’d.)
Citizens Communications Co.,
Debs.
7.60%	06/01/06	Ba3	$1,100	$1,119,250
Deutsche Telekom International Finance
BV (Netherlands), Gtd. Notes
8.75%	06/15/30(h)	A3	610	825,927
France Telecom SA (France),
Notes
8.75%	03/01/31	A3	385	536,769
Koninlijke (Royal) KPN NV (Netherlands),
Sr. Notes
8.00%	10/01/10(b)	Baa1	1,720	1,991,622
Nextel Communications, Inc.,
Sr. Notes
5.95%	03/15/14	Ba3	1,160	1,204,950
SBC Communications, Inc.,
Bonds
6.45%	06/15/34	A2	115	129,297
Notes
4.125%	09/15/09	A2	1,070	1,061,133
5.625%	06/15/16	A2	585	616,818
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	Baa3	2,195	2,519,601
8.75%	03/15/32(b)	Baa3	230	319,956
Telecom de Puerto Rico,
Gtd. Notes
6.65%	05/15/06	Baa1	2,700	2,754,737
6.80%	05/15/09	Baa1	3,065	3,281,451
Telecom Italia Capital,
Gtd. Notes
5.25%	11/15/13	Baa2	775	786,784
Gtd. Notes, 144A
4.95%	09/30/14(k)	Baa2	2,070	2,049,600
6.00%	09/30/34(k)	Baa2	935	954,563
Telefonica Europe BV (Netherlands),
Gtd. Notes
7.75%	09/15/10	A3	1,150	1,326,852
Telus Corp.,
Notes
8.00%	06/01/11	Baa2	1,255	1,467,725
Verizon Global Funding Corp.,
Notes
7.75%	12/01/30	A2	320	413,200
Vondafone Group PLC (United Kingdom),
Notes
5.375%	01/30/15	A2	205	216,300
7.75%	02/15/10	A2	800	913,428

				31,371,485

Tobacco
Altria Group, Inc.,
Notes
7.00%	07/15/05	Baa2	460	460,526
7.65%	07/01/08(b)	Baa2	590	642,373

				1,102,899

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Foreign Government Bonds — 0.4%
Hydro-Quebec (Canada),
8.00%	02/01/13	A1	$1,500	$1,849,394
Korea Development Bank,
Notes
4.75%	07/20/09	A3	1,180	1,195,458
Pemex Project Funding Master Trust,
Gtd. Notes, 144A
9.50%	09/15/27(k)	Baa1	2,200	2,871,000
Notes
7.875%	02/01/09	Baa1	1,750	1,911,875
8.50%	02/15/08	Baa1	1,430	1,565,850
Petrobras International Finance Co.,
Sr. Notes
9.75%	07/06/11	Baa1	225	266,625
Quebec Province (Canada),
Debs.
5.75%	02/15/09	A1	500	528,383
Notes
4.60%	05/26/15	A1	735	743,476
Republic of Italy (Italy),
5.375%	06/15/33	Aa2	800	865,291
6.00%	02/22/11	Aa2	390	427,457
Republic of Malaysia (Malaysia),
Bonds
7.50%	07/15/11	A3	300	349,576
Republic of South Africa (South Africa),
6.50%	06/02/14	Baa1	475	530,219
The Export-Import Bank of Korea,
Notes, 144A
4.125%	02/10/09(k)	A3	860	852,693
United Mexican States (Mexico),
Notes
7.50%	01/14/12(b)	Baa1	1,500	1,701,000

				15,658,297

Mortgage Backed Securities — 8.6%
Federal Home Loan Mortgage Corp.,
4.50%	11/01/18-06/01/19	(i)	5,692	5,671,838
5.00%	06/01/18-05/01/34	(i)	11,666	11,798,737
5.001%	TBA		12,000	12,032,812
5.50%	12/01/33-06/01/34	(i)	14,045	14,250,823
6.00%	03/01/32-12/01/33		4,986	5,127,615
6.00%	TBA		5,000	5,121,875
6.50%	05/01/14-09/01/14	(i)	761	792,248
7.00%	01/01/31-11/01/33	(i)	8,600	9,055,057
Federal National Mortgage Assn.,
4.00%	06/01/19(i)		2,707	2,651,724
4.50%	01/01/19-01/01/35	(i)	16,134	15,986,120
4.501%	TBA		2,500	2,488,280
4.977%	07/01/33(h)		1,704	1,728,645
5.00%	10/01/18-07/01/33	(i)	4,617	4,669,292
5.001%	TBA		54,500	54,576,566
5.50%	03/01/16-04/01/34	(i)	48,626	49,371,830
5.501%	TBA		34,000	34,454,062
6.00%	04/01/13-02/01/35	(i)	29,765	30,562,817
6.001%	TBA		7,500	7,714,373
6.50%	07/01/17-10/01/34	(i)	7,392	7,661,098
6.50%	TBA		2,500	2,586,720
7.00%	08/01/11-07/01/32	(i)	2,606	2,750,528
7.50%	06/01/12-05/01/32	(i)	2,272	2,413,149

SEE NOTES TO FINANCIAL STATEMENTS.

B43

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Mortgage Backed Securities (cont’d.)
Government National Mortgage Assn.,
5.50%	08/15/33-02/15/34		$2,354	$2,406,187
6.00%	02/15/33-06/20/34		4,382	4,519,801
Government National Mortgage Assn.,
6.50%	TBA		2,000	2,088,750
6.50%	10/15/23-08/15/32		8,977	9,401,084
8.00%	01/15/24-04/15/25		447	483,547

				302,365,578

U.S. Government Agency Obligations — 1.8%
Federal Farm Credit Bank,
3.00%	12/17/07(b)		10,180	10,002,329
Federal Home Loan Bank
3.75%	08/18/09(b)		1,895	1,882,993
4.50%	05/13/11		160	163,379
Federal Home Loan Mortgage Corp.,
5.00%	07/15/14		2,810	2,964,075
Federal National Mortgage Assn.
3.875%	07/15/08		14,470	14,458,873
3.875%	02/15/10(b)		1,050	1,047,967
4.125%	05/15/10		14,390	14,475,059
4.25%	05/15/09		6,045	6,110,383
5.25%	08/01/12		6,535	6,888,197
5.50%	07/18/12		7,200	7,207,099

				65,200,354

U.S. Government Obligation — 2.6%
United States Treasury Bonds,
2.375%	01/15/25		516	564,920
5.375%	02/15/31(b)		10,630	12,543,400
6.00%	02/15/26		1,885	2,322,526
6.25%	08/15/23		2,500	3,115,528
8.75%	05/15/20		1,255	1,882,009
8.875%	08/15/17		1,950	2,834,126
8.875%	02/15/19		2,060	3,062,400
9.00%	11/15/18		5,727	8,556,046
9.125%	05/15/18		3,995	5,976,428
9.25%	02/15/16		1,647	2,386,220
United States Treasury Notes,
1.625%	09/30/05		5,000	4,981,055
3.125%	01/31/07		7,430	7,371,370
3.625%	04/30/07(b)		10,240	10,234,399
3.625%	01/15/08		13,970	14,782,178
4.125%	05/15/15(b)		10,050	10,196,820
4.75%	05/15/14		435	461,576
United States Treasury Strips, I/O,
Zero	05/15/18		1,248	723,557

				91,994,558

TOTAL LONG-TERM BONDS (cost $830,974,311)				844,219,256

WARRANTS(a)	Units
Lucent Technologies, Inc., Expiring on 12/10/07 (cost $0., purchased 03/04/05)	6,713	5,169

TOTAL LONG-TERM INVESTMENTS (cost $3,206,436,908)	3,391,564,902

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)
SHORT-TERM INVESTMENTS — 23.0%
U.S. Government Obligation — 0.1%
United States Treasury Bills
2.975%	09/15/05	Aaa	$2,300	$2,285,749
			Shares
Mutual Fund — 22.9%
Dryden Core Investment Fund — Taxable Money Market Series (includes $564,697,497 of cash collateral for securities lending) (cost $807,336,310; Note 4)(c)(d)			807,336,310	807,336,310

TOTAL SHORT-TERM INVESTMENTS (cost $809,622,059)				809,622,059

TOTAL INVESTMENTS — 119.5% (cost $4,016,058,967; Note 6)				4,201,186,961
LIABILITIES IN EXCESS OF OTHER ASSETS(l) — (19.5)%				(685,242,127)

TOTAL NET ASSETS — 100.0%				$3,515,944,834

The following abbreviations are used in portfolio descriptions:

G.O.	General Obligation
I/O	Interest Only
NR	Not rated by Moody’s or Standard and Poor’s.
TBA	Securities purchased on a forward commitment basis.

(a)	Non-income producing security.

(b)	All or a portion of securities on loan. The aggregate market value of such securities is $540,944,707; cash collateral of $564,697,497 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(c)	Represents security, or portion thereof, purchased with cash collateral for securities on loan.

(d)	Prudential Investments LLC, the manager of the Fund also serves as manager of Dryden Core Investment Fund-Taxable Money Market Series.

(e)	Security segregated as collateral for futures contracts.

(f)	Standard & Poor’s rating.

(g)	Indicates a fair valued security.

(h)	Indicates a variable rate security.

(i)	Security segregated as collateral for TBA’s.

(j)	Indicates a security that has been deemed illiquid. The aggregate cost of the illiquid security is $2,250,158. The aggregate value, $2,239,403 represents .06% of the net assets.

(k)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be subject to that rule except to qualified institutional buyers unless otherwise noted 144A securities are deemed to be liquid.

SEE NOTES TO FINANCIAL STATEMENTS.

B44

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

(l)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) on financial futures as follows:

Open futures contracts outstanding at June 30, 2005:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2005	Unrealized Appreciation (Depreciation)
Long Positions:
9	Eurodollar	Sep 07	$2,142,589	$2,157,750	$15,162
17	Eurodollar	Sep 06	4,055,187	4,079,150	23,963
9	Eurodollar	Jun 07	2,143,470	2,158,200	14,730
49	S&P 500 Index	Sep 05	14,775,337	14,644,875	(130,461)
159	U.S. Treasury 5Yr Notes	Sep 05	17,339,688	17,313,609	(26,079)
401	U.S. Treasury 5Yr Notes	Sep 05	43,571,156	43,665,140	93,984
103	U.S. Treasury Bonds	Sep 05	11,998,805	12,231,250	232,445

					223,742

Short Positions:
72	U.S. Treasury 10Yr Notes	Sep 05	8,121,658	8,169,750	(48,092)
147	U.S. Treasury 2Yr Notes	Sep 05	30,505,438	30,530,062	(24,624)

					(72,716)

					$151,026

The industry classification of portfolio holdings and other liabilities in excess of assets shown as a percentage of net assets as of June 30, 2005 was as follows:

Money Market Mutual Fund (including 16.1% of collateral received for securities on loan)	23.0%
Mortgage Backed Securities	8.5%
Drugs & Medical Supplies	7.0%
Financial Services	6.9%
Oil & Gas	6.7%
Computer Services	5.2%
Banks & Savings & Loans	4.4%
Telecommunications	3.8%
Retail	3.7%
Diversified Operations	3.6%
Insurance	3.5%
Semiconductors	2.9%
U.S. Government Obligation	2.7%
Food & Beverage	2.5%
Commercial Mortgage Backed Securities	2.2%
Aerospace/Defense	2.1%
U.S. Government Agency Obligations	1.9%
Media	1.7%
Utilities – Electric	1.7%
Cosmetics & Soaps	1.6%
Trucking & Shipping	1.4%
Computers	1.3%
Chemicals	1.2%
Media & Entertainment	1.1%
Hospital Management	1.0%
Apparel	0.9%
Healthcare	0.9%
Pharmaceuticals	0.9%
Restaurants	0.9%
Asset Backed Securities	0.8%
Metal – Steel	0.8%
Electric	0.7%
Tobacco	0.7%
Autos – Cars & Trucks	0.6%
Schools	0.6%
Banking	0.5%
Electronics	0.5%
Household & Personal Care Products	0.5%

Non Captive Finance	0.5%
Construction	0.4%
Consumer Products	0.4%
Energy – Other	0.4%
Foods	0.4%
Internet Software & Services	0.4%
Machinery	0.4%
Foreign Government Bonds	0.4%
Automotive	0.3%
Brokerage	0.3%
Capital Goods	0.3%
Collateralized Mortgage Obligations	0.3%
Forest Products	0.3%
Health Care & Pharmaceutical	0.3%
Manufacturing	0.3%
Cable	0.2%
Distribution/Wholesale	0.2%
Gas Pipelines	0.2%
Lodging	0.2%
Office Equipment & Supplies	0.2%
Photography	0.2%
Pipelines & Other	0.2%
Technology	0.2%
Advertising	0.1%
Building Materials & Construction	0.1%
Commercial Services	0.1%
Consumer Services	0.1%
Containers & Packaging	0.1%
Energy – Integrated	0.1%
Gaming	0.1%
Leisure	0.1%
Metals – Non Ferrous	0.1%
Miscellaneous Consumer Growth	0.1%
Municipals	0.1%
Paper	0.1%
Railroads	0.1%
Real Estate Investment Trust	0.1%
Retailers	0.1%
Waste Management	0.1%

119.5%
(19.5)%

Liabilities in excess of other assets	100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

B45

GLOBAL PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

LONG-TERM INVESTMENTS — 98.0%
COMMON STOCKS	Shares	Value (Note 2)
Austria — 1.1%
Erste Bank der Oesterreichischen Sparkassen AG	86,200	$4,307,558
Raiffeisen International Bank-Holding AG, 144A(a)(e)	54,400	3,476,596

		7,784,154

Bermuda — 1.7%
Marvell Technology Group, Ltd.(a)	176,400	6,710,256
Tyco International, Ltd.	174,900	5,107,080

		11,817,336

Canada — 1.5%
Suncor Energy, Inc.(b)	224,600	10,628,072

France — 5.7%
Sanofi-Aventis	76,500	6,265,173
Schneider Electric SA	142,400	10,708,200
Total SA	86,062	20,138,138
Veolia Environnement	90,300	3,380,137

		40,491,648

Republic of Germany — 3.6%
Metro AG	199,600	9,888,799
RWE AG	148,000	9,503,904
Siemens AG	87,000	6,321,319

		25,714,022

Hong Kong — 2.2%
Cheung Kong Holdings, Ltd.	422,100	4,080,507
Cosco Pacific, Ltd.	3,878,000	7,507,116
Esprit Holdings, Ltd.	276,500	1,993,846
Esprit Holdings, Ltd., 144A(e)	333,500	2,404,874

		15,986,343

Ireland — 1.6%
Anglo Irish Bank Corp., PLC	908,100	11,242,252

Italy — 0.6%
Eni SpA(b)	173,586	4,460,223

Japan — 12.2%
Canon, Inc.(b)	91,400	4,790,686
JFE Holdings, Inc.	358,700	8,815,847
Mitsubishi Corp.(b)	842,000	11,387,177
Mitsubishi Estate Co., Ltd.	718,000	7,856,429
Mitsubishi Tokyo Financial Group, Inc. (MTFG)	848	7,148,307
Mitsui & Co., Ltd.	1,030,000	9,709,181
Nidec Corp.	58,900	6,208,760
Nissan Chemical Industries, Ltd.	848,000	9,090,716
Nissan Motor Co., Ltd.	728,500	7,201,980
Shizuoka Bank, Ltd. (The)	535,300	4,577,911
Sumitomo Realty & Development Co., Ltd.	909,000	10,121,210

		86,908,204

Netherlands — 0.6%
TomTom NV, 144A(a)(e)	179,000	3,929,429

Spain — 2.8%
Banco Bilbao Vizcaya Argentaria, S.A.	645,465	9,917,419

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Spain (cont’d.)
Telefonica SA	632,093	$10,311,730

		20,229,149

Switzerland — 8.2%
Alcon, Inc.	120,200	13,143,870
Holcim Ltd. — Registered	64,500	3,917,781
Novartis AG, ADR	226,000	10,721,440
Roche Holding AG, ADR	271,400	17,180,977
UBS AG — Registered	172,300	13,431,669

		58,395,737

United Kingdom — 7.5%
BHP Billiton PLC	383,000	4,882,378
Cadbury Schweppes PLC	1,022,300	9,728,680
Exel PLC	304,302	4,615,556
Royal Bank of Scotland Group PLC	236,482	7,120,212
Royal Bank of Scotland Group PLC, 144A(e)	110,500	3,327,033
Tesco PLC	2,383,700	13,580,012
Vodafone Group PLC	3,014,654	7,329,415
WPP Group PLC	305,900	3,133,298

		53,716,584

United States — 48.7%
Agilent Technologies, Inc.(a)	166,300	3,828,226
American Express Co.	154,700	8,234,681
American International Group, Inc.	110,000	6,391,000
Amgen, Inc.(a)	165,900	10,030,314
Apple Computer, Inc.(a)	204,000	7,509,240
AtheroGenics, Inc.(a)(b)	37,000	591,260
Bed Bath & Beyond, Inc.(a)	56,400	2,356,392
Charles Schwab Corp. (The)	587,900	6,631,512
Chico’s FAS, Inc.(a)(b)	261,600	8,967,648
Cisco Systems, Inc.(a)	216,800	4,143,048
Cooper Cos., Inc. (The)	52,900	3,219,494
Dell, Inc.(a)	175,900	6,949,809
E.I. du Pont de Nemours & Co.	98,700	4,245,087
eBay, Inc.(a)	132,200	4,363,922
Electronic Arts, Inc.(a)	122,000	6,906,420
Eli Lilly & Co.	154,000	8,579,340
ENSCO International, Inc.	253,100	9,048,325
Federated Department Stores, Inc.(b)	159,700	11,702,816
General Electric Co.	354,200	12,273,030
Gilead Sciences, Inc.(a)	75,950	3,341,041
Gillette Co. (The)	29,200	1,478,396
Google, Inc. (Class “A” Stock)(a)(b)	26,100	7,677,315
GTECH Holdings Corp.	202,100	5,909,404
Halliburton Co.	135,200	6,465,264
IAC / InterActiveCorp.(a)(b)	265,200	6,378,060
Intel Corp.	319,500	8,326,170
J. P. Morgan Chase & Co.(b)	195,600	6,908,592
Keryx Biopharmaceuticals, Inc.(a)	52,700	695,640
Kroger Co. (The)(a)	339,000	6,451,170
Lehman Brothers Holdings, Inc.(b)	61,100	6,066,008
Lowe’s Cos., Inc.(b)	125,600	7,312,432
Mercury Interactive Corp.(a)(b)	147,900	5,673,444
Microsoft Corp.	214,200	5,320,728
Monsanto Co.	172,400	10,838,788

SEE NOTES TO FINANCIAL STATEMENTS.

B46

GLOBAL PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
United States (cont’d.)
Nextel Communications, Inc. (Class “A” Stock)(a)	236,100	$7,628,391
NIKE, Inc. (Class “B” Stock)	102,700	8,893,820
PepsiCo, Inc.	191,300	10,316,809
PETsMART, Inc.(b)	249,200	7,563,220
Pfizer, Inc.	238,600	6,580,588
Phelps Dodge Corp.(b)	77,100	7,131,750
Praxair, Inc.	176,400	8,220,240
Procter & Gamble Co.(b)	169,800	8,956,950
QUALCOMM, Inc.	155,400	5,129,754
Schlumberger, Ltd.	97,100	7,373,774
Smith International, Inc.(b)	63,500	4,044,950
St. Jude Medical, Inc.(a)	227,000	9,899,470
Target Corp.	174,700	9,505,427
UCBH Holdings, Inc.	225,800	3,666,992
UnitedHealth Group, Inc.	230,600	12,023,484
Waste Management, Inc.	123,600	3,502,824
WellPoint, Inc.(a)(b)	83,400	5,807,976
Yahoo! Inc.(a)(b)	167,800	5,814,270

		346,874,705

Total Long-Term Investments (cost $634,762,819)		698,177,858

SHORT-TERM INVESTMENTS — 11.4%
Mutual Fund
Dryden Core Investment Fund — Taxable Money Market Series
(cost $80,881,626; Note 4) (all related to cash collateral received for securities on loan)(c)(d)	80,881,626	$80,881,626

TOTAL INVESTMENTS(f) — 109.4%
(cost $715,644,445; Note 6)		779,059,484
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.4)%		(66,843,361)

TOTAL NET ASSETS — 100.0%		$712,216,123

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2005 was as follows:

Money Market Mutual Fund (including 11.4% of collateral received for securities on loan)	11.4%
Commercial Banks	7.7%
Pharmaceuticals	6.9%
Oil, Gas & Consumable Fuels	4.9%
Chemicals	4.5%
Specialty Retail	4.3%
Food & Staples Retailing	4.2%
Energy Equipment & Services	3.8%
Capital Markets	3.7%
Health Care Equipment & Supplies	3.7%
Industrial Conglomerates	3.3%
Real Estate	3.1%
Multiline Retail	3.0%
Trading Companies & Distributors	3.0%
Metals & Mining	2.9%
Health Care Providers & Services	2.5%
Software	2.5%
Biotechnology	2.1%
Semiconductors & Semiconductor Equipment	2.1%
Wireless Telecommunication Services	2.1%
Computers & Peripherals	2.0%
Internet Software & Services	1.9%
Multi-Utilities	1.8%
Electrical Equipment	1.5%
Internet & Catalog Retail	1.5%
Beverages	1.4%
Diversified Telecommunication Services	1.4%
Electronic Equipment & Instruments	1.4%
Food Products	1.4%
Communications Equipment	1.3%
Household Products	1.3%
Consumer Finance	1.2%
Textiles, Apparel & Luxury Goods	1.2%
Transportation Infrastructure	1.1%
Automobiles	1.0%
Diversified Financial Services	1.0%
Insurance	0.9%
Hotels Restaurants &Leisure	0.8%
Office Electronics	0.7%
Air Freight & Logistics	0.6%
Construction Materials	0.6%
Household Durables	0.6%
Commercial Services & Supplies	0.5%
Media	0.4%
Personal Products	0.2%

109.4%
Liabilities in excess of other assets	(9.4)%

100.0%

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

(a)	Non-income producing security.

(b)	All or portion of securities on loan. The aggregate market value of such securities is $77,437,343; cash collateral of $80,881,626 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series.

(e)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers, unless otherwise noted 144A securities are deemed to be liquid.
(f)	As of June 30, 2005, 94 securities representing $280,405,434 and 36.0% of the total market value were fair valued in accordance with the policies adopted by the Board of Directors.

SEE NOTES TO FINANCIAL STATEMENTS.

B47

GOVERNMENT INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

LONG-TERM INVESTMENTS — 96.1%	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Asset Backed Securities — 5.8%
MBNA Master Credit Card Trust, Series 1999-J, Class A	7.00%	02/15/12	$3,200	$3,552,875
Small Business Administration Participation Certificates, Series 1996-20J, Class 1	7.15%	01/01/17	6.566	6,938,913
Small Business Administration Participation Certificates, Series 1997-20A, Class 1	6.85%	07/01/17	1,879	1,983,820
Small Business Administration Participation Certificates, Series 1997-20D, Class 1	6.00%	09/01/18	3,885	4,064,102
Small Business Administration Participation Certificates, Series 1998-20I, Class 1	7.20%	10/01/16	6,320	6,690,476

				23,230,186

Collateralized Mortgage Obligations — 6.4%
Federal Home Loan Mortgage Corp., Series 2496, Class PM	5.50%	09/15/17	2,819	2,917,278
Federal Home Loan Mortgage Corp., Series 2501, Class MC	5.50%	09/15/17	2,000	2,083,177
Federal Home Loan Mortgage Corp., Series 2513, Class HC	5.00%	10/15/17	2,339	2,394,743
Federal Home Loan Mortgage Corp., Series 2518, Class PV	5.50%	06/15/19	1,920	1,980,225
Federal National Mortgage Association, Series 1993-29, Class PH	6.50%	01/25/23	965	980,034
Federal National Mortgage Association, Series 2002-18, Class PC	5.50%	04/25/17	5,000	5,237,282
Federal National Mortgage Association, Series 2002-57, Class ND	5.50%	09/25/17	2,600	2,700,530
Federal National Mortgage Association, Series 2002-94, Class HQ	4.50%	01/25/18	6,419	6,354,085
Structured Adjustable Rate Mortgage Loan, Ser. 2004-1, Class 4A3(c)	4.17%	02/25/34	1,187	1,181,555

				25,828,909

Commercial Mortgage Backed Securities — 5.8%
Bear Stearns Commercial Mortgage, Series 2004-T16, Class A5	4.60%	02/13/46	4,200	4,221,739
Bear Stearns Commercial Mortgage, Series 2000-WF1, Class A1	7.64%	02/15/32	1,061	1,131,399
First Union National Bank Commercial Mortgage Trust, Series 2000-C1, Class A1	7.739%	05/17/32	1,172	1,243,523
First Union National Bank Commercial Mortgage Trust, Series 2000-C2, Class A1	6.94%	10/15/32	1,442	1,500,376
First Union-Lehman Brothers Commercial Mortgage Trust, Series 1997-C1, Class A3	7.38%	04/18/29	3,034	3,146,933
GS Mortgage Securities Corp. II, Series 2003-C1, Class A3	4.608%	01/10/40	6,800	6,862,842
KeyCorp., Series 2000-C1, Class A2	7.727%	05/17/32	3,000	3,384,139
Morgan Stanley Chase Capital, Inc., Series 2001-TOP1, Class A2	6.32%	02/15/33	2,022	2,095,892

				23,586,843

Foreign Agencies — 0.4%
International Bank For Reconstruction	4.75%	02/15/35	1,670	1,721,192

Mortgage Backed Securities — 38.3%
Federal Home Loan Mortgage Corp.	5.00%	06/01/33	5,816	5,825,059
Federal Home Loan Mortgage Corp.	5.001%	TBA	26,500	26,442,018
Federal Home Loan Mortgage Corp.	6.00%	09/01/34	873	895,880
Federal Home Loan Mortgage Corp.	6.001%	TBA	3,000	3,073,125
Federal Home Loan Mortgage Corp.	6.50%	06/01/08-09/01/32	1,984	2,060,575
Federal Home Loan Mortgage Corp.	7.00%	06/01/08-10/01/32	2,912	3,027,839
Federal National Mortgage Association(c)	4.075%	08/01/33	7,233	7,159,580
Federal National Mortgage Association(c)	4.269%	04/01/34	3,450	3,456,815
Federal National Mortgage Association(c)	4.439%	06/01/34	3,359	3,354,806
Federal National Mortgage Association(c)	4.886%	10/01/34	3,550	3,579,458
Federal National Mortgage Association	5.00%	07/01/18-03/01/34	11,991	12,121,536
Federal National Mortgage Association	5.001%	TBA	9,000	9,000,000
Federal National Mortgage Association	5.50%	01/01/17-06/01/35	14,461	14,702,959
Federal National Mortgage Association	5.501%	TBA	18,500	18,734,062
Federal National Mortgage Association	6.00%	11/01/14-01/01/35	7,490	7,692,162
Federal National Mortgage Association	6.276%	03/01/11	1,615	1,753,754
Federal National Mortgage Association	6.50%	11/01/09-10/01/32	7,378	7,649,594
Federal National Mortgage Association	7.00%	02/01/12-11/01/33	2,977	3,135,202
Federal National Mortgage Association	7.001%	TBA	3,000	3,162,186
Federal National Mortgage Association	7.50%	12/01/05-10/01/12	847	886,391
Federal National Mortgage Association	8.00%	03/01/22-05/01/26	82	88,231
Federal National Mortgage Association	9.00%	02/01/25-04/01/25	403	444,096
Government National Mortgage Association	5.00%	07/15/33-04/15/34	9,329	9,414,122
Government National Mortgage Association	6.50%	07/15/32-08/15/32	1,549	1,619,700

SEE NOTES TO FINANCIAL STATEMENTS.

B48

GOVERNMENT INCOME PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

LONG-TERM INVESTMENTS (Continued)	Interest Rate		Maturity Date	Principal Amount (000)	Value (Note 2)
Mortgage Backed Securities (cont’d.)
Government National Mortgage Association	7.00%		03/15/23-08/15/28	$3,469	$3,687,855
Government National Mortgage Association	7.50%		12/15/25-02/15/26	810	870,394
Government National Mortgage Association	8.50%		09/15/24-04/15/25	767	846,442

					154,683,841

Municipal Bond — 3.3%
New Jersey Economic Development Authority State Pension Funding, Series B	4.83%	(f)	02/15/12	4,609	3,468,825
Tennessee Valley Authority, Series B	4.375%		06/15/15	9,850	9,921,718

					13,390,543

U.S. Government Agency Obligations — 26.8%
Federal Farm Credit Bank(b)	3.75%		01/15/09	13,250	13,170,990
Federal Home Loan Bank	4.125%		02/15/08	13,980	14,052,165
Federal Home Loan Bank(c)	4.491%		02/20/07	2,000	2,064,300
Federal Home Loan Bank	4.75%		08/13/10	10,755	11,085,103
Federal Home Loan Mortgage Corp.	4.375%		01/25/10	14,690	14,649,529
Federal Home Loan Mortgage Corp.	4.875%		11/15/13	4,500	4,708,233
Federal National Mortgage Association	3.875%		07/15/08	21,780	21,763,251
Federal National Mortgage Association(a)	3.875%		02/15/10	2,770	2,764,638
Federal National Mortgage Association	6.00%		05/15/11	19,625	21,583,457
FICO Strip Principal	Zero		05/11/18	4,000	2,259,832

					108,101,498

U.S. Government Securities — 9.3%
United States Treasury Bonds	2.375%		01/15/25	485	531,025
United States Treasury Bonds	5.25%		11/15/28	4,200	4,797,022
United States Treasury Bonds(a)	5.375%		02/15/31	4,305	5,079,900
United States Treasury Bonds(a)	5.50%		08/15/28	4,420	5,205,067
United States Treasury Bonds	8.75%		05/15/20	895	1,342,150
United States Treasury Bonds	13.25%		05/15/14	5,600	7,503,782
United States Treasury Notes	3.625%		01/15/08	11,965	12,660,426
United States Treasury Notes(a)	3.625%		06/15/10	650	647,156

					37,766,528

TOTAL LONG-TERM INVESTMENTS (cost $383,255,323)					388,309,540

SHORT-TERM INVESTMENTS — 20.1%				Shares
Mutual Fund
Dryden Core Investment Fund — Taxable Money Market Series(d)(e) (cost $81,043,062; Note 4)				81,043,062	81,043,062

TOTAL INVESTMENTS — 116.2% (cost $464,298,385; Note 6)					469,352,602
LIABILITIES IN EXCESS OF OTHER ASSETS(g) — (16.2)%					(65,266,176)

TOTAL NET ASSETS — 100.0%					$404,086,426

The following abbreviation is used in portfolio descriptions:

TBA	Securities purchased on a forward commitment basis

(a)	All or portion of security is on loan. The aggregate market value of such securities is $8,454,947; cash collateral of $8,787,585 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Security segregated as collateral for futures contracts, swaps and TBAs.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2005.

(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

SEE NOTES TO FINANCIAL STATEMENTS.

B49

GOVERNMENT INCOME PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

(e)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series.

(f)	Represents yield to maturity as of June 30, 2005.

(g)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures and interest rate swap as follows:

Open futures contracts outstanding at June 30, 2005:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2005	Unrealized Appreciation/ (Depreciation)
Long Positions:
16	Eurodollar Futures	Sep. 07	$3,809,046	$3,836,000	$26,954
33	Eurodollar Futures	Sep. 06	7,871,833	7,918,350	46,517
16	Eurodollar Futures	Jun. 07	3,810,613	3,836,800	26,187
187	U.S. Treasury Bonds	Sep. 05	21,826,984	22,206,250	379,266
Short Positions:
200	U.S. Treasury 10 Yr, Notes	Sep. 05	22,559,733	22,693,750	(134,017)
252	U.S. Treasury 2 Yr, Notes	Sep. 05	52,351,242	52,337,250	13,992

					$358,899

Interest rate swap agreement outstanding at June 30, 2005:

Counterparty	Termination Date	Notional Amount	Fixed Rate	Floating Rate	Unrealized Appreciation
Morgan Stanley Capital Services, Inc. (1)	05/19/2010	$1,537,500	4.247%	3 month LIBOR	$7,734

(1)	Portfolio pays the floating rate and receives the fixed rate.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2005 was as follows:

Mortgage Backed Securities	38.3%
U.S. Government Agency Obligations	26.8
Money Market Mutual Fund (including 2.17% of collateral received for securities on loan)	20.1
U.S. Government Securities	9.3
Collateralized Mortgage Obligations	6.4
Commercial Mortgage Backed Securities	5.8
Asset Backed Securities	5.8
Municipal Bond	3.3
Foreign Agencies.	0.4

116.2
Liabilities in excess of other assets	(16.2)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

B50

STOCK INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

LONG-TERM INVESTMENTS — 97.6%		Value (Note 2)
COMMON STOCKS	Shares
Advertising — 0.1%
Omnicom Group, Inc.	51,800	$4,136,748

Aerospace — 2.0%
Boeing Co.(b)	237,036	15,644,376
General Dynamics Corp.(b)	57,500	6,298,550
L-3 Communications Holdings, Inc.(b)	31,700	2,427,586
Lockheed Martin Corp.(b)	117,098	7,596,147
Northrop Grumman Corp.	106,526	5,885,562
Raytheon Co.(b)	128,318	5,019,800
Rockwell Automation, Inc.	51,800	2,523,178
Rockwell Collins, Inc.	49,100	2,341,088
United Technologies Corp.	288,600	14,819,610

		62,555,897

Airlines — 0.1%
Delta Airlines, Inc.(a)(b)	33,000	124,080
Southwest Airlines Co.(b)	218,937	3,049,792

		3,173,872

Apparel — 0.2%
Jones Apparel Group, Inc.(b)	37,400	1,160,896
Nike, Inc. (Class “B” Stock)	66,800	5,784,880
Reebok International, Ltd.(b)	17,000	711,110

		7,656,886

Autos – Cars & Trucks — 0.8%
Cummins Engine Co., Inc.(b)	12,400	925,164
Dana Corp.	37,894	568,789
Delphi Automotive Systems Corp.	154,044	716,305
Ford Motor Co.(b)	519,345	5,318,093
General Motors Corp.(b)	160,800	5,467,200
Genuine Parts Co.(b)	49,225	2,022,655
Harley-Davidson, Inc.(b)	84,900	4,211,040
Johnson Controls, Inc.	54,100	3,047,453
Navistar International Corp.(a)(b)	18,900	604,800
PACCAR, Inc.	50,435	3,429,580
Visteon Corp.(b)	42,964	259,073

		26,570,152

Banks and Savings & Loans — 6.4%
AmSouth Bancorporation(b)	104,300	2,711,800
Bank of New York Co., Inc.	215,700	6,207,846
BankAmerica Corp.	1,157,912	52,812,366
Capital One Financial Corp.(b)	71,100	5,688,711
Comerica, Inc.(b)	49,850	2,881,330
Compass Bancshares, Inc.	33,800	1,521,000
Fifth Third Bancorp	151,649	6,249,455
First Horizon National Corp.	35,900	1,514,980
Golden West Financial Corp.(b)	82,000	5,279,160
Huntington Bancshares, Inc.	60,875	1,469,523
KeyCorp(b)	118,500	3,928,275
M&T Bank Corp.	28,000	2,944,480
Mellon Financial Corp.	116,100	3,330,909
National City Corp.	178,100	6,076,772
North Fork Bancorporation, Inc.	142,750	4,009,847
Northern Trust Corp.	62,100	2,831,139
PNC Financial Services Group	81,100	4,416,706
Providian Financial Corp.(a)	87,900	1,549,677
Regions Financial Corp.(b)	129,337	4,381,938

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Banks and Savings & Loans (cont’d.)
Sovereign Bancorp, Inc.(b)	109,900	$2,455,166
State Street Corp.(b)	92,700	4,472,775
Suntrust Banks, Inc.(b)	99,900	7,216,776
U.S. Bancorp	527,181	15,393,685
Wachovia Corp.	426,585	21,158,616
Wells Fargo & Co.	478,660	29,475,883
Zions Bancorporation	26,700	1,963,251

		201,942,066

Chemicals — 1.2%
Air Products & Chemicals, Inc.	64,500	3,889,350
Dow Chemical Co.	270,461	12,043,628
Du Pont (E.I.) de Nemours & Co.	279,391	12,016,607
Eastman Chemical Co.(b)	22,400	1,235,360
Engelhard Corp.	39,675	1,132,721
Great Lakes Chemical Corp.	13,500	424,845
Hercules, Inc.(a)	27,900	394,785
Praxair, Inc.	89,400	4,166,040
Rohm & Haas Co.(b)	63,200	2,928,688
Sigma-Aldrich Corp.	19,200	1,075,968

		39,307,992

Commercial Services — 0.8%
Cendant Corp.	300,218	6,715,877
Cintas Corp.(b)	41,200	1,590,320
Convergys Corp.(a)	43,900	624,258
eBay, Inc.(a)	345,700	11,411,557
Fiserv, Inc.(a)	54,900	2,357,955
Monster Worldwide, Inc.(a)	32,900	943,572

		23,643,539

Computers — 3.0%
Apple Computer, Inc.(a)	224,100	8,249,121
Citrix Systems, Inc.(a)	46,800	1,013,688
Comverse Technology, Inc.(a)	52,000	1,229,800
Dell, Inc.(a)	695,600	27,483,156
Hewlett-Packard Co.(b)	827,916	19,464,305
International Business Machines Corp.	466,000	34,577,200
Seagate Technology (Cayman Islands)(a)(h)	81,200	0
Sun Microsystems, Inc.(a)	939,800	3,505,454

		95,522,724

Computer Services — 6.5%
Adobe Systems, Inc.	132,000	3,777,840
Affiliated Computer Services, Inc. (Class “A” Stock)(a)(b)	37,700	1,926,470
Autodesk, Inc.	61,700	2,120,629
Automatic Data Processing, Inc.	164,900	6,920,853
Avaya, Inc.(a)	129,408	1,076,675
BMC Software, Inc.(a)	63,300	1,136,235
Cisco Systems, Inc.(a)	1,846,600	35,288,526
Computer Associates International, Inc.(b)	147,473	4,052,558
Computer Sciences Corp.(a)(b)	53,900	2,355,430
Compuware Corp.(a)	108,600	780,834
EMC Corp.(a)	680,974	9,336,153
First Data Corp.(b)	228,104	9,156,094
Gateway, Inc.(a)	106,800	352,440

SEE NOTES TO FINANCIAL STATEMENTS.

B51

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Computer Services (cont’d.)
Intuit, Inc.(a)(b)	51,100	$2,305,121
Lexmark International, Inc.(a)(b)	37,414	2,425,550
Mercury Interactive Corp.(a)	25,000	959,000
Micron Technology, Inc.(a)(b)	137,900	1,407,959
Microsoft Corp.	2,878,500	71,501,940
NCR Corp.(a)	51,800	1,819,216
Network Appliance, Inc.(a)(b)	107,300	3,033,371
Novell, Inc.(a)	106,100	657,820
NVIDIA Corp.(a)	52,000	1,389,440
Oracle Corp.(a)	1,292,220	17,057,304
Parametric Technology Corp.(a)	81,800	521,884
Siebel Systems, Inc.	104,900	933,610
SunGuard Data Systems, Inc.(a)	81,900	2,880,423
Symantec Corp.(a)	195,500	4,250,170
Symbol Technologies, Inc.	67,400	665,238
Unisys Corp.(a)	83,000	525,390
VERITAS Software Corp.(a)	115,559	2,819,640
Yahoo!, Inc.(a)(b)	379,600	13,153,140

		206,586,953

Construction — 0.3%
Centex Corp.(b)	36,600	2,586,522
Fluor Corp.(b)	23,500	1,353,365
KB HOME	24,932	1,900,566
Pulte Corp.	35,300	2,974,025
Vulcan Materials Co.	28,200	1,832,718

		10,647,196

Containers — 0.1%
Ball Corp.	33,000	1,186,680
Bemis Co., Inc.(b)	25,900	687,386
Pactiv Corp.(a)	43,900	947,362

		2,821,428

Cosmetics & Soaps — 2.2%
Alberto-Culver Co. (Class “B” Stock)	26,800	1,161,244
Avon Products, Inc.(b)	134,100	5,075,685
Clorox Co.(b)	43,900	2,446,108
Colgate-Palmolive Co.(b)	150,900	7,531,419
Gillette Co.	278,500	14,100,455
International Flavors & Fragrances, Inc.	25,200	912,744
Procter & Gamble Co.(b)	716,808	37,811,622

		69,039,277

Diversified Consumer Products — 1.3%
Altria Group, Inc.	586,900	37,948,954
Eastman Kodak Co.(b)	81,000	2,174,850

		40,123,804

Diversified Manufacturing Operations — 3.4%
American Standard Cos., Inc.	55,900	2,343,328
Cooper Industries, Ltd. (Class “A” Stock)	25,000	1,597,500
General Electric Co.	3,011,500	104,348,475

		108,289,303

Diversified Office Equipment — 0.3%
Avery Dennison Corp.(b)	31,600	1,673,536
Pitney Bowes, Inc.	65,500	2,852,525

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Diversified Office Equipment (cont’d.)
Xerox Corp.(a)	277,192	$3,822,478

		8,348,539

Diversified Operations — 0.2%
Corning, Inc.(a)(b)	406,400	6,754,368

Drugs & Medical Supplies — 9.5%
Abbott Laboratories	444,300	21,775,143
Allergan, Inc.(b)	40,500	3,452,220
AmerisourceBergen Corp.(b)	31,200	2,157,480
Bard, (C.R.), Inc.	29,800	1,981,998
Bausch & Lomb, Inc.(b)	16,100	1,336,300
Baxter International, Inc.	176,500	6,548,150
Becton Dickinson & Co.	71,000	3,725,370
Biogen Idec, Inc.(a)	95,425	3,287,391
Biomet, Inc.	72,525	2,512,266
Boston Scientific Corp.(a)	229,100	6,185,700
Bristol-Myers Squibb Co.	550,260	13,745,495
Cardinal Health, Inc.	122,075	7,029,078
Genzyme Corp.(a)(b)	68,300	4,104,147
Guidant Corp.	89,600	6,030,080
Hospira, Inc.(a)	42,820	1,669,980
Johnson & Johnson(b)	849,071	55,189,615
King Pharmaceuticals, Inc.(a)	71,633	746,416
Laboratory Corp. of America Holdings(a)	37,600	1,876,240
Lilly (Eli) & Co.	319,500	17,799,345
Medtronic, Inc.	341,300	17,675,927
Merck & Co., Inc.	626,100	19,283,880
Mylan Laboratories, Inc.	59,900	1,152,476
Pfizer, Inc.	2,126,208	58,640,817
Quest Diagnostics, Inc.	58,800	3,132,276
Schering-Plough Corp.	414,300	7,896,558
St. Jude Medical, Inc.(a)	99,600	4,343,556
Stryker Corp.(b)	110,100	5,236,356
Watson Pharmaceuticals, Inc.(a)	31,400	928,184
Wyeth	381,900	16,994,550
Zimmer Holdings, Inc.(a)(b)	69,286	5,277,515

		301,714,509

Education — 0.1%
Apollo Group, Inc. (Class “A” Stock)(a)(b)	49,300	3,856,246

Electrical Services — 0.3%
American Power Conversion	52,500	1,238,475
TXU Corp.	69,506	5,775,254
Xcel Energy, Inc.	109,495	2,137,342

		9,151,071

Electronics — 4.0%
Advanced Micro Devices, Inc.(a)(b)	91,000	1,577,940
Altera Corp.(a)(b)	106,700	2,114,794
Analog Devices, Inc.(b)	98,700	3,682,497
Applied Materials, Inc.(b)	468,400	7,578,712
Applied Micro Circuits Corp.(a)(b)	88,000	225,280
Broadcom Corp.(a)(b)	90,700	3,220,757
Electronic Arts, Inc.(a)	80,600	4,562,766
Electronic Data Systems Corp.(b)	135,100	2,600,675
Emerson Electric Co.	116,800	7,315,184

SEE NOTES TO FINANCIAL STATEMENTS.

B52

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Electronics (cont’d.)
Fisher Scientific International, Inc.(a)	31,000	$2,011,900
Freescale Semiconductor, Inc. (Class “B” Stock)(a)	107,446	2,275,706
Intel Corp.	1,775,100	46,259,106
Jabil Circuit, Inc.(a)(b)	54,600	1,677,858
JDS Uniphase Corp.(a)(b)	410,100	623,352
KLA-Tencor Corp.(b)	55,900	2,442,830
Linear Technology Corp.(b)	88,100	3,232,389
LSI Logic Corp.(a)	110,800	940,692
Maxim Integrated Products, Inc.	88,900	3,396,869
Molex, Inc.(b)	50,500	1,315,020
National Semiconductor Corp.	101,600	2,238,248
Novellus Systems, Inc.(a)	40,000	988,400
Perkin Elmer, Inc.	36,000	680,400
Pinnacle West Capital Corp.(b)	26,000	1,155,700
PMC-Sierra, Inc.(a)(b)	48,800	455,304
PPL Corp.	55,000	3,265,900
QLogic Corp.(a)(b)	25,900	799,533
RadioShack Corp.	43,660	1,011,602
Sanmina Corp.(a)	150,600	823,782
Solectron Corp.(a)	282,000	1,068,780
Tektronix, Inc.	18,300	425,841
Teradyne, Inc.(a)(b)	26,600	318,402
Texas Instruments, Inc.	485,600	13,630,792
Waters Corp.(a)	32,100	1,193,157
Xilinx, Inc.(b)	85,000	2,167,500

		127,277,668

Financial Services — 8.6%
Ambac Financial Group, Inc.	30,000	2,092,800
American Express Co.	333,900	17,773,497
Bear Stearns Cos., Inc.	32,410	3,368,695
CIT Group, Inc.	56,700	2,436,399
Citigroup, Inc.	1,490,276	68,895,460
Countrywide Credit Industries, Inc.	166,198	6,416,905
E*TRADE Financial Corp.(a)	106,800	1,494,132
Equifax, Inc.(b)	41,300	1,474,823
Fannie Mae	273,300	15,960,720
Federated Investors, Inc. (Class “B” Stock)	26,600	798,266
Franklin Resources, Inc.(b)	56,300	4,333,974
Freddie Mac	195,600	12,758,988
Goldman Sachs Group, Inc.(b)	131,100	13,374,822
H&R Block, Inc.(b)	46,300	2,701,605
J.P. Morgan Chase & Co.	1,008,185	35,609,094
Janus Capital Group, Inc.(b)	62,600	941,504
Lehman Brothers Holdings, Inc.	79,900	7,932,472
Marshall & Ilsley Corp.(b)	62,900	2,795,905
MBNA Corp.	360,752	9,437,272
Merrill Lynch & Co., Inc.	269,800	14,841,698
Moody’s Corp.(b)	78,520	3,530,259
Morgan Stanley	316,010	16,581,045
Paychex, Inc.	103,650	3,372,771
Schwab (Charles) Corp.	336,200	3,792,336
SLM Corp.(b)	119,600	6,075,680
Synovus Financial Corp.	85,100	2,439,817
T. Rowe Price Group, Inc.	36,000	2,253,600
Washington Mutual, Inc.(b)	250,422	10,189,671

		273,674,210

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Food & Beverage — 3.7%
Anheuser-Busch Cos., Inc.(b)	222,100	$10,161,075
Archer-Daniels-Midland Co.	181,138	3,872,731
Brown-Forman Corp. (Class “B” Stock)	23,800	1,438,948
Campbell Soup Co.(b)	88,600	2,726,222
Coca-Cola Co.	644,900	26,924,575
Coca-Cola Enterprises, Inc.(b)	108,300	2,383,683
ConAgra Foods, Inc.	145,300	3,365,148
General Mills, Inc.(b)	103,900	4,861,481
Heinz (H.J.) & Co.	100,850	3,572,107
Hershey Foods Corp.	62,300	3,868,830
Kellogg Co.	97,500	4,332,900
McCormick & Co., Inc.(b)	36,300	1,186,284
Molson Coors Brewing Co. (Class “B” Stock)(b)	20,500	1,271,000
Monsanto Co.	73,198	4,601,958
Pepsi Bottling Group, Inc.(b)	70,400	2,014,144
PepsiCo, Inc.(b)	475,540	25,645,872
Sara Lee Corp.	216,300	4,284,903
Sysco Corp.(b)	180,600	6,535,914
Wrigley (William) Jr. Co.	56,500	3,889,460

		116,937,235

Forest Products — 0.5%
Georgia-Pacific Corp.	74,239	2,360,800
International Paper Co.	137,267	4,146,836
Louisiana-Pacific Corp.	31,000	761,980
MeadWestvaco Corp.	59,689	1,673,680
Plum Creek Timber Co., Inc.	52,200	1,894,860
Temple-Inland, Inc.	32,000	1,188,800
Weyerhaeuser Co.(b)	67,700	4,309,105

		16,336,061

Gas Pipelines — 0.3%
Cinergy Corp.(b)	53,539	2,399,618
Peoples Energy Corp.	11,400	495,444
Sempra Energy	68,054	2,811,311
Williams Cos., Inc.	162,000	3,078,000

		8,784,373

Hospitals/Healthcare Management — 3.4%
Aetna, Inc.(b)	82,624	6,842,920
Agilent Technologies, Inc.(a)	129,013	2,969,879
Amgen, Inc.(a)	361,564	21,860,159
Applera Corp.-Applied Biosystems Group	56,800	1,117,256
Caremark Rx, Inc.(a)	129,500	5,765,340
Chiron Corp.(a)(b)	42,000	1,465,380
Express Scripts, Inc.(a)(b)	46,400	2,319,072
Forest Laboratories, Inc.(a)(b)	106,000	4,118,100
Gilead Sciences, Inc.(a)	118,100	5,195,219
HCA, Inc.	116,598	6,607,609
Health Management Associates, Inc. (Class “A” Stock)(b)	66,300	1,735,734
Humana, Inc.(a)	46,100	1,832,014
IMS Health, Inc.	60,120	1,489,172
Manor Care, Inc.(b)	22,950	911,803
McKesson Corp.(b)	81,107	3,632,783
Medco Health Solutions, Inc.(a)(b)	74,796	3,991,115

SEE NOTES TO FINANCIAL STATEMENTS.

B53

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Hospitals/Healthcare Management (cont’d.)
MedImmune, Inc.(a)(b)	68,200	$1,822,304
Tenet Healthcare Corp.(a)	127,100	1,555,704
UnitedHealth Group, Inc.	367,000	19,135,380
WellPoint, Inc.(a)	169,400	11,797,016

		106,163,959

Household Products & Personal Care — 0.3%
Kimberly-Clark Corp.	136,588	8,549,043
Leggett & Platt, Inc.(b)	54,900	1,459,242

		10,008,285

Housing Related — 0.3%
Masco Corp.(b)	124,400	3,950,944
Maytag Corp.(b)	21,800	341,388
Newell Rubbermaid, Inc.(b)	72,249	1,722,416
Stanley Works(b)	22,400	1,020,096
Whirlpool Corp.(b)	19,300	1,353,123

		8,387,967

Human Resources
Robert Half International, Inc.	49,600	1,238,512

Insurance — 4.3%
ACE, Ltd.	82,000	3,677,700
AFLAC, Inc.	141,200	6,111,136
Allstate Corp.	192,488	11,501,158
American International Group, Inc.	739,287	42,952,575
Aon Corp.(b)	91,125	2,281,770
Chubb Corp.(b)	55,200	4,725,672
CIGNA Corp.	39,200	4,195,576
Cincinnati Financial Corp.(b)	45,628	1,805,044
Hartford Financial Services Group, Inc.	85,500	6,393,690
Jefferson-Pilot Corp.	38,418	1,937,035
Lincoln National Corp.	47,700	2,238,084
Loews Corp.	47,500	3,681,250
Marsh & McLennan Cos., Inc.	152,200	4,215,940
MBIA, Inc.(b)	41,350	2,452,468
MetLife, Inc.	212,500	9,549,750
MGIC Investment Corp.(b)	30,900	2,015,298
Principal Financial Group, Inc.(b)	84,800	3,553,120
Progressive Corp.	57,000	5,632,170
SAFECO Corp.(b)	37,500	2,037,750
St. Paul Cos., Inc.(b)	193,698	7,656,882
Torchmark Corp.	31,300	1,633,860
UnumProvident Corp.(b)	80,456	1,473,954
XL Capital, Ltd. (Bermuda) (Class “A” Stock)	40,600	3,021,452

		134,743,334

Leisure — 1.2%
Brunswick Corp.	26,400	1,143,648
Carnival Corp.(b)	152,500	8,318,875
Disney (Walt) Co.	576,901	14,526,367
Harrah’s Entertainment, Inc.	45,650	3,289,996
Hilton Hotels Corp.(b)	96,800	2,308,680
Marriott International, Inc. (Class “A” Stock)(b)	61,400	4,188,708
Sabre Group Holdings, Inc. (Class “A” Stock)(b)	42,419	846,259

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Leisure (cont’d.)
Starwood Hotels & Resorts Worldwide, Inc.(b)	55,900	$3,274,063

		37,896,596

Machinery — 0.8%
Caterpillar, Inc.	96,400	9,187,884
Deere & Co.	70,700	4,630,143
Dover Corp.	59,700	2,171,886
Eaton Corp.	45,500	2,725,450
Ingersoll-Rand Co. (Class “A” Stock)	48,950	3,492,583
Parker Hannifin Corp.	32,325	2,004,473
Snap-on, Inc.	12,300	421,890
Thermo Electron Corp.(a)	46,400	1,246,768

		25,881,077

Media — 3.1%
Clear Channel Communications, Inc.(a)(b)	148,400	4,590,012
Comcast Corp. (Class “A” Stock)(a)(b)	622,730	19,117,811
Dow Jones & Co., Inc.	22,800	808,260
Gannett Co., Inc.(b)	72,600	5,164,038
Interpublic Group of Cos., Inc.(a)(b)	116,200	1,415,316
Knight-Ridder, Inc.(b)	22,700	1,392,418
McGraw Hill, Inc.	106,200	4,699,350
Meredith Corp.	13,800	677,028
New York Times Co. (Class “A” Stock)(b)	41,900	1,305,185
News Corp. (Class “A” Stock)	797,600	12,905,168
R.R. Donnelley & Sons, Co.	63,600	2,194,836
Time Warner, Inc.(a)	1,309,120	21,875,395
Tribune Co.(b)	91,000	3,201,380
Univision Communications, Inc. (Class “A” Stock)(a)(b)	81,400	2,242,570
Viacom, Inc. (Class “B” Stock)	468,136	14,989,715

		96,578,482

Metals – Ferrous — 0.1%
Allegheny Technologies, Inc.	31,340	691,360
Nucor Corp.(b)	43,600	1,989,032
United States Steel Corp.(b)	31,540	1,084,030

		3,764,422

Metals – Non Ferrous — 0.2%
Alcoa, Inc.	244,176	6,380,319

Mineral Resources — 0.3%
Burlington Resources, Inc.	111,434	6,155,614
Phelps Dodge Corp.	27,828	2,574,090

		8,729,704

Miscellaneous – Basic Industry — 2.1%
AES Corp.(a)	188,100	3,081,078
BB&T Corp.(b)	158,500	6,335,245
Danaher Corp.(b)	79,600	4,166,264
Ecolab, Inc.(b)	62,800	2,032,208
Fortune Brands, Inc.	40,700	3,614,160
Honeywell, Inc.	242,850	8,895,595
Illinois Tool Works, Inc.	80,700	6,430,176
International Game Technology(b)	85,000	2,392,750

SEE NOTES TO FINANCIAL STATEMENTS.

B54

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Miscellaneous – Basic Industry (cont’d.)
ITT Industries, Inc.(b)	25,000	$2,440,750
Millipore Corp.(a)	14,200	805,566
Pall Corp.	26,600	807,576
PPG Industries, Inc.(b)	49,700	3,119,172
Sealed Air Corp.(a)	20,910	1,041,109
Textron, Inc.	38,100	2,889,885
Tyco International, Ltd.(b)	571,443	16,686,136
W.W. Grainger, Inc.	26,800	1,468,372

		66,206,042

Miscellaneous – Consumer Growth/Staple — 0.6%
3M Co.	219,800	15,891,540
Black & Decker Corp.	23,900	2,147,415

		18,038,955

Oil & Gas — 5.4%
Amerada Hess Corp.(b)	25,500	2,716,005
Anadarko Petroleum Corp.(b)	71,163	5,846,040
Ashland, Inc.	18,600	1,336,782
ChevronTexaco Corp.(b)	601,722	33,648,294
El Paso Corp.(b)	167,311	1,927,423
EOG Resources, Inc.	65,400	3,714,720
Exxon Mobil Corp.	1,817,770	104,467,242
Kerr-McGee Corp.	35,689	2,723,428
Marathon Oil Corp.(b)	99,300	5,299,641
NICOR, Inc.	14,200	584,614
Sunoco, Inc.	18,500	2,103,080
Unocal Corp.(b)	75,400	4,904,770

		169,272,039

Oil & Gas Exploration/Production — 1.3%
ConocoPhillips	395,794	22,754,197
Devon Energy Corp.	137,000	6,943,160
Occidental Petroleum Corp.	112,100	8,623,853
XTO Energy, Inc.	100,000	3,399,000

		41,720,210

Oil & Gas Services — 1.8%
Apache Corp.	92,550	5,978,730
Baker Hughes, Inc.(b)	98,030	5,015,215
BJ Services Co.	43,700	2,293,376
Halliburton Co.	143,400	6,857,388
Kinder Morgan, Inc.(b)	31,300	2,604,160
Nabors Industries, Ltd. (Barbados)(a)	43,400	2,630,908
National-Oilwell Varco, Inc.(a)	39,600	1,882,584
Noble Corp.	36,800	2,263,568
PG&E Corp.	112,500	4,223,250
Rowan Cos., Inc.	28,700	852,677
Schlumberger, Ltd.	169,200	12,849,048
Transocean Sedco Forex, Inc.(a)	93,133	5,026,388
Valero Energy Corp.(b)	72,600	5,743,386

		58,220,678

Precious Metals — 0.2%
Freeport-McMoRan Copper & Gold, Inc. (Class “B” Stock)	49,800	1,864,512
Newmont Mining Corp.(b)	123,503	4,820,322

		6,684,834

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Railroads — 0.5%
Burlington Northern Santa Fe Corp.	104,626	$4,925,792
CSX Corp.	62,912	2,683,826
Norfolk Southern Corp.	112,500	3,483,000
Union Pacific Corp.(b)	71,700	4,646,160

		15,738,778

Real Estate Investment Trust — 0.5%
Apartment Investment & Management Co (Class “A” Stock)(b)	24,700	1,010,724
Archstone-Smith Trust	53,900	2,081,618
Equity Office Properties Trust	116,800	3,866,080
Equity Residential Properties Trust	78,000	2,871,960
ProLogis	51,200	2,060,288
Simon Property Group, Inc.	61,400	4,450,886

		16,341,556

Restaurants — 0.5%
Darden Restaurants, Inc.	44,150	1,456,067
McDonald’s Corp.	361,400	10,028,850
Wendy’s International, Inc.	30,700	1,462,855
Yum! Brands, Inc.	81,000	4,218,480

		17,166,252

Retail — 6.5%
Albertson’s, Inc.(b)	107,444	2,221,942
AutoNation, Inc.(a)(b)	74,300	1,524,636
AutoZone, Inc.(a)(b)	20,700	1,913,922
Bed Bath & Beyond, Inc.(a)	80,000	3,342,400
Best Buy Co., Inc.(b)	86,350	5,919,293
Big Lots, Inc.(a)	35,200	466,048
Circuit City Stores, Inc.	55,200	954,408
Coach, Inc.(a)	106,400	3,571,848
Costco Wholesale Corp.(b)	132,332	5,931,120
CVS Corp.	222,600	6,470,982
Dillard’s, Inc. (Class “A” Stock)	25,750	603,065
Dollar General Corp.	90,203	1,836,533
Family Dollar Stores, Inc.	45,600	1,190,160
Federated Department Stores, Inc.(b)	48,400	3,546,752
Gap, Inc.	230,287	4,548,168
Home Depot, Inc.	619,919	24,114,849
J.C. Penney Co., Inc.	81,700	4,295,786
Kohl’s Corp.(a)(b)	90,500	5,059,855
Kroger Co.(a)	210,700	4,009,621
Limited Brands	109,796	2,351,830
Liz Claiborne, Inc.	31,800	1,264,368
Lowe’s Cos., Inc.(b)	216,700	12,616,274
May Department Stores Co.	79,600	3,196,736
Nordstrom, Inc.(b)	38,300	2,603,251
Office Depot, Inc.(a)(b)	89,000	2,032,760
OfficeMax, Inc.	21,886	651,546
Safeway, Inc.	125,300	2,830,527
Sears Holdings Corp.(a)	26,112	3,913,406
Sherwin-Williams Co.	39,700	1,869,473
Staples, Inc.	216,600	4,617,912
Starbucks Corp.(a)(b)	113,600	5,868,576
Supervalu, Inc.(a)(b)	39,000	1,271,790
Target Corp.	251,168	13,666,051
Tiffany & Co.(b)	35,300	1,156,428
TJX Cos., Inc.(b)	126,400	3,077,840

SEE NOTES TO FINANCIAL STATEMENTS.

B55

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Retail (cont’d.)
Toys ‘R’ Us, Inc.(a)	61,250	$1,621,900
Wal-Mart Stores, Inc.	960,700	46,305,740
Walgreen Co.(b)	286,700	13,185,333

		205,623,129

Rubber — 0.1%
B.F. Goodrich Co.	31,800	1,302,528
Cooper Tire & Rubber Co.(b)	18,900	350,973
Goodyear Tire & Rubber Co.(a)(b)	49,200	733,080

		2,386,581

Telecommunications — 4.2%
ADC Telecommunications, Inc.(a)	33,200	722,764
Alltel Corp.(b)	86,400	5,380,992
Andrew Corp.(a)(b)	28,112	358,709
AT&T Corp.	230,473	4,388,206
BellSouth Corp.(b)	517,100	13,739,347
CenturyTel, Inc.(b)	40,400	1,399,052
CIENA Corp.(a)	151,600	316,844
Citizens Communications Co.	90,300	1,213,632
Lucent Technologies, Inc.(a)(b)	1,225,805	3,567,093
Motorola, Inc.	699,595	12,774,605
Nextel Communications, Inc. (Class “A” Stock)(a)	322,700	10,426,437
QUALCOMM, Inc.	462,700	15,273,727
Qwest Communications International, Inc.(a)	509,847	1,891,532
SBC Communications, Inc.(b)	933,974	22,181,882
Scientific-Atlanta, Inc.	50,700	1,686,789
Sprint Corp.(b)	408,900	10,259,301
Tellabs, Inc.(a)	116,000	1,009,200
Verizon Communications, Inc.	786,338	27,167,978

		133,758,090

Textiles — 0.1%
VF Corp.(b)	27,136	1,552,722

Tobacco — 0.2%
Reynolds American, Inc.(b)	35,600	2,805,280
UST, Inc.(b)	47,900	2,187,114

		4,992,394

Toy Manufacturer — 0.1%
Hasbro, Inc.(b)	47,650	990,644
Mattel, Inc.(b)	119,781	2,191,992

		3,182,636

Trucking & Shipping — 0.9%
FedEx Corp.	85,340	6,913,393
Ryder System, Inc.	17,600	644,160
United Parcel Service, Inc. (Class “B” Stock)	316,400	21,882,224

		29,439,777

Utilities–Electric & Gas — 0.5%
Dynegy, Inc. (Class “A” Stock)(a)(b)	113,300	550,638
Exelon Corp.	187,550	9,626,942
KeySpan Corp.	44,800	1,823,360
NiSource, Inc.	73,000	1,805,290
Progress Energy, Inc.(b)	70,314	3,181,005

		16,987,235

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Utilities – Electric — 2.0%
Allegheny Energy, Inc.(a)(b)	36,700	$925,574
Ameren Corp.	55,300	3,058,090
American Electric Power Co., Inc.(b)	107,940	3,979,748
Calpine Corp.(a)(b)	119,900	407,660
CenterPoint Energy, Inc.(b)	90,610	1,196,958
CMS Energy Corp.(a)	53,000	798,180
Consolidated Edison, Inc.(b)	67,600	3,166,384
Constellation Energy Group	51,050	2,945,075
Dominion Resources, Inc.(b)	94,442	6,931,098
DTE Energy Co.	48,600	2,273,022
Duke Energy Co.(b)	271,962	8,085,430
Edison International	91,700	3,718,435
Entergy Corp.	63,200	4,774,760
FirstEnergy Corp.	91,236	4,389,364
FPL Group, Inc.(b)	107,000	4,500,420
Public Service Enterprise Group, Inc.	64,800	3,941,136
Southern Co.(b)	207,100	7,180,157
TECO Energy, Inc.	49,700	939,827

		63,211,318

Waste Management — 0.2%
Allied Waste Industries, Inc.(a)(b)	90,200	715,286
Waste Management, Inc.	162,430	4,603,266

		5,318,552

TOTAL LONG-TERM INVESTMENTS (cost $2,360,676,400)		3,090,466,552

SHORT-TERM INVESTMENTS — 21.1%
Money Market Mutual Fund — 20.9%
Dryden Core Investment Fund —Taxable Money Market Series (Note 4)(c)(d)	660,836,871	660,836,871

	Principal Amount (000)
U.S. Government Obligation — 0.2%
United States Treasury Bills(f) 2.96%, 9/15/05	$6,200	6,160,754

TOTAL SHORT-TERM INVESTMENTS
(cost $666,998,455)		666,997,625

TOTAL INVESTMENTS — 118.7%
(cost $3,027,674,855; Note 6)		3,757,464,177
LIABILITIES IN EXCESS OF OTHER ASSETS(g) — (18.7)%		(591,721,509)

NET ASSETS — 100.0%		$3,165,742,668

(a)	Non-income producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $566,604,696; cash collateral of $592,295,718 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(e)	Security segregated as collateral for futures contracts.

SEE NOTES TO FINANCIAL STATEMENTS.

B56

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2005 (Unaudited)

(f)	Rate quoted represents yield-to-maturity at purchase date.

(g)	Liabilities in excess of other assets include net unrealized depreciation on financial futures as follows:

(h)	Indicates a restricted security.

Open	futures contracts outstanding at June 30, 2005:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2005	Unrealized Depreciation
Long Positions:
256	S&P 500 Index	Sep 05	$77,496,513	$76,512,000	$(984,513)

The Industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2005 was as follows:

Money Market Mutual Fund (including 18.7% of collateral received for securities on loan)	20.9%
Drugs & Medical Supplies	9.5%
Financial Services	8.6%
Computer Services	6.5%
Retail	6.5%
Banks and Savings & Loans	6.4%
Oil & Gas	5.4%
Insurance	4.3%
Telecommunications	4.2%
Electronics	4.0%
Food & Beverage	3.7%
Diversified Manufacturing Operations	3.4%
Hospitals/Healthcare Management	3.4%
Media	3.1%
Computers	3.0%
Cosmetics & Soaps	2.2%
Miscellaneous-Basic Industry	2.1%
Utilities – Electric	2.0%
Aerospace	2.0%
Oil & Gas Services	1.8%
Oil & Gas Exploration/Production	1.3%
Diversified Consumer Products	1.3%
Chemicals	1.2%
Leisure	1.2%
Trucking & Shipping	0.9%
Autos – Cars & Trucks	0.8%
Machinery	0.8%
Commercial Services	0.8%
Miscellaneous – Consumer Growth/Staple	0.6%
Restaurants	0.5%
Utilities – Electric & Gas	0.5%
Real Estate Investment Trust	0.5%
Forest Products	0.5%
Railroads	0.5%
Construction	0.3%
Household Products & Personal Care	0.3%
Electrical Services	0.3%
Gas Pipelines	0.3%
Mineral Resources	0.3%
Housing Related	0.3%
Diversified Office Equipment	0.3%
Apparel	0.2%
Diversified Operations	0.2%
Precious Metals	0.2%
Metals – Non Ferrous	0.2%
U.S. Government Obligation	0.2%
Waste Management	0.2%
Tobacco	0.2%
Advertising	0.1%

Education	0.1%
Metals – Ferrous	0.1%
Toy Manufacturer	0.1%
Airlines	0.1%
Containers	0.1%
Rubber	0.1%
Textiles	0.1%
Human Resources	0.0%

118.7%
Liabilities in excess of other assets	(18.7)%

Total	100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

B57

NOTES TO THE FINANCIAL STATEMENTS OF

THE PRUDENTIAL SERIES FUND, INC.

(Unaudited)

Note 1:	General

The Prudential Series Fund, Inc. (“Series Fund”), a Maryland corporation, organized on November 15, 1982, is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Series Fund is composed of thirty-three Portfolios (“Portfolio” or “Portfolios”), each with a separate series of capital stock. The information presented in these financial statements pertains to fourteen Portfolios: Conservative Balanced Portfolio, Diversified Bond Portfolio, Equity Portfolio, Flexible Managed Portfolio, Global Portfolio, Government Income Portfolio, High Yield Bond Portfolio, Jennison Portfolio, Money Market Portfolio, Natural Resources Portfolio, Small Capitalization Stock Portfolio, Stock Index Portfolio, Value Portfolio and Zero Coupon Bond Portfolio 2005.

The Portfolios of the Series Fund have the following as investment objectives:

Conservative Balanced Portfolio:    Total investment return consistent with a conservatively managed diversified portfolio by investing in a mix of equity-related securities, debt obligations and money market instruments.

Diversified Bond Portfolio:    High level of income over a longer term while providing reasonable safety of capital by investing in intermediate and long-term debt obligations that are rated investment grade and high quality money market instruments. The types of debt obligations in which the Portfolio can invest include U.S. government securities, mortgage-related securities and corporate bonds.

Equity Portfolio:    Capital appreciation by investing primarily in stocks of major, established corporations as well as small companies.

Flexible Managed Portfolio:    High total return consistent with an aggressively managed diversified portfolio by investing in a mix of equity and equity-related securities, debt obligations and money market instruments.

Global Portfolio:    Long-term growth of capital by investing primarily in equity and equity-related securities of foreign and U.S. companies.

Government Income Portfolio:    High level of income over the long-term consistent with the preservation of capital by investing primarily in intermediate and long-term U.S. government securities, including U.S. Treasuries and agencies and mortgage-related securities.

High Yield Bond Portfolio:    High total return by investing primarily in medium to lower rated debt securities.

Jennison Portfolio:    Long-term growth of capital by investing primarily in equity securities of established companies that the Portfolio manager believes offer above-average growth prospects.

Money Market Portfolio:    Maximum current income consistent with the stability of capital and maintenance of liquidity by investing in high quality short-term money market securities issued by the U.S government and its agencies, as well as commercial paper, asset backed securities, certificates of deposit and other obligations issued by banks, corporations and other companies, that generally mature in 13 months or less.

Natural Resources Portfolio:    Long-term growth of capital by investing primarily in stocks of companies that operate within, or do business with, the natural resources sector of the economy.

Small Capitalization Stock Portfolio:    Long-term growth of capital that corresponds to the price and yield performance of the Standard & Poor’s Small Capitalization Stock Index (the “S&P 600 SmallCap Index”) by investing primarily in stocks of the S&P 600 SmallCap Index.

Stock Index Portfolio:    Investment results that generally correspond to the price and yield performance of the S&P 500 Index by investing primarily in stocks in the S&P 500 Index.

Value Portfolio:    Capital appreciation by investing in equity and equity-related securities that are undervalued.

Zero Coupon Bond Portfolio 2005:    Highest predictable compound investment for a specific period of time, consistent with safety of invested capital by investing primarily in debt obligations of the U.S. Treasury and corporations, issued without interest coupons or stripped of their interest coupons.

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The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by the economic or political developments in a specific industry, region or country.

Note 2:	Accounting Policies

The following is a summary of significant accounting policies followed by the Series Fund and the Portfolios in preparation of their financial statements.

Securities Valuation:    Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the official closing price provided by NASDAQ. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange, or at the last bid price in the absence of an asked price. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Series fund’s normal pricing time, are valued at fair value in accordance with Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of June 30, 2005, the Jennison Portfolio, the Global Portfolio and the Natural Resources Portfolio held foreign securities whose value required adjustment in accordance with such procedures.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

The Money Market, Conservative Balanced and Flexible Managed Portfolios use amortized cost to value short-term securities. Short-term securities that are held in the other Portfolios which mature in more than 60 days are valued at current market quotations and those short-term securities which mature in 60 days or less are valued at amortized cost which approximates market value. The amortized cost method values a security at its cost at the time of purchase and there after assumes a constant amortization to maturity of any discount or premium.

The High Yield Bond and Natural Resources Portfolios may hold up to 15% of their net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Certain issues of restricted securities held by these portfolios at June 30, 2005 include registration rights, under which the portfolios may demand registration by the issuer, of which the portfolios may bear the cost of such registration. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is the Series Fund’s policy that its custodian or designated subcustodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Series Fund may by delayed or limited.

Foreign Currency Translation:    The books and records of the Series Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities – at the current daily rates of exchange.

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(ii)  purchases and sales of investment securities, income and expenses – at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series Fund are presented at the foreign exchange rates and market values at the close of the period, the Series Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Series Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, these realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the holding of foreign currencies, currency gains (losses) realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Forward Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios of the Series Fund may enter into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on investments and foreign currencies. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Short Sales:    Certain portfolios of the Series Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When a Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Loan Participations:    The High Yield Bond Portfolio may invest in loan participations. When the Portfolio purchases a loan participation, the Portfolio typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Portfolio assumes the credit risk of the borrower, the Selling Participant and any other persons interpositioned between the Portfolio and the borrower. The Portfolio may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participant.

Options:    The Series Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates or currencies with respect to securities which the Series Fund currently owns or intends to purchase. The Series Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Series Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Series Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Series Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale

C3

or the cost basis of the purchase in determining whether the Series Fund has realized a gain (loss). The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain (loss). Gains (losses) on purchased options are included in net realized gains (losses) on investment transactions. Gains (losses) on written options are presented separately as net realized gains (losses) on written option transactions.

The Series Fund, as writer of an option, may have no control over whether the contract may be exercised. As a result, the Series Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Series Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, are made or received by the Series Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures contracts.

The Series Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Series Fund intends to purchase, against fluctuations in value caused by changes in prevailing rates or market conditions. Under a variety of circumstances, the Series Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets.

Swaps:    Certain portfolios of the Series Fund may enter into swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Portfolios enter into interest rate, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Portfolios with another party of their respective commitments to pay or receive interest. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (Market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. Dividends and interest on the securities in the swap are included in the value of the exchange. The swaps are valued daily at current market value and any unrealized gain or loss is included in the Statement of Assets and Liabilities. Gains (losses) are realized on the termination date of the swap and are equal to the difference between a Portfolio’s basis in the swap and the proceeds of the closing transaction, including any fees. During the period that the swap agreement is open, the Portfolios may be subject to risk from the potential inability of the counterparty to meet the terms of the agreement.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Securities Lending:    The Series Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Series Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities using the collateral in the open market. The Series Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Series Fund also continues to receive interest and dividends or amounts equivalent thereto on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

C4

When-Issued/Delayed Delivery Securities:    Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Portfolio enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income, which is comprised of four elements: stated coupon, original issue discount, market discount and market premium, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Series Fund’s expenses are allocated to the respective Portfolios on the basis of relative net assets except for Portfolio specific expenses which are attributable directly to a Portfolio or class level.

For Portfolio’s with multiple classes of shares, net investment income (loss) (other than administration and distribution fees, which are charged to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Custody Fee Credits:    The Series Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits are presented as a reduction of gross expenses in the accompanying Statements of Operations.

Taxes:    For federal income tax purposes, each Portfolio in the Series Fund is treated as a separate taxpaying entity. It is each Portfolio’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Series Fund’s understanding of the applicable country’s tax rules and regulations.

Dividends and Distributions:    Dividends and distributions of each Portfolio are declared in cash and automatically reinvested in additional shares of the same Portfolio. The Money Market Portfolio will declare and reinvest dividends from net investment income and net realized capital gains daily. The Diversified Bond, Government Income, High Yield Bond and Zero Coupon Bond 2005 Portfolios will declare and distribute dividends from net investment income, if any, quarterly and distributions from net capital gains, if any, at least annually. All other Portfolios will declare and distribute dividends from net investment income and distributions from net capital gains, if any, at least annually. Dividends and distributions are recorded on the ex-dividend date.

Dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid in capital in excess of par, as appropriate.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Note 3:	Agreements

The Series Fund has a management agreement with PI. Pursuant to this agreement PI has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PI has entered into subadvisory agreements with Prudential Investment Management, Inc. (“PIM”), Jennison Associates LLC (“Jennison”), GE Asset Management (“GEAM”), and Salomon Brothers Asset Management (“Salomon”) (collectively, the “Subadvisers”), under which each provides investment advisory services for certain Portfolios of the Series Fund. PI pays for the services of the Subadvisers, compensation of officers of the Series Fund, occupancy and certain clerical and administrative expenses of the Series Fund. The Series Fund bears all other costs and expenses.

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The management fee paid to PI is computed daily and payable monthly, at the annual rates specified below, of the value of each of the Portfolio’s average daily net assets.

Portfolio	Management Fee	Effective Management Fee
Conservative Balanced Portfolio	0.55%	0.55%
Diversified Bond Portfolio	0.40	0.40
Equity Portfolio	0.45	0.45
Flexible Managed Portfolio	0.60	0.60
Global Portfolio	0.75	0.75
Government Income Portfolio	0.40	0.40
High Yield Bond Portfolio	0.55	0.55
Jennison Portfolio	0.60	0.60
Money Market Portfolio	0.40	0.40
Natural Resources Portfolio	0.45	0.45
Small Capitalization Stock Portfolio	0.40	0.40
Stock Index Portfolio	0.35% up to $4 billion	0.35
	0.30% over $4 billion
Value Portfolio	0.40	0.40
Zero Coupon Bond Portfolio 2005	0.40	0.40

The Subadvisers provide investment advisory services to the Portfolios as follows. Where more than one Subadviser is listed, each Subadviser provides services to a segment of the Portfolio:

Portfolio	Subadviser(s)
Conservative Balanced Portfolio	PIM
Diversified Bond Portfolio	PIM
Equity Portfolio	Jennison, GEAM, Salomon
Flexible Managed Portfolio	PIM
Global Portfolio	Jennison
Government Income Portfolio	PIM
High Yield Bond Portfolio	PIM
Jennison Portfolio	Jennison
Money Market Portfolio	PIM
Natural Resources Portfolio	Jennison
Small Capitalization Stock Portfolio	PIM
Stock Index Portfolio	PIM
Value Portfolio	Jennison
Zero Coupon Bond Portfolio 2005	PIM

The Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class I and Class II shares of the Series Fund. The Series Fund compensates PIMS for distributing and servicing the Series Fund’s Class II shares pursuant to a plan of distribution (the “Class II Plan”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Series Fund. Pursuant to the Class II Plan, the Class II shares of each Portfolio compensate PIMS for distribution-related activities at an annual rate of 0.25% of the average daily net assets of the Class II shares.

The Series Fund has an administration agreement with PI which acts as the administrator of the Class II shares of the Series Fund. The administration fee paid to PI is accrued daily and payable monthly, at the annual rate of 0.15% of the average daily net assets of the Class II shares.

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PI has agreed to reimburse each Portfolio the portion of the management fee for that Portfolio equal to the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes, and brokerage commissions) exceeded the percentage stated below, of the Portfolio’s average daily net assets.

Portfolio	Class I Expense limit	Class II Expense limit
Conservative Balanced Portfolio	0.75%	N/A
Diversified Bond Portfolio	0.75	N/A
Equity Portfolio	0.75	1.15%
Flexible Managed Portfolio	0.75	N/A
Government Income Portfolio	0.75	N/A
High Yield Bond Portfolio	0.75	N/A
Jennison Portfolio	0.75	1.15
Money Market Portfolio	0.75	N/A
Natural Resources Portfolio	0.75	1.15
Small Capitalization Stock Portfolio	0.75	N/A
Stock Index Portfolio	0.75	N/A
Value Portfolio	0.75	1.15
Zero Coupon Bond Portfolio 2005	0.75	N/A

N/A – Not applicable – Portfolio does not currently have Class II shares.

PIMS, PI, PIM and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 4:	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series Fund’s transfer agent. Transfer agent fees and expenses in the Statements of Operations include certain out-of-pocket expense paid to nonaffiliates, where applicable.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Series Fund’s securities lending agent. For the six months ended June 30, 2005, PIM was compensated as follows for these services by the Series Fund Portfolios:

PIM
Conservative Balanced Portfolio	$123,786
Diversified Bond Portfolio	48,818
Equity Portfolio	82,401
Flexible Managed Portfolio	212,626
Global Portfolio	67,937
Government Income Portfolio	16,242
High Yield Bond Portfolio	137,053
Jennison Portfolio	89,389
Natural Resources Portfolio	145,489
Small Capitalization Stock Portfolio	84,887
Stock Index Portfolio	137,620
Value Portfolio	95,750

For the six months ended June 30, 2005, Prudential Equity Group, LLC, an indirect wholly-owned subsidiary of Prudential, and Wachovia Securities, LLC, an affiliate of PI, earned brokerage commissions from transactions executed on behalf of the Series Fund Portfolios as follows:

Portfolio	Prudential Equity Group	Wachovia
Equity Portfolio	$56,148	$83,192
Global Portfolio	9,377	1,189
Jennison Portfolio	25,328	11,675
Natural Resources Portfolio	5,955	—
Value Portfolio	11,289	3,995

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Certain Portfolios invest in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the six months ended June 30, 2005, the following Portfolios earned income from the Series by investing their excess cash and collateral from securities lending. See Note 2 relating to Securities Lending:

Portfolio	Excess Cash Investment	Securities Lending Cash Collateral Investment
Conservative Balanced Portfolio	$3,172,554	$353,051
Diversified Bond Portfolio	725,590	131,668
Equity Portfolio	533,523	227,355
Flexible Managed Portfolio	3,315,803	500,695
Global Portfolio	74,847	174,481
Government Income Portfolio	1,136,971	62,697
High Yield Bond Portfolio	1,025,019	388,606
Jennison Portfolio	414,112	241,885
Natural Resources Portfolio	155,553	430,755
Small Capitalization Stock Portfolio	17,854	222,743
Stock Index Portfolio	1,165,334	346,525
Value Portfolio	426,440	243,048
Zero Coupon Bond Portfolio 2005	16,133	—

Note 5:	Portfolio Securities

The aggregate cost of purchases and the proceeds from the sales of securities (excluding government securities and short-term issues) for the six months ended June 30, 2005 were as follows:

Cost of Purchases:

Portfolio
Conservative Balanced Portfolio	$1,496,869,241
Diversified Bond Portfolio	387,596,192
Equity Portfolio	1,357,414,705
Flexible Managed Portfolio	2,242,872,017
Global Portfolio	274,123,700
Government Income Portfolio	17,033,360
High Yield Bond Portfolio	450,141,039
Jennison Portfolio	627,239,226
Natural Resources Portfolio	244,452,307
Small Capitalization Stock Portfolio	52,572,933
Stock Index Portfolio	193,821,222
Value Portfolio	449,283,124
Zero Coupon Bond Portfolio 2005	—

Proceeds from Sales:

Portfolio
Conservative Balanced Portfolio	$1,521,021,830
Diversified Bond Portfolio	428,998,252
Equity Portfolio	1,509,778,476
Flexible Managed Portfolio	2,388,305,643
Global Portfolio	246,885,799
Government Income Portfolio	15,385,412
High Yield Bond Portfolio	322,008,897
Jennison Portfolio	635,443,994
Natural Resources Portfolio	249,396,158
Small Capitalization Stock Portfolio	69,705,568
Stock Index Portfolio	71,304,727
Value Portfolio	484,397,424
Zero Coupon Bond Portfolio 2005	—

C8

Note 6:	Tax Information

For federal income tax purposes, at December 31, 2004 the following Portfolios had capital loss carryforward:

Portfolio	Approximate Capital Loss Carryforward(a)		Expiration
			2007	2008	2009	2010	2011
Equity Portfolio	$747,785,000		—	—	$16,370,000	$525,994,000	$205,421,000
Flexible Managed Portfolio	140,450,000		—	—	—	140,450,000	—
Global Portfolio	217,927,000		—	—	67,079,000	145,175,000	5,673,000
Government Income Portfolio	3,257,000	(b)	—	—	—	—	—
High Yield Bond Portfolio	260,499,000		$18,627,000	$59,264,000	80,595,000	102,013,000	—
Jennison Portfolio	1,141,208,000		—	—	512,257,000	508,642,000	120,309,000
Value Portfolio	138,535,000		—	—	—	94,300,000	44,235,000

(a)	No capital gain distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforwards.
(b)	Expiring in 2012.
It is uncertain whether the respective Portfolios will be able to realize the full benefit prior to the expiration date.

The following Portfolios have elected to treat post-October losses incurred in the period November 1, 2004 through December 31, 2004 as being incurred in the current fiscal year:

	Approximate Post October Losses
Portfolio	Currency	Capital
Diversified Bond Portfolio	$114,500	—
Equity Portfolio	800	—
Global Portfolio	—	$230,456
High Yield Bond Portfolio	2,068	—
Jennison Portfolio	81,400	—
Natural Resources Portfolio	44,200	—
Value Portfolio	1,400	—

The United States federal income tax basis and unrealized appreciation (depreciation) of the Series Fund’s investments as of June 30, 2005 were as follows:

Portfolio	Tax Basis	Appreciation	Depreciation	Total Net Unrealized Appreciation/ (Depreciation)
Conservative Balanced Portfolio	$3,307,437,575	$366,738,703	$313,125,589	$53,613,114
Diversified Bond Portfolio	1,328,985,836	22,107,170	5,090,278	17,016,892
Equity Portfolio	3,920,774,737	570,728,229	113,337,115	457,391,114
Flexible Managed Portfolio	4,030,623,228	270,000,964	99,437,231	170,563,733
Global Portfolio	721,478,161	74,656,568	17,075,245	57,581,323
Government Income Portfolio	464,459,511	6,053,632	1,160,541	4,893,091
High Yield Bond Portfolio	1,876,831,410	70,152,819	52,184,169	17,968,650
Jennison Portfolio	2,118,437,005	365,947,915	42,571,803	323,376,112
Natural Resources Portfolio	669,770,763	258,703,627	8,589,227	250,114,400
Small Capitalization Stock Portfolio	677,879,622	242,841,351	56,892,816	185,948,535
Stock Index Portfolio	3,029,176,468	1,048,179,568	319,891,859	728,287,709
Value Portfolio	1,613,312,801	323,477,335	27,273,147	296,204,188
Zero Coupon Bond Portfolio 2005	53,276,672	362,606	—	362,606

The differences between book basis and tax basis of investments are primarily attributable to deferred losses on wash sales and mark to market on passive foreign investments companies.

C9

Note 7:	Capital

The Series Fund offers Class I and Class II shares. Neither Class I nor Class II shares of a Portfolio are subject to any sales charge or redemption charge and are sold at the net asset value of the Portfolio. Class I shares are sold only to certain separate accounts of Prudential to fund benefits under certain variable life insurance and variable annuity contracts (“contracts”). Class II shares are sold only to separate accounts of non-Prudential insurance companies as investment options under certain contracts. The separate accounts invest in shares of the Series Fund through subaccounts that correspond to the Portfolios. The separate accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts. As of June 30, 2005, the Equity, Jennison, and Value Portfolios have Class II shares outstanding.

Transactions in shares of common stock of the Equity, Jennison, Value and Natural Resources Portfolios were as follows:

Equity Portfolio:
Class I	Shares	Amount
Six months ended June 30, 2005:
Capital stock sold	1,639,694	$35,751,446
Capital stock issued in connection with the merger	1,320,590	28,041,417
Capital stock issued in reinvestment of dividends and distributions	41,888	901,423
Capital stock repurchased	(9,242,390)	(201,927,895)

Net increase (decrease) in shares outstanding	(6,240,218)	$(137,233,609)

Year ended December 31, 2004:
Capital stock sold	4,880,675	$101,956,955
Capital stock issued in reinvestment of dividends and distributions	2,300,409	50,405,570
Capital stock repurchased	(17,020,123)	(355,777,280)

Net increase (decrease) in shares outstanding	(9,839,039)	$(203,414,755)

Class II
Six months ended June 30, 2005:
Capital stock sold	14,838	$325,649
Capital stock repurchased	(2,659)	(58,118)

Net increase (decrease) in shares outstanding	12,179	$267,531

Year ended December 31, 2004:
Capital stock sold	21,633	$457,593
Capital stock issued in reinvestment of dividends and distributions	419	9,198
Capital stock repurchased	(11,341)	(235,818)

Net increase (decrease) in shares outstanding	10,711	$230,973

Jennison Portfolio:
Class I	Shares	Amount
Six months ended June 30, 2005:
Capital stock sold	6,552,940	$114,935,888
Capital stock issued in reinvestment of dividends and distributions	25,214	429,383
Capital stock repurchased	(8,037,060)	(141,836,487)

Net increase (decrease) in shares outstanding	(1,458,906)	$(26,471,216)

Year ended December 31, 2004:
Capital stock sold	19,266,794	$323,093,604
Capital stock issued in reinvestment of dividends and distributions	502,353	8,976,218
Capital stock repurchased	(13,717,853)	(230,738,958)

Net increase (decrease) in shares outstanding	6,051,294	$101,330,864

C10

Class II	Shares	Amount
Six months ended June 30, 2005:
Capital stock sold	211,969	$3,670,894
Capital stock repurchased	(508,003)	(8,863,432)

Net increase (decrease) in shares outstanding	(296,034)	$(5,192,538)

Year ended December 31, 2004:
Capital stock sold	1,014,749	$16,762,616
Capital stock issued in reinvestment of dividends and distributions	1,922	34,040
Capital stock repurchased	(802,631)	(13,178,750)

Net increase (decrease) in shares outstanding	214,040	$3,617,906

Natural Resources Portfolio:
Class I	Shares	Amount
Six months ended June 30, 2005:
Capital stock sold	861,775	$28,825,008
Capital stock issued in reinvestment of dividends and distributions	1,857,002	60,036,860
Capital stock repurchased	(560,452)	(18,244,690)

Net increase (decrease) in shares outstanding	2,158,325	$70,617,178

Year ended December 31, 2004:
Capital stock sold	1,401,282	$39,851,530
Capital stock issued in reinvestment of dividends and distributions	1,462,209	38,397,620
Capital stock repurchased	(1,476,976)	(41,027,681)

Net increase (decrease) in shares outstanding	1,386,515	$37,221,469

Class II*
For the period ended June 30, 2005:
Capital stock sold	9,735	$319,033
Capital stock repurchased	(14)	(453)

Net increase (decrease) in shares outstanding	9,721	$318,580

Value Portfolio:
Class I	Shares	Amount
Six months ended June 30, 2005:
Capital stock sold	1,537,940	$30,739,334
Capital stock issued in reinvestment of dividends and distributions	81,634	1,624,516
Capital stock repurchased	(4,078,691)	(81,709,183)

Net increase (decrease) in shares outstanding	(2,459,117)	$(49,345,333)

Year ended December 31, 2004:
Capital stock sold	3,957,617	$72,230,270
Capital stock issued in reinvestment of dividends and distributions	1,040,398	20,412,598
Capital stock repurchased	(8,791,625)	(160,544,530)

Net increase (decrease) in shares outstanding	(3,793,610)	$(67,901,662)

Class II
Six months ended June 30, 2005:
Capital stock sold	12,648	$250,454
Capital stock repurchased	(11,360)	(225,433)

Net increase (decrease) in shares outstanding	1,288	$25,021

Year ended December 31, 2004:
Capital stock sold	3,819	$70,179
Capital stock issued in reinvestment of dividends and distributions	1,345	26,411
Capital stock repurchased	(20,606)	(371,071)

Net increase (decrease) in shares outstanding	(15,442)	$(274,481)

*	Commencement of offering, April 28, 2005.

C11

Note 8:	Borrowings

The Series Fund (excluding the Money Market Portfolio), is a party to a syndicated credit agreement (“SCA”) with two banks. The commitment under the credit agreement is $500 million. The Funds pay a commitment fee of ..075% of 1% of the unused portion of the agreement. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro-rata based on net assets. The expiration of the SCA is October 28, 2005.

The following Portfolios utilized the line of credit during the six months ended June 30, 2005. The average balance is for the number of days the Portfolio had an outstanding balance.

Portfolio	Average Balance Outstanding	Number of Days Outstanding	Weighted Average Interest Rates
Equity Portfolio	$411,000	1	3.46%
Global Portfolio	341,000	9	3.39%
Jennison Portfolio	233,000	20	3.02%
Small Capitalization Stock Portfolio	1,861,000	48	2.94%
Flexible Managed Portfolio	61,003,000	2	3.05%

Note 9:	Other

The Zero Coupon Bond Portfolio 2005 will liquidate as of November 15, 2005. On the liquidation date, all of the securities held by the Portfolio will be sold and all outstanding shares of the Portfolio will be redeemed.

Note 10:	Reorganization

On November 18, 2004, the Board of Directors of the Series Fund approved an Agreement and Plan of Reorganization (“the Plan”) which provided for the transfer of all the assets of the SP MFS Capital Opportunities Portfolio to the Equity Portfolio and the assumption of its liabilities.

Shareholders approved the Plan at a meeting on April 19, 2005 and the reorganization took place on April 29, 2005. The acquisition was accomplished by a tax-free exchange of the following shares:

Merged Fund	Shares
SP MFS Capital Opportunities Portfolio	4,239,055

Acquiring Fund	Shares Issued	Total Net Assets Acquired
Equity Portfolio	1,320,590	$28,041,417

The aggregate net assets and unrealized appreciation of the Merged and Acquiring Portfolios immediately before the merger and the amount of the capital loss carryforward of the Merged Portfolio (subject to future utilization by the Acquiring Portfolio) were as follows:

Merged Fund	Total Net Assets	Unrealized Appreciation	Capital Loss Carryforward*
SP MFS Capital Opportunities Portfolio	$28,041,417	$697,864	$1,494,000

Acquiring Fund
Equity Portfolio	$3,833,180,027

*	The future utilization of the acquired capital loss carryforwards may be limited under certain conditions defined in the Internal Revenue Code of 1986, as amended.
Note 11:	Ownership

As of June 30, 2005, all of Class I shares of each Portfolio were owned of record by the Prudential Insurance Company of America (“PICA”) on behalf of the owners of the variable insurance products issued by PICA.

C12

Financial Highlights

(Unaudited)

	Conservative Balanced Portfolio
	Six Months Ended June 30, 2005		Year Ended December 31,
			2004	2003	2002	2001	2000
Per Share Operating Performance:
Net Asset Value, beginning of period	$15.10		$14.34	$12.43	$13.69	$14.63	$15.36

Income From Investment Operations:
Net investment income	0.18		0.34	0.28	0.34	0.44	0.59
Net realized and unrealized gains (losses) on investments	(0.15)		0.78	1.99	(1.57)	(0.75)	(0.65)

Total from investment operations	0.03		1.12	2.27	(1.23)	(0.31)	(0.06)

Less Distributions:
Dividends from net investment income	(0.35)		(0.28)	(0.36)	—	(0.48)	(0.56)
Distributions from net realized gains	(0.15)		(0.08)	—	(0.03)	(0.15)	(0.11)
Distributions in excess of net realized gains	—		—	—	—	—	—

Total distributions	(0.50)		(0.36)	(0.36)	(0.03)	(0.63)	(0.67)

Net Asset Value, end of period	$14.63		$15.10	$14.34	$12.43	$13.69	$14.63

Total Investment Return(a)	0.28%		8.04%	18.77%	(8.98)%	(2.02)%	(0.48)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,791.9		$2,893.6	$2,895.0	$2,660.3	$3,259.7	$3,714.3
Ratios to average net assets:
Expenses	0.59	%(b)	0.59%	0.58%	0.58%	0.58%	0.60%
Net investment income	2.39	%(b)	2.27%	2.02%	2.49%	3.05%	3.79%
Portfolio turnover rate	56	%(c)	153%	248%	260%	239%	85%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

	Diversified Bond Portfolio
	Six Months Ended June 30, 2005		Year Ended December 31,
			2004	2003	2002	2001	2000
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.28		$11.17	$10.82	$11.36	$11.28	$10.95

Income From Investment Operations:
Net investment income	0.28		0.52	0.45	0.57	0.67	0.77
Net realized and unrealized gains on investments	0.04		0.09	0.35	0.17	0.12	0.26

Total from investment operations	0.32		0.61	0.80	0.74	0.79	1.03

Less Dividends and Distributions:
Dividends from net investment income	(0.31)		(0.50)	(0.45)	(1.27)	(0.71)	(0.70)
Distributions from net realized gains	(0.08)		—	—	—	—	— (b)
Tax return of capital distributions	—		—	—	(0.01)	—	—

Total dividends and distributions	(0.39)		(0.50)	(0.45)	(1.28)	(0.71)	(0.70)

Net Asset Value, end of period	$11.21		$11.28	$11.17	$10.82	$11.36	$11.28

Total Investment Return(a)	2.92%		5.59%	7.49%	7.07%	6.98%	9.72%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,192.8		$1,283.7	$1,418.0	$1,370.3	$1,400.7	$1,269.8
Ratios to average net assets:
Expenses	0.45	%(c)	0.45%	0.44%	0.44%	0.44%	0.45%
Net investment income	4.85	%(c)	4.57%	4.02%	5.25%	6.35%	6.83%
Portfolio turnover rate	145	%(d)	382%	706%	595%	257%	139%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total Returns for periods of less than one full year are not annualized.

(b)	Less than $0.005 per share.

(c)	Annualized.

(d)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

D1

Financial Highlights

(Unaudited)

	Equity Portfolio Class I
	Six Months Ended June 30, 2005		Year Ended December 31,
			2004	2003	2002	2001	2000
Per Share Operating Performance:
Net Asset Value, beginning of period	$22.31		$20.55	$15.75	$20.49	$24.50		$28.90

Income From Investment Operations:
Net investment income	0.11		0.28	0.17	0.17	0.18		0.51
Net realized and unrealized gains (losses) on investments	(0.07)		1.75	4.81	(4.75)	(2.83)		0.26

Total from investment operations	0.04		2.03	4.98	(4.58)	(2.65)		0.77

Less Distributions:
Dividends from net investment income	(0.01)		(0.27)	(0.18)	(0.16)	(0.18)		(0.51)
Distributions in excess of net investment income	—		—	—	—	—		(0.02)
Distributions from net realized gains	—		—	—	—	(1.18)		(4.64)

Total dividends and distributions	(0.01)		(0.27)	(0.18)	(0.16)	(1.36)		(5.17)

Net Asset Value, end of period	$22.34		$22.31	$20.55	$15.75	$20.49		$24.50

Total Investment Return(a)	0.11%		9.93%	31.65%	(22.34)%	(11.18)%		3.28%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4,000.8		$4,135.7	$4,012.3	$3,273.6	$4,615.9	$	,652.7
Ratios to average net assets:
Expenses	0.49	%(b)	0.48%	0.49%	0.48%	0.49%		0.49%
Net investment income	1.01	%(b)	1.29%	0.96%	0.88%	0.84%		1.75%
Portfolio turnover rate	35	%(c)	50%	54%	54%	153%		78%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

	Equity Portfolio Class II
	Six Months Ended June 30, 2005		Year Ended December 31,
			2004	2003	2002	2001	2000
Per Share Operating Performance:
Net Asset Value, beginning of period	$22.34		$20.58	$15.76	$20.49	$24.51	$28.92

Income From Investment Operations:
Net investment income	0.06		0.20	0.08	0.09	0.09	0.39
Net realized and unrealized gains (losses) on investments	(0.07)		1.74	4.83	(4.72)	(2.83)	0.26

Total from investment operations	(0.01)		1.94	4.91	(4.63)	(2.74)	0.65

Less Distributions:
Dividends from net investment income	—		(0.18)	(0.09)	(0.10)	(0.10)	(0.40)
Distributions in excess of net investment income	—		—	—	—	—	(0.02)
Distributions from net realized gains	—		—	—	—	(1.18)	(4.64)

Total dividends and distributions	—		(0.18)	(0.09)	(0.10)	(1.28)	(5.06)

Net Asset Value, end of period	$22.33		$22.34	$20.58	$15.76	$20.49	$24.51

Total Investment Return(a)	(0.04)%		9.51%	31.11%	(22.62)%	(11.57)%	2.83%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1.4		$1.1	$0.8	$0.4	$1.1	$1.8
Ratios to average net assets:
Expenses	0.89	%(b)	0.88%	0.89%	0.88%	0.89%	0.91%
Net investment income	0.61	%(b)	0.91%	0.54%	0.46%	0.45%	1.26%
Portfolio turnover rate	35	%(c)	50%	54%	54%	153%	78%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

D2

Financial Highlights

(Unaudited)

	Flexible Managed Portfolio
	Six Months Ended June 30, 2005		Year Ended December 31,
			2004	2003	2002	2001	2000
Per Share Operating Performance:
Net Asset Value, beginning of period	$16.58		$15.19	$12.55	$14.79	$16.53	$17.64

Income From Investment Operations:
Net investment income	0.18		0.29	0.22	0.27	0.42	0.61
Net realized and unrealized gains (losses) on investments	(0.13)		1.32	2.70	(2.10)	(1.35)	(0.86)

Total from investment operations	0.05		1.61	2.92	(1.83)	(0.93)	(0.25)

Less Dividends and Distributions:
Dividends from net investment income	(0.32)		(0.22)	(0.28)	(0.41)	(0.58)	(0.62)
Distributions from net realized gains	—		—	—	—	(0.23)	(0.24)

Total dividends and distributions	(0.32)		(0.22)	(0.28)	(0.41)	(0.81)	(0.86)

Net Asset Value, end of period	$16.31		$16.58	$15.19	$12.55	$14.79	$16.53

Total Investment Return(a)	0.34%		10.74%	23.76%	(12.74)%	(5.68)%	(1.44)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,515.9		$3,883.5	$3,693.6	$3,181.0	$3,896.6	$4,463.8
Ratios to average net assets:
Expenses	0.63	%(b)	0.62%	0.62%	0.63%	0.64%	0.64%
Net investment income	1.84	%(b)	1.83%	1.55%	1.92%	2.61%	3.22%
Portfolio turnover rate	65	%(c)	150%	204%	238%	236%	132%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

	Global Portfolio
	Six Months Ended June 30, 2005		Year Ended December 31,
			2004	2003	2002	2001	2000
Per Share Operating Performance:
Net Asset Value, beginning of period	$16.43		$15.14	$11.35	$15.29	$23.61	$30.98

Income From Investment Operations:
Net investment income	0.09		0.11	0.10	0.07	0.09	0.07
Net realized and unrealized gains (losses) on investments	(0.24)		1.33	3.74	(3.87)	(3.58)	(5.30)

Total from investment operations	(0.15)		1.44	3.84	(3.80)	(3.49)	(5.23)

Less Dividends and Distributions:
Dividends from net investment income	(0.10)		(0.15)	(0.05)	(0.14)	(0.06)	(0.07)
Distributions in excess of net investment income	—		—	—	—	—	(0.13)
Distributions from net realized gains	—		—	—	—	(4.77)	(1.94)

Total dividends and distributions	(0.10)		(0.15)	(0.05)	(0.14)	(4.83)	(2.14)

Net Asset Value, end of period	$16.18		$16.43	$15.14	$11.35	$15.29	$23.61

Total Investment Return(a)	(.90)%		9.59%	34.07%	(25.14)%	(17.64)%	(17.68)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$712.2		$691.1	$665.6	$514.9	$885.0	$1,182.1
Ratios to average net assets:
Expenses	0.83	%(b)	0.84%	0.87%	0.82%	0.84%	0.85%
Net investment income	1.15	%(b)	0.67%	0.78%	0.47%	0.58%	0.25%
Portfolio turnover rate	36	%(c)	128%	88%	75%	67%	95%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total investment returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

D3

Financial Highlights

(Unaudited)

	Government Income Portfolio
	Six Months Ended June 30, 2005		Year Ended December 31,
			2004	2003	2002	2001	2000
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.65		$11.92	$12.50	$12.26	$12.02	$11.55

Income From Investment Operations:
Net investment income	0.24		0.49	0.46	0.38	0.65	0.89
Net realized and unrealized gain (losses) on investment	0.08		(0.13)	(0.15)	1.00	0.31	0.52

Total from investment operations	0.32		0.36	0.31	1.38	0.96	1.41

Less Dividends and Distributions:
Dividends from net investment income	(0.29)		(0.44)	(0.46)	(1.06)	(0.72)	(0.91)
Distributions from net realized gains	—		(0.19)	(0.43)	(0.08)	—	(0.03)

Total dividends and distributions	(0.29)		(0.63)	(0.89)	(1.14)	(0.72)	(0.94)

Net Asset Value, end of period	$11.68		$11.65	$11.92	$12.50	$12.26	$12.02

Total Investment Return(a)	2.82%		3.12%	2.46%	12.05%	8.06%	12.78%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$404.1		$420.2	$461.5	$484.3	$311.0	$291.5
Ratios to average net assets:
Expenses	0.45	%(b)	0.47%	0.46%	0.44%	0.47%	0.47%
Net investment income	4.09	%(b)	4.07%	3.76%	4.29%	5.53%	6.03%
Portfolio turnover rate	271	%(c)	617%	695%	508%	361%	184%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total investment returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

	Stock Index Portfolio
	Six Months Ended June 30, 2005		Year Ended December 31,
			2004	2003	2002	2001	2000
Per Share Operating Performance:
Net Asset Value, beginning of period	$31.29		$29.29	$24.09	$31.64	$38.66	$44.45

Income (Loss) From Investment Operations:
Net investment income	0.22		0.50	0.36	0.37	0.36	0.36
Net realized and unrealized gains (losses) on investments	(0.55)		2.50	6.14	(7.34)	(5.05)	(4.37)

Total from investment operations	(0.33)		3.00	6.50	(6.97)	(4.69)	(4.01)

Less Dividends & Distributions:
Dividends from net investment income	(0.02)		(0.49)	(0.37)	(0.36)	(0.35)	(0.37)
Distributions from net realized gains	(0.77)		(0.51)	(0.93)	(0.22)	(1.98)	(1.41)

Total distributions	(0.79)		(1.00)	(1.30)	(0.58)	(2.33)	(1.78)

Net Asset Value, end of period	$30.17		$31.29	$29.29	$24.09	$31.64	$38.66

Total Investment Return(a)	(1.01)%		10.45%	28.18%	(22.19)%	(12.05)%	(9.03)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,165.7		$3,094.7	$2,940.9	$2,352.3	$3,394.1	$4,186.0
Ratios to average net assets:
Expenses	0.38	%(b)	0.38%	0.37%	0.37%	0.39%	0.39%
Net investment income	1.48	%(b)	1.64%	1.42%	1.25%	1.02%	0.83%
Portfolio turnover rate	2	%(c)	3%	2%	4%	3%	7%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total investment returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

D4

The Prudential Series Fund, Inc.

Semiannual Report

June 30, 2005

Board of Directors

Saul K. Fenster, Ph.D.

President Emeritus,

New Jersey Institute of Technology

Delayne Dedrick Gold

Marketing Consultant

Robert F. Gunia

Executive Vice President and

Chief Administrative Officer,

Prudential Investments LLC

W. Scott McDonald, Jr., Ph.D.

Management Consultant,

Kaludis Consulting Group, Inc.

Thomas T. Mooney

Chief Executive Officer,

The Rochester Business Alliance

Thomas M. O’Brien

President and Chief Executive Officer,

Atlantic Bank of New York

David R. Odenath, Jr.

President,

Prudential Annuities

John A. Pileski

Retired Tax Partner,

KPMG, LLP

F. Don Schwartz

Management Consultant

E1

The Prudential Series Fund, Inc.

Approval of Advisory Agreements

The Board of Directors (the “Board”) of The Prudential Series Fund, Inc. oversees the management of each of the Fund’s Portfolios, and, as required by law, determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and each Portfolio’s subadvisory agreement. The Board, including all of the Independent Directors, met on March 8, 2005 and June 8, 2005, and approved the renewal of the agreements through July 31, 2006, after concluding that renewal of the agreements was in the best interests of each of the Fund’s Portfolios and their shareholders.

In advance of the June meeting, the Directors received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. In approving the agreements, the Directors, including the Independent Directors advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Directors did not identify any single factor that was dispositive and each Director attributed different weights to the various factors. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on March 8, 2005 and June 8, 2005.

The Directors determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and each subadviser, each of which serves pursuant to the terms of subadvisory agreements with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Directors’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature and extent of services provided to the Fund by PI and each subadviser. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisers, as well as the provision of fund accounting, recordkeeping and compliance services to the Fund. With respect to PI’s oversight of the subadvisers, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that PI pays the salaries of all of the officers and non-independent Directors of the Fund. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with the Fund’s investment restrictions, policies and procedures. The Board considered PI’s evaluation of the subadvisers; as well as PI’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements or to replace certain subadvisers, as applicable.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to PI’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and each subadviser. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (CCO) as to both PI and each subadviser. The Board noted that three of the Fund’s subadvisers, Prudential Investment Management, Inc. (“PIM”), Quantitative Management Associates LLC (“QMA”), and Jennison Associates LLC (“Jennison”) are each affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of PIM, QMA, and Jennison, which are affiliates of PI, as their profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with PI may not be as significant as PI’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by PI and the unaffiliated subadvisers, as well as the fact that PI compensates the subadvisers out of its management fee.

Economies of Scale

The Board noted that the advisory fee schedule for the Portfolios of the Fund does not contain breakpoints that reduce the fee rate on assets above specified levels, with the exception of the Stock Index Portfolio. The Board received and discussed information concerning whether PI realizes economies of scale as the Portfolio’s assets grow beyond current levels. However, because of the nature of PI’s business, the Board could not reach definitive conclusions as to whether PI might realize economies of scale on a particular Portfolio or how great they may be. In light of each Portfolio’s current size and fee rate, the Board concluded that the absence of breakpoints in each Portfolio’s fee schedule (other than Stock Index Portfolio) is acceptable at this time.

With respect to Stock Index Portfolio, the Board noted that the management fee schedule includes breakpoints, which have the effect of decreasing the fee rate as assets increase, but at the current level of assets the Portfolio does not realize the effect of those rate reductions. The Board took note, however, that the Portfolio’s fee structure would result in benefits to Portfolio shareholders when (and if) assets reach the levels at which the fee rate is reduced. These benefits will accrue whether or not PI is then realizing any economies of scale.

Other Benefits to PI and The Subadvisers

The Board considered potential ancillary benefits that might be received by PI, the subadvisers, and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), administrative fees received by PI for Class II shares, compensation received by insurance company affiliates of PI from the subadvisers, as well as reputational or other intangible benefits resulting from PI’s association with the Fund. The Board also considered information provided by PI regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PI at least annually review and represent that the fees and charges of the variable products using the Fund are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and reputational benefits. The Board concluded that the benefits derived by PI and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio of the Fund, the Board also considered certain additional specific factors and related conclusions relating to the performance and fees and expenses of the Portfolios, as detailed below. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group was objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Portfolios of the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The Board also considered each Portfolio’s contractual and actual management fee, as well as each Portfolio’s net total expense ratio. The contractual management fee is computed based on hypothetical common levels of Portfolio net assets, while the actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include charges associated with variable annuity or variable life insurance contracts.

Stock Index Portfolio. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio had achieved performance that was in the third quartile over a one-year period, and performance that was in the first quartile over three-year and five-year time periods in relation to the group of comparable funds in a peer universe (the “Peer Universe”). The Board further noted that the Portfolio’s performance during these time periods was consistent with the performance of the Standard & Poor’s 500 Composite Stock Price Index. In light of the Portfolio’s long-term performance record, the Board determined that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a peer group (the “Peer Group”). The Portfolio’s actual management fee of 0.350% ranked in the fourth quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on Portfolio expenses of 0.75%. In light of the Portfolio’s long-term performance, the Board concluded that the management and subadvisory fees are reasonable.

Conservative Balanced Portfolio. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio had achieved performance that was in the third quartile over one-year and three-year time periods, and performance that was in the second quartile over a five-year period in relation to the group of comparable mutual funds in a

Peer Universe. Although the Portfolio’s short-term performance relative to the Peer Universe was below the median, the Board noted that the Portfolio’s long-term performance was above the median and that the Portfolio outperformed in comparison to its benchmark index over three-year and five-year time periods. The Board also received and considered information from SIRG noting that the Portfolio had achieved positive long-term results while assuming considerably less risk than the mutual funds included in the Peer Universe and the benchmark index. The Board determined that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.550% ranked in the second quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on Portfolio expenses of 0.75%. The Board concluded that the management and subadvisory fees are reasonable.

Value Portfolio. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio had achieved performance that was in the first quartile over a one-year period, performance that was in the second quartile over a three-year period, and performance that was in the first quartile over a five-year period in relation to the group of comparable mutual funds in a Peer Universe. The Board further noted that the Portfolio outperformed in comparison to its benchmark index over the same one-year and five-year time periods, and that the Portfolio’s performance was above the median performance of the other mutual funds included in the Peer Universe over one-year, three-year and five-year time periods. The Board determined that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.400% ranked in the first quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on Portfolio expenses of 0.75%. The Board concluded that the management and subadvisory fees are reasonable.

Equity Portfolio. With respect to the subadvisory services provided by GE Asset Management (GEAM), the Board noted that PI had recommended, and the Board approved the termination of GEAM and the reallocation of the assets managed by GEAM to Salomon Brothers Asset Management, Inc. (Salomon). Consequently, the Board noted that its approval of the continuance of GEAM’s subadvisory agreement was intended to be for an interim period to allow for an orderly transition of GEAM’s subadvisory responsibilities.

The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio had achieved performance that was in the second quartile over a one-year time period and performance that was in the first quartile over three-year and five-year time periods in relation to the group of comparable mutual funds in a Peer Universe. The Board noted that the Portfolio outperformed in comparison to its benchmark index over the same one-year and three-year time periods, and that the Portfolio’s performance was above the median performance of the other mutual funds included in the Peer Universe over the same time periods. The Board also reviewed the performance of each “sleeve” of the Portfolio managed by Jennison Associates LLC and Salomon. The Board determined that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.450% was the lowest fee charged among all of the mutual funds included in the Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on Portfolio expenses of 0.75%. The Board concluded that the management and subadvisory fees are reasonable.

Jennison Portfolio. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio had achieved performance that was in the second quartile over one-year, three-year and five-year time periods in relation to the group of comparable mutual funds in a Peer Universe. The Board further noted that the Portfolio outperformed in comparison to its benchmark index over the same one-year, three-year and five-year time periods. The Board determined that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.600% ranked in the first quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on Portfolio expenses of 0.75%. The Board concluded that the management and subadvisory fees are reasonable.

Small Capitalization Stock Portfolio. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio had achieved performance that was in the first quartile over a one-year period, and performance that was in the second quartile over three-year and five-year time periods in relation to the group of comparable mutual funds in a Peer Universe. The Board further noted that the Portfolio outperformed in comparison to its benchmark index over the same one-year, three-year and five-year time periods. The Board determined that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.400% ranked in the fourth quartile in its Peer Group, but the Portfolio’s net total expense ratio of 0.470% ranked in the second quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on Portfolio expenses of 0.75%. The Board concluded that the management and subadvisory fees are reasonable.

Natural Resources Portfolio. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio had achieved performance that was in the second quartile over a one-year period and performance that was in the first quartile over three-year and five year time periods in relation to the group of comparable mutual funds in a Peer Universe. The Board further noted that the Portfolio outperformed in comparison to its benchmark index over the same one-year, three-year and five-year time periods. The Board noted that the Portfolio’s long-standing portfolio manager had recently resigned, and that in light of the departure of the portfolio manager, the Portfolio’s performance would be closely monitored by the Board. The Board determined that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.450% ranked in the first quartile in its Peer Group and was the lowest fee among all of the mutual funds included in the Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on Portfolio expenses of 0.75%. The Board concluded that the management and subadvisory fees are reasonable.

Flexible Managed Portfolio. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio had achieved performance that was in the second quartile over a one-year period, performance that was in the first quartile over a three-year period and performance that was in the second quartile over a five-year period in relation to the group of comparable mutual funds in a Peer Universe. The Board further noted that the Portfolio outperformed in comparison to its benchmark index over the same one-year, three-year and five-year time periods. The Board determined that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.600% ranked in the second quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on Portfolio expenses of 0.75%. The Board concluded that the management and subadvisory fees are reasonable.

Global Portfolio. The Board noted that the Portfolio had achieved performance that was in the fourth quartile over one-year and three-year periods and performance that was in the third quartile over a five-year period in relation to the group of comparable mutual funds in a Peer Universe. While expressing disappointment in the Portfolio’s performance, the Board noted that PI had taken steps to improve the Portfolio’s performance by recommending to the Board the selection of four new subadvisers (Marsico Capital Management LLC, T. Rowe Price Associates, Inc., LSV Asset Management, and Thornburg Asset Management Inc.) to replace Jennison Associates LLC, the Portfolio’s existing subadviser. The Board further noted that it had accepted PI’s recommendations and had approved new subadvisory agreements with each of the new subadvisers, who were scheduled to assume responsibility for the Portfolio during the third or fourth quarter of 2005. Consequently, the Board noted that its approval of the continuance of Jennison’s subadvisory agreement was intended to be for an interim period to allow for an orderly transition of Jennison’s subadvisory responsibilities.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.750% ranked in the second quartile in its Peer Group. The Board concluded that the management and subadvisory fees are reasonable.

Zero Coupon Bond Portfolio 2005. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio had achieved performance that was in the fourth quartile over one-year and three-year periods, and performance that was in the third quartile over a five-year period in relation to the group of comparable mutual funds in a Peer Universe. The Board noted that the zero coupon bonds in which the Portfolio invests would mature in November 2005, at which time the Portfolio, as designed, would redeem all of its shares and pay the net asset value to shareholders.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.400% ranked in the first quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on Portfolio expenses of 0.75%. The Board concluded that the management and subadvisory fees are reasonable.

Diversified Bond Portfolio. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio had achieved performance that was in the second quartile over a one-year period, performance that was in the third quartile over a three-year period, and performance that was in the fourth quartile over a five-year period in relation to the group of comparable mutual funds in a Peer Universe. The Board noted, however, that the Portfolio had outperformed its benchmark index over the same time periods. The Board further noted that much of the Portfolio’s below-median performance during the three-year and five-year time periods was attributable to several securities that declined steeply in price during 2001 and 2002. Since then, the Board observed that the Portfolio’s performance had improved in response to changes in risk management and securities selection procedures utilized by the portfolio managers of the Portfolio. In light of the Portfolio’s improving performance record, the Board concluded that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.400% ranked in the first quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on Portfolio expenses of 0.75%. The Board concluded that the management and subadvisory fees are reasonable.

Government Income Portfolio. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio had achieved performance that was in the fourth quartile over a one-year period, and performance that was in the first quartile over three-year and five-year periods in relation to the group of comparable mutual funds in a Peer Universe. The Board noted that the Portfolio had outperformed its benchmark index over the same time periods. Although the Board noted that the Portfolio’s performance over a one-year period had been disappointing, the Board concluded that in light of the Portfolio’s long-term performance, the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.400% ranked in the first quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on Portfolio expenses of 0.75%. The Board concluded that the management and subadvisory fees are reasonable.

High Yield Bond Portfolio. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio had achieved performance that was in the second quartile over one-year and three-year periods, and performance that was in the third quartile over a five-year period in relation to the group of comparable mutual funds in a Peer Universe. The Board noted that the Portfolio’s underperformance over the five-year period was attributable to performance in 2001. The Board further noted that since then, the portfolio managers had instituted changes in risk controls and procedures relating to securities selection, and that performance of the Portfolio had since improved. In light of the Portfolio’s improving performance, the Board concluded that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.550% ranked in the first quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on Portfolio expenses of 0.75%. The Board concluded that the management and subadvisory fees are reasonable.

Money Market Portfolio. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio had achieved performance that was in the first quartile over one-year, three-year and five-year periods in relation to the group of comparable mutual funds in a Peer Universe. The Board noted that the Portfolio had outperformed its benchmark index over the same time periods. The Board determined that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.400% ranked in the third quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on Portfolio expenses of 0.75%. The Board concluded that the management and subadvisory fees are reasonable.

The toll-free number shown below can be used to make transfers and reallocations, review how your premiums are being allocated, and receive current investment option values in your contract. Unit values for each investment option are available to all participants from the toll-free number. The phone lines are open each business day during the hours shown. Please be sure to have your contract number available when you call.

In the past, participants who held several variable contracts at the same address received multiple copies of annual and semiannual reports. In an effort to lessen waste and reduce expenses of postage and printing, we will attempt to mail only one copy of this report, based on our current records for participants with the same last name and same address. No action on your part is necessary. Upon request, we will furnish you with additional reports. The toll-free number listed on the inside back cover should be used to request additional copies. Proxy material and tax information will continue to be sent for each account of record.

30 Scranton Office Park

Scranton, PA 18507-1789

Presorted

Standard

U.S. Postage

PAID

Prudential

IFS-A105477    MD.RS.011    Ed. 6/30/2005

Item 2 –	Code of Ethics — Not required as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not applicable with semi-annual filing

Item 4 –	Principal Accountant Fees and Services – Not applicable with semi-annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year if the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a)	(1) Code of Ethics – Not applicable with semi-annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Variable Account Contract-11

By (Signature and Title)*	/s/ DEBORAH A. DOCS
Deborah A. Docs Secretary

Date August 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice President and Principal Executive Officer

Date August 24, 2005

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres Treasurer and Principal Financial Officer

Date August 24, 2005

*	Print the name and title of each signing officer under his or her signature.